LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments
September 30, 2023 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–57.40%
Australia–0.18%
ANZ Group Holdings Ltd.	7,038	$116,114
BHP Group Ltd.	38,886	1,106,327
CSL Ltd.	3,307	533,260
Endeavour Group Ltd.	25,206	85,407
Medibank Pvt Ltd.	122,965	271,968
Metcash Ltd.	50,270	122,174
Newcrest Mining Ltd.	2,929	46,176
Northern Star Resources Ltd.	19,165	128,890
Origin Energy Ltd.	47,195	266,420
†Qantas Airways Ltd.	42,091	140,183
=†πQuintis Australia Pty. Ltd.	3,249,491	0
South32 Ltd.	75,452	164,455
Wesfarmers Ltd.	6,721	228,422
WiseTech Global Ltd.	2,159	90,298
Woolworths Group Ltd.	10,095	242,228
		3,542,322
Belgium–0.02%
Ackermans & van Haaren NV	430	65,056
KBC Group NV	4,877	304,938
UCB SA	1,033	84,684
		454,678
Brazil–0.13%
Ambev SA	338,593	883,775
B3 SA - Brasil Bolsa Balcao	146,944	358,696
Cielo SA	521,745	366,406
Cosan SA	20,733	70,367
†Embraer SA	79,951	274,533
Engie Brasil Energia SA	5,982	49,341
Lojas Renner SA	100,340	267,491
Petroreconcavo SA	2,347	9,773
Telefonica Brasil SA	28,668	245,071
TIM SA	17,634	52,447
Transmissora Alianca de Energia Eletrica SA	11,653	80,190
		2,658,090
Canada–1.39%
Barrick Gold Corp.	39,662	576,132
BCE, Inc.	2,048	78,181
Brookfield Corp.	7,209	225,412
Cameco Corp.	91,064	3,609,777
Canadian National Railway Co.	9,963	1,078,931
Canadian Natural Resources Ltd.	1,647	106,514
Canadian Tire Corp. Ltd. Class A	405	43,549
Enbridge, Inc.	369,732	12,263,152
George Weston Ltd.	1,220	135,298
Loblaw Cos. Ltd.	1,522	129,312
†Lululemon Athletica, Inc.	865	333,553
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Canada (continued)
Metro, Inc.	15,310	$795,117
National Bank of Canada	1,375	91,343
Pembina Pipeline Corp.	20,861	627,251
Rogers Communications, Inc. Class B	11,435	439,047
Royal Bank of Canada	7,632	666,975
†Shopify, Inc. Class A	7,762	423,688
Suncor Energy, Inc.	134,964	4,641,390
Teck Resources Ltd. Class B	22,816	983,141
TELUS Corp.	5,821	95,056
		27,342,819
China–0.79%
Agricultural Bank of China Ltd. Class H	270,000	100,677
†Alibaba Group Holding Ltd.	74,300	812,172
Anhui Gujing Distillery Co. Ltd. Class B	1,400	23,465
†Baidu, Inc. Class A	37,100	631,997
BYD Co. Ltd. Class H	168,500	5,207,159
BYD Electronic International Co. Ltd.	3,000	13,677
China Merchants Bank Co. Ltd. Class H	52,000	217,138
China Tower Corp. Ltd. Class H	1,066,000	102,095
COSCO SHIPPING Energy Transportation Co. Ltd. Class A	22,800	42,203
Dongfang Electric Corp. Ltd. Class A	38,400	82,327
ENN Energy Holdings Ltd.	9,500	78,854
Foxconn Industrial Internet Co. Ltd. Class A	15,700	42,577
Hundsun Technologies, Inc. Class A	13,200	58,948
Industrial & Commercial Bank of China Ltd. Class H	440,000	211,826
JA Solar Technology Co. Ltd. Class A	33,400	117,476
†JD Health International, Inc.	12,400	64,289
JD.com, Inc. Class A	11,269	165,633
†Kindstar Globalgene Technology, Inc.	474,000	95,636
Lenovo Group Ltd.	100,000	103,053
†Li Auto, Inc. Class A	38,300	676,405
LONGi Green Energy Technology Co. Ltd. Class A	188,500	707,207
†Meituan Class B	23,940	350,344
Ningbo Deye Technology Co. Ltd. Class A	47,720	506,835
LVIP BlackRock Global Allocation Fund–1

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Nongfu Spring Co. Ltd. Class H	17,000	$97,689
PetroChina Co. Ltd. Class H	322,000	242,601
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	38,000	89,287
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	1,200	44,590
Shenzhen Transsion Holdings Co. Ltd. Class A	2,994	59,968
Tencent Holdings Ltd.	99,700	3,898,395
Trina Solar Co. Ltd. Class A	69,812	293,284
†Trip.com Group Ltd.	8,000	285,227
Want Want China Holdings Ltd.	66,000	43,068
Yum China Holdings, Inc.	2,018	112,443
		15,578,545
Denmark–0.31%
AP Moller - Maersk AS Class B	299	539,768
DSV AS	4,249	794,453
Novo Nordisk AS Class B	51,995	4,745,881
		6,080,102
Finland–0.04%
Elisa Oyj	5,825	270,296
Kesko Oyj Class B	3,388	60,786
Kone Oyj Class B	10,993	463,964
		795,046
France–2.90%
Accor SA	49,924	1,685,862
AXA SA	8,847	263,581
BNP Paribas SA	168,035	10,735,693
Bollore SE	18,469	99,389
Carrefour SA	8,804	151,581
Cie de Saint-Gobain SA	127,739	7,681,762
Dassault Systemes SE	16,823	627,761
EssilorLuxottica SA	36,972	6,455,881
Hermes International SCA	625	1,143,019
Kering SA	7,861	3,589,539
La Francaise des Jeux SAEM	9,817	319,674
L'Oreal SA	3,148	1,308,657
LVMH Moet Hennessy Louis Vuitton SE	11,338	8,587,560
Remy Cointreau SA	497	60,769
Sanofi	45,146	4,843,703
Schneider Electric SE	1,930	320,317
SCOR SE	4,717	146,968
Societe Generale SA	14,312	348,702
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Teleperformance SE	1,119	$141,258
TotalEnergies SE	47,205	3,109,736
Vinci SA	47,821	5,309,681
†Worldline SA	2,016	56,802
		56,987,895
Germany–1.89%
BASF SE	3,087	140,177
Bayer AG	59,626	2,865,150
Bayerische Motoren Werke AG	13,719	1,397,935
Carl Zeiss Meditec AG	1,713	149,993
Commerzbank AG	156,028	1,779,925
Continental AG	3,479	245,555
†Deutsche Lufthansa AG	8,198	65,057
Fresenius SE & Co. KGaA	3,411	106,241
LANXESS AG	11,950	303,851
Mercedes-Benz Group AG	69,353	4,831,283
Merck KGaA	4,457	745,229
Muenchener Rueckversicherungs-Gesellschaft AG	550	214,627
SAP SE	85,515	11,104,247
SAP SE ADR	7,800	1,008,696
Scout24 SE	2,808	194,929
Siemens AG	70,038	10,045,309
Symrise AG	8,890	848,913
Telefonica Deutschland Holding AG	113,048	202,586
Thyssenkrupp AG	36,335	277,588
United Internet AG	1,983	42,476
†Zalando SE	24,547	548,373
		37,118,140
Greenland–0.02%
Ferguson PLC	1,963	324,889
		324,889
Hong Kong–0.29%
AIA Group Ltd.	498,600	4,065,357
ASMPT Ltd.	13,900	124,428
BOC Hong Kong Holdings Ltd.	21,000	57,522
China Construction Bank Corp. Class H	585,000	330,190
CK Asset Holdings Ltd.	28,000	147,492
Hang Seng Bank Ltd.	9,300	115,731
Hongkong Land Holdings Ltd.	23,300	83,181
MTR Corp. Ltd.	31,500	124,697
Orient Overseas International Ltd.	18,500	246,873
Prudential PLC	15,906	172,489
SITC International Holdings Co. Ltd.	73,000	122,677
LVIP BlackRock Global Allocation Fund–2

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
WH Group Ltd.	201,000	$105,493
		5,696,130
India–0.04%
Bajaj Auto Ltd.	4,000	243,913
Eicher Motors Ltd.	2,755	114,357
HCL Technologies Ltd.	5,030	74,795
Indian Oil Corp. Ltd.	62,909	68,900
Kotak Mahindra Bank Ltd.	7,435	155,404
Tata Consultancy Services Ltd.	2,205	93,695
		751,064
Indonesia–0.02%
Bank Central Asia Tbk PT	537,200	306,748
		306,748
Ireland–0.09%
CRH PLC	1,466	81,241
Kingspan Group PLC	10,835	812,868
Medtronic PLC	953	74,677
Seagate Technology Holdings PLC	10,385	684,891
Trane Technologies PLC	591	119,920
		1,773,597
Israel–0.28%
†Nice Ltd. Sponsored ADR	31,930	5,428,100
		5,428,100
Italy–0.59%
CNH Industrial NV	44,741	545,870
Enel SpA	43,458	267,406
Ferrari NV	8,653	2,558,803
FinecoBank Banca Fineco SpA	14,993	182,528
Intesa Sanpaolo SpA	1,597,008	4,119,786
Snam SpA	50,339	236,780
UniCredit SpA	154,336	3,708,894
		11,620,067
Japan–3.97%
AGC, Inc.	900	31,582
Alfresa Holdings Corp.	7,100	116,639
†ANA Holdings, Inc.	4,300	90,149
Aozora Bank Ltd.	10,700	218,740
Astellas Pharma, Inc.	49,800	691,148
=†Bank of Kyoto Ltd.	2,300	129,637
BayCurrent Consulting, Inc.	15,200	508,362
Bridgestone Corp.	3,700	144,321
Chugai Pharmaceutical Co. Ltd.	3,000	92,826
Coca-Cola Bottlers Japan Holdings, Inc.	6,800	89,459
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
East Japan Railway Co.	1,400	$80,146
FANUC Corp.	186,800	4,866,250
FUJIFILM Holdings Corp.	13,200	764,759
Heiwa Corp.	2,700	38,755
Honda Motor Co. Ltd.	387,300	4,359,198
Hoya Corp.	35,900	3,681,528
Ito En Ltd.	2,900	93,322
Japan Airlines Co. Ltd.	366,900	7,139,623
Japan Post Bank Co. Ltd.	28,400	247,246
Jeol Ltd.	2,000	59,663
JFE Holdings, Inc.	9,700	142,216
Kakaku.com, Inc.	12,300	124,860
Kamigumi Co. Ltd.	3,600	74,197
Kawasaki Heavy Industries Ltd.	9,500	230,126
Kawasaki Kisen Kaisha Ltd.	12,500	426,927
Kewpie Corp.	4,800	77,200
Keyence Corp.	19,513	7,246,865
Komatsu Ltd.	100,000	2,705,434
Kose Corp.	28,000	2,033,860
Kyocera Corp.	2,100	106,616
Lixil Corp.	31,000	361,259
M3, Inc.	2,900	52,706
Makita Corp.	4,600	113,646
Mani, Inc.	3,800	46,127
Marubeni Corp.	8,100	126,400
Mazda Motor Corp.	21,800	247,482
Medipal Holdings Corp.	4,300	72,726
MEIJI Holdings Co. Ltd.	5,000	124,331
Mitsubishi Electric Corp.	6,600	81,661
Mitsubishi Heavy Industries Ltd.	5,200	290,412
Mitsubishi Motors Corp.	89,900	391,869
Mitsubishi UFJ Financial Group, Inc.	1,263,400	10,724,190
Mitsui & Co. Ltd.	127,700	4,634,081
Mitsui OSK Lines Ltd.	16,800	462,045
†Money Forward, Inc.	3,300	106,040
NET One Systems Co. Ltd.	8,500	161,423
Nihon M&A Center Holdings, Inc.	21,900	105,441
Nintendo Co. Ltd.	13,900	579,477
Nippon Paint Holdings Co. Ltd.	21,900	147,426
Nippon Steel Corp.	3,600	84,435
Nippon Yusen KK	36,200	941,336
Nomura Research Institute Ltd.	24,900	648,660
Oracle Corp.	1,300	96,560
Otsuka Corp.	7,800	330,498
Pigeon Corp.	5,800	65,533
Rakus Co. Ltd.	37,600	518,937
Santen Pharmaceutical Co. Ltd.	10,700	98,343
LVIP BlackRock Global Allocation Fund–3

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Sega Sammy Holdings, Inc.	15,900	$293,550
Sekisui House Ltd.	3,700	73,708
SG Holdings Co. Ltd.	7,300	93,546
Shimano, Inc.	900	121,443
Shin-Etsu Chemical Co. Ltd.	15,500	450,458
Shiseido Co. Ltd.	26,100	916,923
†Skylark Holdings Co. Ltd.	8,700	119,025
SMC Corp.	10,100	4,526,887
SoftBank Corp.	10,100	114,253
Sojitz Corp.	3,100	67,999
Sompo Holdings, Inc.	2,200	94,704
Stanley Electric Co. Ltd.	8,700	137,538
Suzuken Co. Ltd.	2,700	83,544
Sysmex Corp.	81,200	3,875,800
Takeda Pharmaceutical Co. Ltd.	24,200	751,554
Terumo Corp.	8,200	217,456
Tokyo Electron Ltd.	6,300	861,697
TOTO Ltd.	8,200	211,969
Toyota Motor Corp.	347,200	6,220,744
Yakult Honsha Co. Ltd.	2,600	63,208
ZOZO, Inc.	30,700	563,402
		78,084,106
Jordan–0.00%
Hikma Pharmaceuticals PLC	3,617	92,146
		92,146
Luxembourg–0.01%
ArcelorMittal SA	11,208	281,726
		281,726
Mexico–0.09%
Fibra Uno Administracion SA de CV	157,472	263,394
Fomento Economico Mexicano SAB de CV	22,520	245,494
Grupo Aeroportuario del Sureste SAB de CV Class B	7,591	186,013
Grupo Financiero Banorte SAB de CV Class O	32,506	272,452
Wal-Mart de Mexico SAB de CV	221,359	835,518
		1,802,871
Netherlands–1.42%
ABN AMRO Bank NV GDR	51,464	731,275
ASML Holding NV	21,877	12,931,681
BE Semiconductor Industries NV	4,511	443,541
ING Groep NV	931,866	12,364,453
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Netherlands (continued)
Koninklijke Ahold Delhaize NV	4,585	$138,251
Koninklijke Vopak NV	18,136	621,630
NXP Semiconductors NV	2,117	423,231
Wolters Kluwer NV	1,489	180,487
		27,834,549
Norway–0.07%
Equinor ASA	39,676	1,302,485
Norsk Hydro ASA	9,751	61,259
		1,363,744
Peru–0.02%
Credicorp Ltd.	1,102	141,023
Southern Copper Corp.	3,946	297,094
		438,117
Republic of Korea–0.49%
Amorepacific Corp.	20,271	1,831,723
DB Insurance Co. Ltd.	1,451	96,143
Fila Holdings Corp.	2,328	62,196
GS Engineering & Construction Corp.	10,074	104,810
Hana Financial Group, Inc.	3,138	98,309
Hanwha Aerospace Co. Ltd.	1,584	122,582
HD Hyundai Infracore Co. Ltd.	80,843	634,816
†HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	926	76,105
Hyundai Marine & Fire Insurance Co. Ltd.	2,991	71,817
KB Financial Group, Inc.	18,478	753,660
Meritz Financial Group, Inc.	6,329	259,015
NCSoft Corp.	2,595	426,645
Samsung C&T Corp.	2,498	199,166
Samsung Electronics Co. Ltd.	18,281	924,180
Samsung Fire & Marine Insurance Co. Ltd.	2,625	504,856
SK Hynix, Inc.	40,151	3,399,370
		9,565,393
Russia–0.00%
=†πLUKOIL PJSC	236	0
=†πMagnit PJSC	55	0
=†πMagnit PJSC GDR	1	0
=†πMMC Norilsk Nickel PJSC	28	0
=†πNovatek PJSC GDR	520	0
		0
LVIP BlackRock Global Allocation Fund–4

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Saudi Arabia–0.02%
Dr Sulaiman Al Habib Medical Services Group Co.	1,457	$91,566
Saudi Arabian Oil Co.	7,400	68,939
Saudi Telecom Co.	19,677	197,338
		357,843
Singapore–0.07%
DBS Group Holdings Ltd.	3,000	73,826
Genting Singapore Ltd.	280,200	173,204
Keppel Corp. Ltd.	32,300	160,673
Netlink NBN Trust	52,700	32,384
Oversea-Chinese Banking Corp. Ltd.	17,100	160,242
†Seatrium Ltd.	1,349,895	132,323
Singapore Airlines Ltd.	26,600	125,703
Singapore Technologies Engineering Ltd.	54,900	157,029
Singapore Telecommunications Ltd.	110,300	195,264
Venture Corp. Ltd.	8,000	72,392
Wilmar International Ltd.	49,900	136,157
		1,419,197
South Africa–0.03%
Anglo American Platinum Ltd.	2,518	93,886
Capitec Bank Holdings Ltd.	2,422	219,552
Kumba Iron Ore Ltd.	9,052	217,430
		530,868
Spain–0.51%
Aena SME SA	988	148,955
Banco Santander SA	75,195	287,670
†Cellnex Telecom SA	253,969	8,852,733
Endesa SA	5,070	103,319
Industria de Diseno Textil SA	12,381	461,940
Repsol SA	4,647	76,496
		9,931,113
Sweden–0.26%
Assa Abloy AB Class B	98,312	2,143,409
Atlas Copco AB Class A	14,434	194,535
Epiroc AB Class A	10,600	201,802
Evolution AB	1,438	145,622
Hexagon AB Class B	16,442	140,529
Industrivarden AB Class A	5,032	133,013
Nibe Industrier AB Class B	87,205	573,090
SKF AB Class B	30,333	505,710
Telefonaktiebolaget LM Ericsson Class B	53,505	261,170
Telia Co. AB	244,198	504,464
=†πVolta	1,948	187,169
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
†Volvo Car AB Class B	14,044	$57,124
		5,047,637
Switzerland–2.41%
Alcon, Inc.	91,429	7,085,785
Barry Callebaut AG	74	117,870
Clariant AG	25,783	408,427
Coca-Cola HBC AG	12,635	346,705
Flughafen Zurich AG	601	114,770
Geberit AG	255	127,869
Glencore PLC	1,022,246	5,860,791
Holcim AG	3,532	226,811
Julius Baer Group Ltd.	1,317	84,687
Kuehne & Nagel International AG	2,658	757,894
Lonza Group AG	7,268	3,379,320
Nestle SA	151,311	17,148,635
Novartis AG	21,658	2,221,048
PSP Swiss Property AG	622	73,524
Roche Holding AG	12,125	3,317,536
STMicroelectronics NV	23,899	1,035,577
Swisscom AG	223	132,580
TE Connectivity Ltd.	40,300	4,978,259
		47,418,088
Taiwan–0.54%
Acer, Inc.	57,000	64,226
ASE Technology Holding Co. Ltd.	44,000	150,192
Asustek Computer, Inc.	24,000	273,097
Chunghwa Telecom Co. Ltd.	99,000	355,843
Compal Electronics, Inc.	245,000	233,463
Eva Airways Corp.	468,000	431,752
Far EasTone Telecommunications Co. Ltd.	58,000	130,639
Lite-On Technology Corp.	49,000	184,995
MediaTek, Inc.	9,000	205,766
Quanta Computer, Inc.	126,000	942,998
Taiwan Mobile Co. Ltd.	40,000	117,264
Taiwan Semiconductor Manufacturing Co. Ltd.	437,000	7,125,824
Wistron Corp.	76,000	240,681
Wiwynn Corp.	4,000	186,522
		10,643,262
United Arab Emirates–0.00%
=†NMC Health PLC	123,425	0
		0
United Kingdom–3.29%
Anglo American PLC	8,898	245,953
AstraZeneca PLC	47,566	6,443,076
AstraZeneca PLC ADR	34,592	2,342,570
LVIP BlackRock Global Allocation Fund–5

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Auto Trader Group PLC	86,199	$649,539
BAE Systems PLC	579,032	7,049,227
Barclays PLC	1,219,974	2,365,806
BP PLC	78,407	508,361
British American Tobacco PLC	10,010	314,734
Bunzl PLC	1,417	50,587
Burberry Group PLC	14,494	337,502
Compass Group PLC	157,755	3,849,537
†Direct Line Insurance Group PLC	79,916	167,904
Dowlais Group PLC	54,701	71,679
Experian PLC	9,590	314,867
†Genius Sports Ltd.	68,687	366,102
GSK PLC	20,422	371,760
Kingfisher PLC	60,016	163,513
Legal & General Group PLC	47,756	129,644
Lloyds Banking Group PLC	1,282,456	694,268
London Stock Exchange Group PLC	12,277	1,233,385
National Grid PLC	6,631	79,287
NatWest Group PLC	145,112	417,310
Pearson PLC	25,025	265,149
RELX PLC	127,054	4,301,765
Shell PLC	403,575	13,015,864
Shell PLC ADR	77,857	5,012,434
Spirax-Sarco Engineering PLC	14,469	1,681,684
Standard Chartered PLC	12,314	113,884
Unilever PLC	221,921	10,998,507
Willis Towers Watson PLC	4,814	1,005,933
		64,561,831
United States–35.20%
3M Co.	6,709	628,097
Abbott Laboratories	87,652	8,489,096
AbbVie, Inc.	1,883	280,680
Activision Blizzard, Inc.	12,518	1,172,060
†Adobe, Inc.	3,258	1,661,254
†Advanced Micro Devices, Inc.	52,231	5,370,391
AES Corp.	13,555	206,036
Air Products & Chemicals, Inc.	22,596	6,403,706
Albemarle Corp.	22,526	3,830,321
Allegion PLC	3,501	364,804
Allstate Corp.	6,514	725,725
†Alphabet, Inc. Class C	248,644	32,783,711
†Amazon.com, Inc.	201,326	25,592,561
†American Airlines Group, Inc.	11,665	149,429
American International Group, Inc.	4,204	254,762
American Tower Corp.	35,457	5,830,904
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Amgen, Inc.	1,447	$388,896
†ANSYS, Inc.	9,619	2,862,133
Aon PLC Class A	473	153,356
APA Corp.	3,568	146,645
Apple, Inc.	215,216	36,847,131
Applied Materials, Inc.	42,448	5,876,926
†Aptiv PLC	37,675	3,714,378
Archer-Daniels-Midland Co.	73,200	5,520,744
Assurant, Inc.	1,905	273,520
AT&T, Inc.	22,012	330,620
†Atlassian Corp. Class A	2,736	551,331
†Autodesk, Inc.	7,052	1,459,129
†AutoZone, Inc.	180	457,198
Ball Corp.	2,566	127,735
†Berkshire Hathaway, Inc. Class B	2,576	902,373
†Boeing Co.	2,374	455,048
†Booking Holdings, Inc.	889	2,741,632
†Boston Scientific Corp.	208,210	10,993,488
Broadcom, Inc.	278	230,901
Bunge Ltd.	51,023	5,523,240
†Cadence Design Systems, Inc.	18,192	4,262,386
California Resources Corp.	8,984	503,194
Campbell Soup Co.	4,589	188,516
=†πCaresyntax, Inc.	2,497	238,513
†Centene Corp.	17,820	1,227,442
CF Industries Holdings, Inc.	65,479	5,614,169
CH Robinson Worldwide, Inc.	1,289	111,022
†Charter Communications, Inc. Class A	9,793	4,307,157
Chesapeake Energy Corp.	1,696	146,246
Chevron Corp.	4,071	686,452
Chubb Ltd.	36,285	7,553,811
Cigna Group	3,448	986,369
Cintas Corp.	1,106	531,997
Cisco Systems, Inc.	4,158	223,534
Citigroup, Inc.	8,928	367,209
Clorox Co.	3,411	447,046
CME Group, Inc.	3,337	668,134
Coca-Cola Co.	20,146	1,127,773
Colgate-Palmolive Co.	10,239	728,095
Comcast Corp. Class A	99,844	4,427,083
ConocoPhillips	54,829	6,568,514
Constellation Brands, Inc. Class A	6,636	1,667,826
Costco Wholesale Corp.	16,089	9,089,641
Coterra Energy, Inc.	2,486	67,246
†Crowdstrike Holdings, Inc. Class A	15,393	2,576,480
Crown Holdings, Inc.	2,073	183,419
LVIP BlackRock Global Allocation Fund–6

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
=†πCrown PropTech Acquisitions	3,026	$0
†Crown PropTech Acquisitions Class A	8,069	84,725
Cummins, Inc.	1,062	242,625
CVS Health Corp.	12,354	862,556
†Datadog, Inc. Class A	41,669	3,795,629
Deere & Co.	648	244,542
Dell Technologies, Inc. Class C	3,778	260,304
Delta Air Lines, Inc.	71,032	2,628,184
†Dexcom, Inc.	24,099	2,248,437
†Dollar Tree, Inc.	902	96,018
DR Horton, Inc.	6,600	709,302
Duke Energy Corp.	4,232	373,516
eBay, Inc.	6,280	276,885
Edison International	1,056	66,834
†Edwards Lifesciences Corp.	46,850	3,245,768
Electronic Arts, Inc.	4,541	546,736
Element Solutions, Inc.	18,099	354,921
Eli Lilly & Co.	18,535	9,955,705
Enterprise Products Partners LP	19,691	538,943
EOG Resources, Inc.	7,029	890,996
=†πEpic Games, Inc.	3,175	2,192,814
EQT Corp.	18,618	755,518
Equitrans Midstream Corp.	3,081	28,869
Equity Residential	15,614	916,698
Estee Lauder Cos., Inc. Class A	4,643	671,146
†Etsy, Inc.	2,698	174,237
Eversource Energy	15,099	878,007
†Expedia Group, Inc.	1,465	150,998
Exxon Mobil Corp.	3,927	461,737
†F5, Inc.	32,586	5,250,908
FactSet Research Systems, Inc.	392	171,406
†Fair Isaac Corp.	754	654,872
=†πFanatics Holdings, Inc.	37,931	2,725,342
Fastenal Co.	10,830	591,751
FedEx Corp.	313	82,920
Fidelity National Information Services, Inc.	17,481	966,175
First Citizens BancShares, Inc. Class A	263	362,966
†First Solar, Inc.	1,338	216,207
†Floor & Decor Holdings, Inc. Class A	17,150	1,552,075
Ford Motor Co.	135,778	1,686,363
†Fortinet, Inc.	61,023	3,580,830
Fortive Corp.	146,677	10,877,566
Franklin Resources, Inc.	10,385	255,263
Freeport-McMoRan, Inc.	127,325	4,747,949
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
General Dynamics Corp.	6,277	$1,387,029
General Mills, Inc.	6,057	387,587
General Motors Co.	54,935	1,811,207
Gilead Sciences, Inc.	14,698	1,101,468
Goldman Sachs Group, Inc.	3,146	1,017,951
=†πGrand Rounds, Inc.	1,035,048	1,148,903
†Green Plains, Inc.	14,476	435,728
Halliburton Co.	5,625	227,813
Hartford Financial Services Group, Inc.	8,808	624,575
HCA Healthcare, Inc.	4,566	1,123,145
Healthpeak Properties, Inc.	38,620	709,063
Hershey Co.	416	83,233
Hilton Worldwide Holdings, Inc.	29,547	4,437,368
Home Depot, Inc.	923	278,894
Hormel Foods Corp.	1,899	72,219
Humana, Inc.	25,945	12,622,761
†iHeartMedia, Inc. Class A	721	2,278
Illinois Tool Works, Inc.	938	216,031
†Incyte Corp.	1,000	57,770
†Informatica, Inc. Class A	30,742	647,734
Ingersoll Rand, Inc.	51,459	3,278,967
†Insulet Corp.	2,073	330,623
International Flavors & Fragrances, Inc.	1,259	85,826
International Paper Co.	20,111	713,337
Intuit, Inc.	5,706	2,915,424
†Intuitive Surgical, Inc.	19,558	5,716,608
Invesco Ltd.	35,931	521,718
J M Smucker Co.	842	103,490
=†πJawbone, Inc.	32,637	0
Johnson & Johnson	37,430	5,829,723
Johnson Controls International PLC	4,000	212,840
JPMorgan Chase & Co.	67,745	9,824,380
Kellogg Co.	2,791	166,092
Kenvue, Inc.	141,013	2,831,541
Keurig Dr Pepper, Inc.	3,806	120,155
†Keysight Technologies, Inc.	8,979	1,188,012
Kimberly-Clark Corp.	3,963	478,929
Kinder Morgan, Inc.	17,715	293,715
KLA Corp.	7,515	3,446,830
Kroger Co.	1,644	73,569
Lam Research Corp.	1,141	715,145
Las Vegas Sands Corp.	32,953	1,510,566
Lennar Corp. Class A	8,369	939,253
†Liberty Media Corp.-Liberty Live Class A	13,106	418,344
LVIP BlackRock Global Allocation Fund–7

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
†Liberty Media Corp.-Liberty Live Class C	12,585	$403,979
†Liberty Media Corp.-Liberty SiriusXM Class A	17,874	454,893
†Liberty Media Corp.-Liberty SiriusXM Class C	25,484	648,823
Linde PLC	2,762	1,028,431
†Lions Gate Entertainment Corp. Class A	33,181	281,375
Lockheed Martin Corp.	16,465	6,733,526
=†πLookout, Inc.	24,449	54,032
LPL Financial Holdings, Inc.	44,401	10,551,898
†M/I Homes, Inc.	6,543	549,874
Marathon Oil Corp.	12,984	347,322
Marathon Petroleum Corp.	6,328	957,680
MarketAxess Holdings, Inc.	3,159	674,889
Marriott International, Inc. Class A	881	173,169
Marsh & McLennan Cos., Inc.	86,370	16,436,211
Marvell Technology, Inc.	12,158	658,113
Masco Corp.	22,087	1,180,550
†Masimo Corp.	4,692	411,395
Mastercard, Inc. Class A	40,448	16,013,768
McDonald's Corp.	22,231	5,856,535
McKesson Corp.	1,145	497,903
Merck & Co., Inc.	91,734	9,444,015
Meritage Homes Corp.	3,197	391,281
†Meta Platforms, Inc. Class A	8,294	2,489,942
MetLife, Inc.	11,055	695,470
†Mettler-Toledo International, Inc.	849	940,751
†MGM Resorts International	39,265	1,443,381
Microchip Technology, Inc.	4,565	356,298
Micron Technology, Inc.	61,539	4,186,498
Microsoft Corp.	158,193	49,949,440
†Mirion Technologies, Inc.	27,263	203,655
†Moderna, Inc.	2,494	257,605
Moody's Corp.	2,180	689,251
Morgan Stanley	4,680	382,216
†Mr Cooper Group, Inc.	10,790	577,912
MSCI, Inc.	842	432,013
Nasdaq, Inc.	21,780	1,058,290
†Netflix, Inc.	2,198	829,965
New York Community Bancorp, Inc.	10,100	114,534
NextEra Energy, Inc.	147,775	8,466,030
NIKE, Inc. Class B	15,716	1,502,764
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Northrop Grumman Corp.	23,453	$10,323,776
Nucor Corp.	2,354	368,048
NVIDIA Corp.	29,597	12,874,399
†NVR, Inc.	39	232,569
Omnicom Group, Inc.	4,217	314,082
†Opendoor Technologies, Inc.	55,264	145,897
†O'Reilly Automotive, Inc.	125	113,608
Otis Worldwide Corp.	14,914	1,197,743
PACCAR, Inc.	3,012	256,080
†Palo Alto Networks, Inc.	13,953	3,271,141
Park Hotels & Resorts, Inc.	13,228	162,969
Paycom Software, Inc.	3,604	934,409
†Peloton Interactive, Inc. Class A	63,612	321,241
PepsiCo, Inc.	11,307	1,915,858
Pfizer, Inc.	123,429	4,094,140
Phillips 66	3,824	459,454
Pioneer Natural Resources Co.	1,980	454,509
Progressive Corp.	31,876	4,440,327
Public Service Enterprise Group, Inc.	1,265	71,991
†Regeneron Pharmaceuticals, Inc.	276	227,137
ResMed, Inc.	928	137,223
Rockwell Automation, Inc.	21,021	6,009,273
Rollins, Inc.	32,200	1,202,026
Ross Stores, Inc.	1,354	152,934
†Royal Caribbean Cruises Ltd.	9,241	851,466
RTX Corp.	11,669	839,818
†RXO, Inc.	5,821	114,848
S&P Global, Inc.	7,421	2,711,708
†Salesforce, Inc.	35,876	7,274,935
=†πSalt Pay Co. Ltd.	331	173,692
†Sarcos Technology & Robotics Corp.	2,338	1,998
Schlumberger NV	23,585	1,375,006
Sealed Air Corp.	2,062	67,757
Sempra	155,838	10,601,659
†ServiceNow, Inc.	179	100,054
Skyworks Solutions, Inc.	1,762	173,716
=†πSnorkel AI, Inc.	4,461	38,811
Starbucks Corp.	44,037	4,019,257
Synchrony Financial	8,938	273,235
T Rowe Price Group, Inc.	1,405	147,342
Tapestry, Inc.	13,161	378,379
Teleflex, Inc.	383	75,225
†Tesla, Inc.	47,277	11,829,651
†Texas Capital Bancshares, Inc.	2,255	132,820
Texas Instruments, Inc.	573	91,113
Thermo Fisher Scientific, Inc.	18,323	9,274,553
LVIP BlackRock Global Allocation Fund–8

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
TJX Cos., Inc.	62,332	$5,540,068
†TransDigm Group, Inc.	1,646	1,387,792
†Transocean Ltd.	128,101	1,051,709
Travelers Cos., Inc.	4,566	745,673
U.S. Steel Corp.	16,207	526,403
†Uber Technologies, Inc.	28,960	1,331,870
†United Airlines Holdings, Inc.	72,070	3,048,561
United Parcel Service, Inc. Class B	32,362	5,044,265
UnitedHealth Group, Inc.	35,861	18,080,758
Universal Health Services, Inc. Class B	1,046	131,514
Valero Energy Corp.	43,947	6,227,729
†VeriSign, Inc.	12,012	2,432,790
Verisk Analytics, Inc.	9,901	2,339,012
Verizon Communications, Inc.	8,168	264,725
†Vertex Pharmaceuticals, Inc.	313	108,843
Viatris, Inc.	14,051	138,543
VICI Properties, Inc.	10,155	295,511
Visa, Inc. Class A	19,267	4,431,603
Vulcan Materials Co.	20,837	4,209,491
Walgreens Boots Alliance, Inc.	21,692	482,430
Walmart, Inc.	44,177	7,065,228
†Walt Disney Co.	78,903	6,395,088
WEC Energy Group, Inc.	5,953	479,514
Williams Cos., Inc.	15,571	524,587
Wynn Resorts Ltd.	2,152	198,866
Xcel Energy, Inc.	10,093	577,521
Yum! Brands, Inc.	1,354	169,169
Zoetis, Inc.	16,295	2,835,004
†Zscaler, Inc.	11,024	1,715,224
		691,615,367
Uruguay–0.02%
†MercadoLibre, Inc.	376	476,723
		476,723
Total Common Stock (Cost $1,013,226,978)		1,127,922,813
ΔCONVERTIBLE PREFERRED STOCKS–0.52%
Germany–0.11%
†Dr Ing hc F Porsche AG	22,255	2,094,090
		2,094,090
United States–0.41%
=†πDatabricks, Inc. Series F	60,501	4,446,823
=†πDatabricks, Inc. Series G	16,533	1,215,176
=†πGM Cruise Holdings LLC Class G	27,806	586,707
=†πLookout, Inc. Series F	285,629	1,191,073
	Number of Shares	Value (U.S. $)
ΔCONVERTIBLE PREFERRED STOCKS (continued)
United States (continued)
†Wells Fargo & Co. Series L Class A	617	$687,955
		8,127,734
Total Convertible Preferred Stocks (Cost $10,162,440)		10,221,824
ΔPREFERRED STOCKS–1.06%
Brazil–0.03%
Cia Energetica de Minas Gerais 8.91%	206,307	508,118
Gerdau SA 13.82%	28,589	136,787
		644,905
Germany–0.03%
Porsche Automobil Holding SE 5.50%	1,280	63,131
Volkswagen AG 25.58%	3,803	438,017
		501,148
United States–1.00%
=†π10x Future Technologies Ltd.	46,779	600,642
=†πBreeze Aviation Group, Inc. Series B	1,998	595,544
=†πBytedance Ltd. Series E	23,481	3,848,805
•Citigroup Capital XIII 12.00% (TSFR03M + 6.63%) 10/30/40	66,462	1,949,330
=†πDream Finders Homes, Inc.	2,409	2,225,314
=†πExo Imaging, Inc. Series C	103,568	250,635
=†πFarmers Business Network, Inc. Series F	20,968	96,872
=†πFarmers Business Network, Inc. Series G	3,171	14,650
=†πJumpcloud, Inc. Series E-1	491,634	1,366,743
=†πJumpcloud, Inc. Series F	32,336	89,894
=†πLesson Nine GmbH Series B	53,911	482,503
=†πLoadsmart, Inc. Series C	96,249	1,076,064
=†πLoadsmart, Inc. Series D	8,526	95,321
=†πMntn Digital Series D	20,836	198,984
=†πMythic AL, Inc. Series C	68,525	0
=†πNeon Pagamentos SA	3,076	1,582,202
=†πNoodle Partners, Inc. Series C	69,413	351,230
=†πPsiQuantum Corp. Series D	14,776	414,171
=†πRelativity Space, Inc. Series E	29,214	463,626
=†πSambaNova Systems, Inc. Series C	16,831	1,272,255
=†πSambaNova Systems, Inc. Series D	5,355	404,784
=†πSnorkel AI, Inc. Series C	15,980	139,026
=†πUrsa Major Technologies, Inc.	102,993	328,548
LVIP BlackRock Global Allocation Fund–9

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔPREFERRED STOCKS (continued)
United States (continued)
=†πVerge Genomics, Inc. Series B	108,057	$698,048
=†πZero Mass Water, Inc. Series C-1	43,479	1,019,583
		19,564,774
Total Preferred Stocks (Cost $25,840,341)		20,710,827
ΔWARRANTS–0.00%
Brazil–0.00%
†Lavoro Ltd. exp 12/27/27 exercise price USD 11.5000	6,063	4,395
		4,395
Israel–0.00%
†Innovid Corp. exp 11/30/26 exercise price USD 11.5000	4,887	306
		306
Republic of Korea–0.00%
†Cano Health, Inc. exp 6/03/26 exercise price USD 11.5000	29,130	1,456
		1,456
Switzerland–0.00%
†Cie Financiere Richemont SA exp 11/22/23 exercise price CHF 67.0000	527	391
		391
United States–0.00%
»†Crown PropTech Acquisitions exp 12/31/27 exercise price USD 11.5000	12,103	2,118
»†EVgo, Inc. exp 9/15/25 exercise price USD 11.5000	16,129	5,968
†Hippo Holdings, Inc. exp 8/02/26 exercise price USD 287.5000	12,653	342
»=†Latch, Inc. exp 6/04/26 exercise price USD 11.5000	20,232	0
†Lightning eMotors, Inc. exp 5/18/25 exercise price USD 11.5000	22,028	51
»†Offerpad Solutions, Inc. exp 9/01/26 exercise price USD 11.5000	22,210	297
»†Sarcos Technology & Robotics Corp. exp 9/24/26 exercise price USD 11.5000	44,727	765
		9,541
Total Warrants (Cost $236,500)		16,089

	Principal Amount°	Value (U.S. $)
ΔCONVERTIBLE BONDS–0.03%
Cayman Islands–0.01%
Seagate HDD Cayman 3.50%, excercise price $3.5000 6/1/28	194,000	$198,962
		198,962
India–0.00%
‡REI Agro Ltd. 5.50%, excercise price $5.5000 11/13/14	599,000	2,995
		2,995
United States–0.02%
^DISH Network Corp. 0.00%, excercise price $0.0100 12/15/25	467,000	311,722
Lightning eMotors, Inc. 7.50%, excercise price $7.5000 5/15/24	253,000	21,505
Stem, Inc. 0.50%, excercise price $0.5000 12/1/28	73,000	42,012
		375,239
Total Convertible Bonds (Cost $813,168)		577,196
ΔAGENCY COLLATERALIZED MORTGAGE OBLIGATION–0.01%
United States–0.01%
•Freddie Mac STACR REMIC Trust 2022-DNA1 8.72% (SOFR30A + 3.40%) 1/25/42	138,145	138,143
Total Agency Collateralized Mortgage Obligations (Cost $119,972)		138,143
ΔAGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.03%
United States–0.03%
•Fannie Mae-Aces Series 2018-M13 A2 3.87% 9/25/30	65,076	60,562
*♦•Freddie Mac Multifamily Structured Pass Through Certificates
X1 0.94% 5/25/29	6,351,763	210,838
X1 1.13% 10/25/30	1,718,125	92,724
XFX 1.47% 12/25/29	940,146	56,507
X1 1.53% 7/25/30	277,532	19,811
X1 1.70% 4/25/30	545,253	43,083
X1 1.81% 4/25/30	278,650	22,833
Total Agency Commercial Mortgage-Backed Securities (Cost $554,290)		506,358
AGENCY MORTGAGE-BACKED SECURITIES–4.68%
United States–4.68%
Fannie Mae S.F. 30 yr TBA
3.50% 10/1/53	85,201,786	73,266,880
LVIP BlackRock Global Allocation Fund–10

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Fannie Mae S.F. 30 yr TBA (continued)
4.50% 10/1/52		20,290,531	$18,629,244
Total Agency Mortgage-Backed Securities (Cost $94,447,905)			91,896,124
ΔCORPORATE BONDS–7.43%
Australia–0.24%
Mineral Resources Ltd. 9.25% 10/1/28		254,000	256,540
=^Quintis Australia Pty. Ltd. (PIK Rate 12.00%, Cash Rate 12.00%) 0.00% 10/1/28		6,149,065	0
=@Quintis Australia Pty. Ltd. (PIK Rate 7.50%, Cash Rate 8.00%) 7.50% 10/1/26		6,870,789	4,404,176
			4,660,716
Austria–0.01%
Benteler International AG 9.38% 5/15/28	EUR	250,000	267,925
			267,925
Belgium–0.01%
Anheuser-Busch InBev SA 4.00% 9/24/25	GBP	100,000	118,990
μKBC Group NV 1.25% 9/21/27	GBP	100,000	106,075
			225,065
Brazil–0.03%
Braskem Netherlands Finance BV 7.25% 2/13/33		200,000	184,274
BRF SA 4.88% 1/24/30		200,000	161,859
MC Brazil Downstream Trading Sarl 7.25% 6/30/31		192,980	147,995
Suzano Austria GmbH 3.13% 1/15/32		200,000	153,601
			647,729
Canada–0.09%
Bausch & Lomb Escrow Corp. 8.38% 10/1/28		47,000	47,139
First Quantum Minerals Ltd. 6.88% 10/15/27		490,000	470,095
Garda World Security Corp. 7.75% 2/15/28		89,000	87,256
Rogers Communications, Inc.
2.95% 3/15/25		870,000	829,737
3.80% 3/15/32		229,000	190,305
Toronto-Dominion Bank 2.88% 4/5/27	GBP	100,000	110,739
			1,735,271
Chile–0.01%
Kenbourne Invest SA 6.88% 11/26/24		200,000	167,400
			167,400
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
China–0.00%
Fantasia Holdings Group Co. Ltd.
10.88% 1/9/23		233,000	$6,990
‡ 11.75% 4/17/22		204,000	6,712
			13,702
Colombia–0.06%
AI Candelaria Spain SA 7.50% 12/15/28		220,834	201,327
Ecopetrol SA
4.13% 1/16/25		252,000	243,217
8.88% 1/13/33		196,000	191,451
Millicom International Cellular SA 5.13% 1/15/28		180,000	152,071
Promigas SA ESP/Gases del Pacifico SAC 3.75% 10/16/29		200,000	164,605
SURA Asset Management SA 4.88% 4/17/24		239,000	235,807
			1,188,478
Costa Rica–0.01%
Liberty Costa Rica Senior Secured Finance 10.88% 1/15/31		200,000	200,500
			200,500
Dominican Republic–0.01%
Aeropuertos Dominicanos Siglo XXI SA 6.75% 3/30/29		200,000	194,360
			194,360
France–0.17%
Altice France SA
2.13% 2/15/25	EUR	200,000	198,763
2.50% 1/15/25	EUR	100,000	99,910
BNP Paribas SA
1.88% 12/14/27	GBP	100,000	103,100
μ 2.13% 1/23/27	EUR	400,000	399,351
3.38% 1/23/26	GBP	100,000	114,824
Forvia SE 2.75% 2/15/27	EUR	1,372,000	1,305,492
Iliad Holding SASU 5.13% 10/15/26	EUR	928,000	932,072
Societe Generale SA 1.88% 10/3/24	GBP	100,000	116,977
TotalEnergies Capital International SA 1.66% 7/22/26	GBP	100,000	111,170
			3,381,659
Germany–0.32%
Adler Pelzer Holding GmbH 9.50% 4/1/27	EUR	1,924,000	1,889,354
•APCOA Parking Holdings GmbH 8.66% (EURIBOR03M + 5.00%) 1/15/27	EUR	926,000	977,790
Douglas GmbH
6.00% 4/8/26	EUR	508,000	519,628
LVIP BlackRock Global Allocation Fund–11

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Germany (continued)
Douglas GmbH (continued)
6.00% 4/8/26	EUR	744,000	$761,030
Mercedes-Benz International Finance BV 1.38% 6/26/26	EUR	402,000	399,665
TK Elevator Midco GmbH 4.38% 7/15/27	EUR	1,372,000	1,312,310
Volkswagen Financial Services AG 0.88% 1/31/28	EUR	444,000	401,348
			6,261,125
Hong Kong–0.02%
μAIA Group Ltd. 2.70% 4/7/26		238,000	208,401
HKT Capital No. 6 Ltd. 3.00% 1/18/32		201,000	161,666
			370,067
India–0.02%
Indian Railway Finance Corp. Ltd. 3.25% 2/13/30		207,000	174,953
Vedanta Resources Finance II PLC 8.95% 3/11/25		200,000	146,999
			321,952
Indonesia–0.02%
Freeport Indonesia PT 4.76% 4/14/27		246,000	233,487
Pertamina Persero PT 3.65% 7/30/29		256,000	228,888
			462,375
Ireland–0.01%
Dell Bank International DAC 0.50% 10/27/26	EUR	214,000	202,007
			202,007
Israel–0.09%
μBank Leumi Le-Israel BM 7.13% 7/18/33		200,000	196,245
Energian Israel Finance Ltd. 8.50% 9/30/33		207,000	206,379
Leviathan Bond Ltd. 6.75% 6/30/30		168,000	154,406
Teva Pharmaceutical Finance Netherlands II BV
7.38% 9/15/29	EUR	778,000	834,977
7.88% 9/15/31	EUR	406,000	443,730
			1,835,737
Italy–0.33%
Azzurra Aeroporti SpA 2.13% 5/30/24	EUR	1,842,000	1,902,539
Castor SpA
6.00% 2/15/29	EUR	279,000	250,638
• 9.10% (EURIBOR03M + 5.25%) 2/15/29	EUR	890,000	891,654
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Italy (continued)
•Forno d'Asolo SpA 9.47% (EURIBOR03M + 5.50%) 4/30/27	EUR	1,595,000	$1,526,114
Marcolin SpA 6.13% 11/15/26	EUR	1,019,000	1,009,028
Shiba Bidco SpA 4.50% 10/31/28	EUR	1,022,000	978,402
			6,558,375
Japan–0.04%
Nissan Motor Co. Ltd. 2.65% 3/17/26	EUR	244,000	245,780
Rakuten Group, Inc. 10.25% 11/30/24		205,000	204,780
Takeda Pharmaceutical Co. Ltd. 2.25% 11/21/26	EUR	392,000	392,629
			843,189
Kuwait–0.02%
MEGlobal BV
2.63% 4/28/28		200,000	172,615
4.25% 11/3/26		200,000	189,840
			362,455
Luxembourg–0.25%
Becton Dickinson Euro Finance Sarl 3.55% 9/13/29	EUR	664,000	680,743
EIG Pearl Holdings Sarl 3.55% 8/31/36		206,000	166,699
Herens Midco Sarl 5.25% 5/15/29	EUR	1,189,000	716,530
INEOS Finance PLC
3.38% 3/31/26	EUR	537,000	534,017
6.63% 5/15/28	EUR	435,000	450,417
6.75% 5/15/28		466,000	435,923
Matterhorn Telecom SA 3.13% 9/15/26	EUR	1,166,000	1,146,461
Sani/Ikos Financial Holdings 1 Sarl 5.63% 12/15/26	EUR	787,000	768,820
			4,899,610
Mexico–0.07%
μBanco Mercantil del Norte SA 5.88% 1/24/27		200,000	170,501
Braskem Idesa SAPI 6.99% 2/20/32		200,000	120,249
Comision Federal de Electricidad 4.88% 1/15/24		243,000	241,761
Petroleos Mexicanos
4.25% 1/15/25		105,000	100,431
5.95% 1/28/31		276,000	197,547
6.50% 3/13/27		76,000	67,011
6.70% 2/16/32		159,000	118,005
8.75% 6/2/29		247,000	218,901
LVIP BlackRock Global Allocation Fund–12

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Mexico (continued)
Trust Fibra Uno 4.87% 1/15/30		200,000	$169,378
			1,403,784
Netherlands–0.24%
μBraskem Netherlands Finance BV 8.50% 1/23/81		200,000	196,910
μCooperatieve Rabobank UA 1.88% 7/12/28	GBP	100,000	105,788
Embraer Netherlands Finance BV 7.00% 7/28/30		200,000	198,391
GTCR W-2 Merger Sub LLC/GTCR W Dutch Finance Sub BV 8.50% 1/15/31	GBP	896,000	1,116,440
ING Groep NV 3.00% 2/18/26	GBP	100,000	114,076
Minejesa Capital BV 4.63% 8/10/30		204,000	181,254
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.40% 5/1/30		229,000	195,826
4.40% 6/1/27		524,000	497,129
5.00% 1/15/33		419,000	385,499
Sigma Holdco BV 5.75% 5/15/26	EUR	860,000	756,938
Teva Pharmaceutical Finance Netherlands II BV
1.88% 3/31/27	EUR	235,000	212,018
3.75% 5/9/27	EUR	465,000	444,318
Volkswagen Financial Services NV
1.88% 12/3/24	GBP	100,000	115,915
4.25% 10/9/25	GBP	100,000	117,446
			4,637,948
Oman–0.01%
EDO Sukuk Ltd. 5.88% 9/21/33		250,000	246,939
			246,939
Panama–0.01%
Aeropuerto Internacional de Tocumen SA 5.13% 8/11/61		200,000	145,000
			145,000
Republic of Korea–0.04%
μHanwha Life Insurance Co. Ltd. 3.38% 2/4/32		200,000	177,553
SK Hynix, Inc.
2.38% 1/19/31		200,000	150,201
6.38% 1/17/28		400,000	399,301
			727,055
Singapore–0.02%
BOC Aviation Ltd. 3.50% 9/18/27		222,000	204,814
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Singapore (continued)
Puma International Financing SA 5.00% 1/24/26		204,000	$186,154
			390,968
South Africa–0.01%
Sasol Financing USA LLC 6.50% 9/27/28		200,000	178,658
			178,658
Spain–0.04%
μBanco Santander SA 3.13% 10/6/26	GBP	400,000	455,639
Telefonica Emisiones SA 5.38% 2/2/26	GBP	200,000	242,027
			697,666
Sweden–0.10%
μSwedbank AB 1.38% 12/8/27	GBP	100,000	105,324
Verisure Holding AB
3.25% 2/15/27	EUR	424,000	402,326
3.88% 7/15/26	EUR	236,000	234,540
7.13% 2/1/28	EUR	234,000	249,871
9.25% 10/15/27	EUR	459,000	514,394
Verisure Midholding AB 5.25% 2/15/29	EUR	584,000	541,474
			2,047,929
Switzerland–0.12%
Credit Suisse AG
2.95% 4/9/25		440,000	418,085
3.63% 9/9/24		400,000	389,720
5.00% 7/9/27		436,000	418,812
7.95% 1/9/25		401,000	408,091
μUBS Group AG 0.65% 1/14/28	EUR	840,000	774,040
			2,408,748
Tanzania (United Republic Of)–0.01%
AngloGold Ashanti Holdings PLC 3.75% 10/1/30		208,000	167,473
			167,473
United Arab Emirates–0.08%
μDP World Salaam 6.00% 10/1/25		200,000	197,000
Shelf Drilling Holdings Ltd. 9.63% 4/15/29		1,294,000	1,270,501
			1,467,501
United Kingdom–0.87%
Barclays PLC
3.00% 5/8/26	GBP	100,000	112,363
3.25% 2/12/27	GBP	100,000	110,137
BCP V Modular Services Finance II PLC
4.75% 11/30/28	EUR	950,000	839,899
6.13% 11/30/28	GBP	1,278,000	1,270,819
LVIP BlackRock Global Allocation Fund–13

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United Kingdom (continued)
BCP V Modular Services Finance PLC 6.75% 11/30/29	EUR	1,704,000	$1,296,968
Bellis Acquisition Co. PLC 3.25% 2/16/26	GBP	1,412,000	1,495,822
Bellis Finco PLC 4.00% 2/16/27	GBP	475,000	440,514
BG Energy Capital PLC 5.13% 12/1/25	GBP	200,000	242,390
Boparan Finance PLC 7.63% 11/30/25	GBP	744,000	614,187
BP Capital Markets PLC 2.52% 4/7/28	EUR	503,000	498,869
Connect Finco Sarl/Connect U.S. Finco LLC 6.75% 10/1/26		1,217,000	1,135,093
Deuce Finco Plc 5.50% 6/15/27	GBP	1,422,000	1,521,319
μHSBC Holdings PLC
1.75% 7/24/27	GBP	100,000	107,742
3.02% 6/15/27	EUR	389,000	394,145
Informa PLC 3.13% 7/5/26	GBP	100,000	113,235
Inspired Entertainment Financing PLC 7.88% 6/1/26	GBP	734,000	851,940
Kane Bidco Ltd.
5.00% 2/15/27	EUR	470,000	467,997
6.50% 2/15/27	GBP	808,000	895,883
Lloyds Banking Group PLC 2.25% 10/16/24	GBP	200,000	234,712
Market Bidco Finco PLC 5.50% 11/4/27	GBP	475,000	490,309
Marks & Spencer PLC 3.75% 5/19/26	GBP	827,000	945,303
National Grid PLC 0.16% 1/20/28	EUR	564,000	501,050
μNatWest Group PLC
2.88% 9/19/26	GBP	100,000	113,684
3.13% 3/28/27	GBP	100,000	112,599
Santander U.K. Group Holdings PLC 3.63% 1/14/26	GBP	100,000	114,515
Virgin Media Secured Finance PLC
4.25% 1/15/30	GBP	115,000	112,074
5.00% 4/15/27	GBP	1,372,000	1,550,819
Virgin Media Vendor Financing Notes III DAC 4.88% 7/15/28	GBP	460,000	465,834
			17,050,221
United States–4.04%
AbbVie, Inc.
1.38% 5/17/24	EUR	389,000	404,211
2.60% 11/21/24		1,285,000	1,238,817
Affinity Interactive 6.88% 12/15/27		168,000	142,427
Allegiant Travel Co.
7.25% 8/15/27		252,000	237,195
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Allegiant Travel Co. (continued)
8.50% 2/5/24		1,273,000	$1,273,000
American Tower Corp.
0.45% 1/15/27	EUR	983,000	912,996
5.25% 7/15/28		941,000	908,672
Amgen, Inc.
2.00% 1/15/32		229,000	173,786
2.30% 2/25/31		226,000	181,114
3.35% 2/22/32		692,000	584,513
5.15% 3/2/28		1,401,000	1,377,878
5.50% 12/7/26	GBP	100,000	122,214
Amkor Technology, Inc. 6.63% 9/15/27		135,000	132,644
Aptiv PLC/Aptiv Corp. 3.25% 3/1/32		229,000	187,743
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 2.00% 9/1/28	EUR	1,372,000	1,200,328
Arsenal AIC Parent LLC 8.00% 10/1/30		42,000	41,791
AT&T, Inc.
2.90% 12/4/26	GBP	252,000	281,174
5.50% 3/15/27	GBP	100,000	119,936
μBank of America Corp.
1.90% 7/23/31		110,000	83,584
1.92% 10/24/31		326,000	245,946
1.95% 10/27/26	EUR	399,000	401,420
2.50% 2/13/31		513,000	411,138
2.59% 4/29/31		359,000	288,489
Becton Dickinson & Co.
0.03% 8/13/25	EUR	311,000	305,051
3.70% 6/6/27		523,000	490,123
Big River Steel LLC/BRS Finance Corp. 6.63% 1/31/29		393,000	388,300
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.88% 1/15/27		321,000	301,614
Broadcom, Inc.
1.95% 2/15/28		596,000	508,090
2.45% 2/15/31		266,000	207,907
4.15% 11/15/30		226,000	200,176
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.75% 7/15/28		756,000	746,434
Carrols Restaurant Group, Inc. 5.88% 7/1/29		290,000	243,352
CDI Escrow Issuer, Inc. 5.75% 4/1/30		232,000	209,593
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. 8.00% 6/15/29		94,000	93,652
Citigroup, Inc.
μ 1.25% 7/6/26	EUR	399,000	399,294
LVIP BlackRock Global Allocation Fund–14

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Citigroup, Inc. (continued)
1.75% 10/23/26	GBP	200,000	$217,956
μ 2.56% 5/1/32		302,000	233,777
μ 2.57% 6/3/31		457,000	364,415
μ 2.67% 1/29/31		419,000	339,815
μ 3.98% 3/20/30		113,000	101,484
Civitas Resources, Inc. 8.38% 7/1/28		918,000	934,065
Cloud Software Group, Inc. 6.50% 3/31/29		475,000	420,057
Comcast Corp. 0.25% 9/14/29	EUR	234,000	199,622
Concentrix Corp.
6.60% 8/2/28		180,000	173,669
6.65% 8/2/26		365,000	362,802
Coty, Inc. 3.88% 4/15/26	EUR	1,152,000	1,186,480
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 6.63% 7/15/30		88,000	85,918
Crown Castle, Inc. 2.90% 3/15/27		378,000	342,853
CSC Holdings LLC
5.25% 6/1/24		945,000	898,925
5.50% 4/15/27		400,000	342,830
Dell International LLC/EMC Corp.
4.00% 7/15/24		309,000	304,218
5.25% 2/1/28		408,000	401,771
Duke Energy Corp. 3.10% 6/15/28	EUR	393,000	390,346
Earthstone Energy Holdings LLC 8.00% 4/15/27		500,000	511,760
Elevance Health, Inc.
3.65% 12/1/27		1,163,000	1,077,988
4.90% 2/8/26		416,000	408,056
Emerald Debt Merger Sub LLC 6.63% 12/15/30		285,000	274,362
EQM Midstream Partners LP
7.50% 6/1/27		90,000	90,179
7.50% 6/1/30		95,000	95,403
Equinix, Inc.
1.00% 9/15/25		455,000	413,363
1.55% 3/15/28		480,000	400,026
2.90% 11/18/26		331,000	303,841
EquipmentShare.com, Inc. 9.00% 5/15/28		1,661,000	1,596,636
Fidelity National Information Services, Inc. 1.50% 5/21/27	EUR	415,000	397,749
First Horizon Bank 5.75% 5/1/30		250,000	223,769
=πFreed Co. Ltd. 10.00% 12/2/23		1,029,939	983,592
Freedom Mortgage Corp.
8.13% 11/15/24		295,000	295,026
8.25% 4/15/25		151,000	151,031
Frontier Communications Holdings LLC
5.88% 10/15/27		566,000	514,759
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Frontier Communications Holdings LLC (continued)
8.63% 3/15/31		835,000	$786,627
8.75% 5/15/30		976,000	926,688
Frontier Florida LLC 6.86% 2/1/28		914,000	849,051
Frontier North, Inc. 6.73% 2/15/28		444,000	408,480
Full House Resorts, Inc. 8.25% 2/15/28		36,000	31,500
GCI LLC 4.75% 10/15/28		146,000	125,925
Gen Digital, Inc. 7.13% 9/30/30		537,000	529,014
General Mills, Inc.
0.13% 11/15/25	EUR	659,000	642,574
0.45% 1/15/26	EUR	520,000	506,967
General Motors Financial Co., Inc. 5.40% 4/6/26		470,000	460,275
Global Payments, Inc. 4.88% 3/17/31	EUR	193,000	198,640
Goldman Sachs Group, Inc.
0.25% 1/26/28	EUR	455,000	406,218
μ 1.09% 12/9/26		456,000	407,999
μ 1.99% 1/27/32		457,000	342,578
μ 2.62% 4/22/32		339,000	264,785
7.25% 4/10/28	GBP	100,000	127,714
GoTo Group, Inc. 5.50% 9/1/27		506,000	281,185
GrafTech Global Enterprises, Inc. 9.88% 12/15/28		95,000	90,013
HCA, Inc.
3.50% 9/1/30		587,000	496,617
5.38% 2/1/25		720,000	712,380
5.63% 9/1/28		563,000	548,958
=Homes By West Bay LLC 9.50% 4/30/27		1,433,000	1,339,855
International Business Machines Corp. 3.38% 2/6/27	EUR	382,000	396,907
μJPMorgan Chase & Co.
0.99% 4/28/26	GBP	200,000	226,279
1.09% 3/11/27	EUR	415,000	405,339
1.76% 11/19/31		457,000	343,738
Lions Gate Capital Holdings LLC 5.50% 4/15/29		1,578,000	1,040,386
Lowe's Cos., Inc.
2.63% 4/1/31		229,000	185,237
4.80% 4/1/26		1,044,000	1,024,380
Mauser Packaging Solutions Holding Co. 7.88% 8/15/26		1,919,000	1,851,328
Medline Borrower LP 3.88% 4/1/29		74,000	62,561
μMorgan Stanley
1.34% 10/23/26	EUR	506,000	502,996
2.24% 7/21/32		122,000	91,950
2.70% 1/22/31		46,000	37,610
LVIP BlackRock Global Allocation Fund–15

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
μMorgan Stanley (continued)
3.62% 4/17/25		638,000	$627,955
Morgan Stanley Bank NA 4.75% 4/21/26		870,000	850,384
Nasdaq, Inc. 4.50% 2/15/32	EUR	281,000	294,455
Nationstar Mortgage Holdings, Inc.
5.13% 12/15/30		410,000	332,890
5.50% 8/15/28		473,000	417,217
6.00% 1/15/27		59,000	55,750
Netflix, Inc.
3.63% 5/15/27	EUR	753,000	778,882
4.88% 4/15/28		417,000	404,039
New Home Co., Inc. 8.25% 10/15/27		225,000	208,587
Nexstar Media, Inc. 4.75% 11/1/28		189,000	156,437
Northern States Power Co. 4.50% 6/1/52		500,000	406,199
NRG Energy, Inc. 7.00% 3/15/33		405,000	391,301
Olympus Water U.S. Holding Corp.
7.13% 10/1/27		280,000	258,989
9.75% 11/15/28		1,591,000	1,587,561
Oncor Electric Delivery Co. LLC 4.10% 11/15/48		293,000	224,462
ONEOK Partners LP 4.90% 3/15/25		1,007,000	988,954
Oracle Corp.
2.30% 3/25/28		576,000	499,025
2.88% 3/25/31		815,000	665,716
2.95% 4/1/30		360,000	302,935
Pacific Gas & Electric Co.
3.25% 2/16/24		19,000	18,778
3.30% 12/1/27		456,000	402,894
μParamount Global 6.38% 3/30/62		505,000	396,632
Penske Truck Leasing Co. LP/PTL Finance Corp. 5.75% 5/24/26		415,000	408,893
Permian Resources Operating LLC 7.00% 1/15/32		207,000	204,146
Pfizer Investment Enterprises Pte. Ltd. 4.75% 5/19/33		264,000	249,553
Pitney Bowes, Inc. 6.88% 3/15/27		1,398,000	1,100,925
Playtika Holding Corp. 4.25% 3/15/29		209,000	174,515
PPG Industries, Inc. 1.88% 6/1/25	EUR	384,000	391,008
Procter & Gamble Co. 4.88% 5/11/27	EUR	268,000	294,299
Prologis LP 2.25% 1/15/32		139,000	107,683
Rain Carbon, Inc. 12.25% 9/1/29		189,000	198,214
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Rand Parent LLC 8.50% 2/15/30		1,281,000	$1,185,054
Regal Rexnord Corp. 6.05% 2/15/26		525,000	519,147
RingCentral, Inc. 8.50% 8/15/30		700,000	676,200
Sabre Global, Inc.
8.63% 6/1/27		745,000	631,616
9.25% 4/15/25		119,000	116,620
11.25% 12/15/27		571,000	523,950
Seagate HDD Cayman
8.25% 12/15/29		405,000	415,934
8.50% 7/15/31		362,000	371,334
9.63% 12/1/32		560,000	603,424
Service Properties Trust
4.35% 10/1/24		78,000	74,826
4.50% 3/15/25		235,000	219,935
7.50% 9/15/25		378,000	371,360
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 7.88% 11/1/28		294,000	294,735
=π^Sonder Secured Notes 0.00% 1/19/27		1,411,100	1,210,018
Southern California Edison Co.
1.10% 4/1/24		212,000	207,061
5.30% 3/1/28		507,000	500,411
Spirit AeroSystems, Inc.
7.50% 4/15/25		924,000	906,331
9.38% 11/30/29		100,000	101,764
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.74% 3/20/25		181,875	179,946
Steel Dynamics, Inc. 5.00% 12/15/26		46,000	45,050
Tenneco, Inc. 8.00% 11/17/28		596,000	484,995
•Texas Capital Bank NA 10.16% (LIBOR03M + 4.50%) 9/30/24		597,818	592,470
Thermo Fisher Scientific, Inc. 1.38% 9/12/28	EUR	418,000	392,867
T-Mobile USA, Inc.
2.70% 3/15/32		530,000	414,585
3.50% 4/15/31		342,000	289,185
4.95% 3/15/28		362,000	351,308
Transocean Aquila Ltd. 8.00% 9/30/28		81,000	81,101
Transocean Titan Financing Ltd. 8.38% 2/1/28		158,000	160,765
Transocean, Inc. 8.75% 2/15/30		160,550	164,162
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC 10.50% 2/15/28		563,000	551,432
LVIP BlackRock Global Allocation Fund–16

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
•USB Capital IX 6.59% (TSFR03M + 1.28%) 10/30/23		411,000	$302,767
Verizon Communications, Inc.
1.13% 11/3/28	GBP	100,000	97,795
2.55% 3/21/31		457,000	363,879
4.25% 10/31/30	EUR	363,000	381,913
Viasat, Inc.
5.63% 9/15/25		20,000	18,475
5.63% 4/15/27		502,000	434,915
Vistra Operations Co. LLC
5.63% 2/15/27		1,041,000	987,151
7.75% 10/15/31		258,000	254,141
VMware, Inc.
1.40% 8/15/26		462,000	407,533
2.20% 8/15/31		229,000	172,811
Wells Fargo & Co.
1.38% 10/26/26	EUR	415,000	401,872
1.50% 5/24/27	EUR	634,000	606,901
μ 4.81% 7/25/28		835,000	796,817
Welltower OP LLC 4.00% 6/1/25		312,000	301,446
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.50% 3/1/25		25,000	24,580
Xerox Holdings Corp. 5.00% 8/15/25		1,192,000	1,132,266
			79,458,025
Zambia–0.01%
First Quantum Minerals Ltd. 7.50% 4/1/25		200,000	199,607
			199,607
Total Corporate Bonds (Cost $160,685,268)			146,027,219
ΔLOAN AGREEMENTS–2.31%
Belgium–0.03%
•Apollo Finco 8.78% (EURIBOR06M + 4.85%) 10/2/28	EUR	604,908	479,654
			479,654
Britain–0.07%
+HNVR Holdco Ltd. 0.00% 9/12/28	EUR	1,393,000	1,458,758
			1,458,758
Canada–0.01%
•Kronos Acquisition Holdings, Inc. 11.57% (SOFRTE03M + 6.00%) 12/22/26		188,613	188,497
			188,497
		Principal Amount°	Value (U.S. $)
ΔLOAN AGREEMENTS (continued)
France–0.16%
•Babilou Group 7.59% (EURIBOR03M + 4.00%) 11/17/27	EUR	3,065,234	$3,183,456
			3,183,456
Germany–0.09%
+Mosel Bidco SE 0.00% 9/16/30	EUR	1,614,600	1,698,535
			1,698,535
Jersey–0.05%
=π•Vita Global FinCo Ltd.
10.72% (EURIBOR06M + 7.00%) 7/6/27	EUR	618,136	606,143
12.19% (SONIA + 7.00%) 7/6/27	GBP	378,450	428,871
			1,035,014
Netherlands–0.35%
•Median BV 9.06% (EURIBOR06M + 4.93%) 10/14/27	EUR	868,038	839,983
•Upfield BV 8.97% (SONIA + 4.00%) 1/2/28	GBP	1,543,000	1,827,905
•Ziggo BV 6.93% (EURIBOR06M + 3.00%) 1/31/29	EUR	4,186,717	4,256,389
			6,924,277
United Kingdom–0.12%
=π•Mercia A-1 7.60% (SONIA + 2.40%) 4/9/26	GBP	455,979	551,878
=π•Mercia A-2 7.58% (SONIA + 2.40%) 4/9/26	GBP	1,390,332	1,682,737
=π•Mercia B-1 7.59% (SONIA + 2.40%) 4/9/26	GBP	80,087	96,930
			2,331,545
United States–1.43%
•Aimbridge Acquisition Co., Inc. 10.18% (SOFR CME01M + 4.75%) 2/2/26		1,044,003	1,008,444
•Altar Bidco, Inc. 10.49% (SOFR CME01M + 5.60%) 2/1/30		1,160,505	1,119,887
•American Auto Auction Group LLC 10.39% (SOFRTE03M + 5.00%) 12/30/27		172,123	162,656
•Avaya, Inc. 14.83% (SOFR CME01M + 10.00%) 12/15/27		46,564	10,943
•City Brewing Co. LLC 9.07% (SOFR CME03M + 3.50%) 4/5/28		261,162	170,409
LVIP BlackRock Global Allocation Fund–17

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔLOAN AGREEMENTS (continued)
United States (continued)
=π✠CML ST Regis Aspen 7.45% 2/9/27		1,200,486	$1,158,993
=π•CML Trigrams 7.67% (LIBOR01M + 2.25%) 9/15/24		1,916,074	1,909,683
=π•Cypher Bidco 8.10% (EURIBOR06M + 4.50%) 3/1/28	EUR	1,485,170	1,466,249
•Davis-Standard LLC 11.34% (SOFR CME06M + 5.75%) 12/10/28		532,732	524,741
•Digital Room Holdings, Inc. 10.67% (SOFR CME01M + 5.25%) 12/21/28		357,261	325,555
•DirecTV Financing LLC 10.43% (SOFR CME01M + 5.00%) 8/2/27		518,300	505,918
•ECL Entertainment LLC 10.14% (SOFR CME03M + 4.75%) 8/31/30		1,079,000	1,075,849
•Emerald Technologies Acquisitionco, Inc. 11.82% (SOFRTE03M + 6.25%) 12/29/27		425,108	401,727
=π•Galaxy Universal LLC 11.26% (SOFR CME03M + 5.75%) 11/12/26		1,343,864	1,308,655
•GoTo Group, Inc. 10.27% (SOFR CME03M + 4.75%) 8/31/27		1,076,281	709,613
=π•Green Plains Operating Co. LLC 10.51% (LIBOR03M + 8.00%) 7/20/26		1,001,518	983,991
•Hilton Domestic Operating Co., Inc. 7.17% (SOFR CME01M + 1.75%) 6/22/26		2,022,069	2,019,986
•Hydrofarm Holdings LLC 10.93% (SOFR CME01M + 5.50%) 10/25/28		266,527	213,222
•J&J Ventures Gaming LLC 9.65% (SOFR CME03M + 4.00%) 4/26/28		405,331	386,013
•Jack Ohio Finance LLC 10.18% (SOFR CME01M + 4.75%) 10/4/28		206,704	203,948
•Level 3 Financing, Inc. 7.18% (SOFR CME01M + 1.75%) 3/1/27		332,000	312,993
•Maverick Gaming LLC 13.18% (LIBOR03M + 7.50%) 9/3/26		341,591	252,777
•Naked Juice LLC 11.49% (SOFRTE03M + 6.00%) 1/24/30		53,053	42,824
•Nielsen Consumer, Inc. 10.36% (EURIBOR01M + 6.50%) 3/6/28	EUR	3,209,955	3,385,241
	Principal Amount°	Value (U.S. $)
ΔLOAN AGREEMENTS (continued)
United States (continued)
=πOpenDoor 10.00% 4/1/26	1,413,778	$1,323,296
π•Profrac Services LLC 12.78% (SOFRTE03M + 7.25%) 3/4/25	367,337	366,878
•Quartz Acquireco LLC 8.82% (SOFR CME01M + 3.50%) 6/28/30	452,000	450,870
•Redstone Holdco 2 LP
10.18% (SOFR CME01M + 4.75%) 4/27/28	610,114	519,744
13.18% (SOFR CME01M + 7.75%) 4/27/29	742,791	475,386
•Roper Industrial Products Investment Co. LLC 9.89% (SOFR CME03M + 4.50%) 11/22/29	1,062,660	1,064,180
•SCIH Salt Holdings, Inc. 9.63% (SOFR CME03M + 4.00%) 3/16/27	783,654	778,215
=π•Sheraton Austin 8.91% (LIBOR01M + 3.48%) 6/1/26	1,342,767	1,303,454
•Signal Parent, Inc. 8.92% (SOFR CME01M + 3.50%) 4/3/28	418,904	352,579
=π✠Starwood Property Trust, Inc. 7.74% 6/9/26	1,444,335	1,381,014
•Vaco Holdings LLC 10.59% (SOFR CME03M + 5.00%) 1/21/29	428,479	410,136
		28,086,069
Total Loan Agreements (Cost $46,914,005)		45,385,805
ΔNON-AGENCY ASSET-BACKED SECURITIES–0.71%
Cayman Islands–0.10%
•Arbor Realty Commercial Real Estate Notes 7.18% (TSFR01M + 1.85%) 5/15/37	898,000	894,508
•Greystone CRE Notes Ltd. 6.47% (TSFR01M + 1.13%) 7/15/39	361,500	355,294
•Gulf Stream Meridian 1 Ltd. 6.94% (TSFR03M + 1.63%) 4/15/33	388,191	387,010
•MF1 Ltd. 6.55% (TSFR01M + 1.21%) 7/16/36	214,269	211,900
•Voya CLO Ltd. 6.63% (TSFR03M + 1.30%) 4/20/34	150,000	147,560
		1,996,272
United States–0.61%
•AccessLex Institute 5.95% (LIBOR03M + 0.30%) 5/25/36	167,924	163,414
•FS Rialto Issuer LLC 7.91% (TSFR01M + 2.58%) 8/17/37	951,843	956,037
LVIP BlackRock Global Allocation Fund–18

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔNON-AGENCY ASSET-BACKED SECURITIES (continued)
United States (continued)
GoodLeap Sustainable Home Solutions Trust 2.10% 5/20/48	586,023	$436,359
Mariner Finance Issuance Trust 2.19% 8/21/34	599,530	582,016
Navient Private Education Refi Loan Trust
B 2.61% 4/15/60	323,000	280,751
C 3.48% 4/15/60	811,000	710,721
D 4.00% 4/15/60	276,000	247,210
• A 6.51% (PRIME + 1.99%) 4/15/60	1,043,569	1,001,660
Nelnet Student Loan Trust
C 3.57% 4/20/62	690,108	548,215
D 4.93% 4/20/62	655,600	534,189
Oportun Issuance Trust
A 1.47% 5/8/31	783,000	715,032
B 1.96% 5/8/31	100,000	90,911
Pagaya AI Debt Selection Trust 3.00% 1/25/29	422,653	408,310
Progress Residential Trust 3.44% 5/17/26	300,515	265,180
•Ready Capital Mortgage Financing LLC 7.87% (TSFR01M + 2.55%) 10/25/39	1,367,556	1,372,592
=Regional Management Issuance Trust 3.88% 10/17/33	1,711,000	1,488,570
•SLM Private Education Loan Trust 10.20% (TSFR01M + 4.86%) 10/15/41	460,836	486,904
SMB Private Education Loan Trust
B 2.30% 1/15/53	211,400	190,234
C 2.99% 1/15/53	1,242,491	1,039,722
C 3.00% 1/15/53	88,207	75,064
D2 3.86% 1/15/53	342,452	306,902
		11,899,993
Total Non-Agency Asset-Backed Securities (Cost $14,459,772)		13,896,265
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.51%
United States–0.51%
•Ajax Mortgage Loan Trust
A1 1.74% 12/25/60	1,381,083	1,131,419
A2 2.69% 12/25/60	208,229	137,369
B1 3.73% 12/25/60	137,618	83,954
CSMC Lion 3.95% 2/15/27	802,080	733,038
•J.P. Morgan Mortgage Trust
A2A 2.50% 12/25/51	3,708,375	2,807,790
A3A 2.50% 2/25/52	1,662,571	1,395,001
A4A 2.50% 2/25/52	672,085	402,568
=πMCM Trust 3.00% 8/25/28	558,292	368,161
=MCM Trust CMO 3.00% 8/25/28	905,330	870,153
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
United States (continued)
=^TVC DSCR 0.00% 2/1/51	1,891,504	$1,761,031
=π^TVC DSCR 21-1 0.00% 2/1/51	472,941	412,089
Total Non-Agency Collateralized Mortgage Obligations (Cost $11,352,617)		10,102,573
ΔNON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–2.17%
Bermuda–0.03%
•RIAL Issuer Ltd. 7.58% (TSFR01M + 2.25%) 1/19/37	570,000	562,246
		562,246
Cayman Islands–0.04%
•MF1 Trust 8.70% (TSFR01M + 3.37%) 12/15/34	852,297	784,028
		784,028
United States–2.10%
•1211 Avenue of the Americas Trust 4.28% 8/10/35	508,000	448,082
•Alen Mortgage Trust 8.55% (TSFR01M + 3.21%) 4/15/34	576,000	381,123
Arbor Multifamily Mortgage Securities Trust 1.75% 5/15/53	224,482	118,540
•BAMLL Commercial Mortgage Securities Trust 6.48% (TSFR01M + 0.90%) 9/15/34	270,894	269,624
BANK 3.54% 11/15/54	84,029	76,264
•Bayview Commercial Asset Trust
M1 5.94% (TSFR01M + 0.62%) 10/25/36	12,577	11,872
M6 6.13% (TSFR01M + 1.16%) 11/25/35	11,174	10,353
•BBCMS Mortgage Trust 6.65% (TSFR01M + 1.32%) 3/15/37	188,000	148,519
•Beast Mortgage Trust
A 6.20% (TSFR01M + 0.86%) 4/15/36	216,000	210,869
B 6.55% (TSFR01M + 1.21%) 4/15/36	515,000	494,328
C 6.80% (TSFR01M + 1.46%) 4/15/36	637,000	602,222
D 7.05% (TSFR01M + 1.71%) 4/15/36	782,000	732,389
E 7.55% (TSFR01M + 2.21%) 4/15/36	511,000	479,841
F 8.35% (TSFR01M + 3.01%) 4/15/36	487,000	457,876
G 9.25% (TSFR01M + 3.91%) 4/15/36	550,000	522,089
H 10.35% (TSFR01M + 5.02%) 4/15/36	394,000	375,228
LVIP BlackRock Global Allocation Fund–19

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔNON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Benchmark Mortgage Trust
*• XA 1.37% 2/15/54	6,176,570	$377,784
A5 2.58% 4/15/54	180,000	137,026
•BHMS Mortgage Trust
A 6.88% (TSFR01M + 1.55%) 7/15/35	697,744	693,383
C 7.53% (TSFR01M + 2.20%) 7/15/35	287,769	279,136
•BOCA Commercial Mortgage Trust 7.10% (TSFR01M + 1.77%) 5/15/39	259,856	258,800
BWAY Mortgage Trust 3.63% 3/10/33	487,544	448,373
BX Commercial Mortgage Trust
A 2.84% 3/9/44	100,708	81,830
• A 6.14% (TSFR01M + 0.80%) 10/15/38	254,909	248,967
• A 6.36% (TSFR01M + 1.02%) 2/15/33	1,388,665	1,354,938
• A 6.37% (TSFR01M + 1.03%) 10/15/36	210,246	209,655
• B 7.60% (TSFR01M + 2.26%) 2/15/33	814,304	794,833
• F 7.69% (TSFR01M + 2.36%) 10/15/38	1,267,541	1,196,231
• G 7.75% (TSFR01M + 2.41%) 10/15/36	948,438	933,026
• J 8.10% (TSFR01M + 2.76%) 10/15/36	1,195,065	1,167,429
• G 8.25% (TSFR01M + 2.91%) 6/15/38	917,759	875,220
• F 8.25% (TSFR01M + 2.92%) 5/15/38	851,819	800,705
• G 8.70% (TSFR01M + 3.36%) 10/15/37	70,000	66,806
• C 9.70% (TSFR01M + 4.36%) 2/15/33	537,575	524,939
•BX Trust
D 4.08% 12/9/41	317,000	260,569
E 4.08% 12/9/41	1,319,000	1,051,204
E 7.69% (TSFR01M + 2.36%) 10/15/36	907,059	861,131
E 7.70% (TSFR01M + 2.36%) 1/15/34	322,063	309,985
F 8.45% (TSFR01M + 3.11%) 1/15/34	495,183	475,528
•CAMB Commercial Mortgage Trust 7.53% (TSFR01M + 2.20%) 12/15/37	160,151	158,149
•CD Mortgage Trust 3.91% 11/13/50	33,602	27,112
Citigroup Commercial Mortgage Trust 4.41% 11/10/51	77,100	71,399
	Principal Amount°	Value (U.S. $)
ΔNON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
•Cold Storage Trust 6.35% (TSFR01M + 1.01%) 11/15/37	658,604	$652,017
COMM Mortgage Trust 3.53% 12/10/47	140,084	136,300
•Credit Suisse Mortgage Capital Certificates
B 6.61% (TSFR01M + 1.28%) 5/15/36	100,749	100,277
C 6.81% (TSFR01M + 1.48%) 5/15/36	235,414	233,943
D 6.98% (TSFR01M + 1.65%) 5/15/36	666,342	660,304
E 7.53% (TSFR01M + 2.20%) 5/15/36	621,454	614,462
F 8.03% (TSFR01M + 2.70%) 5/15/36	880,809	867,927
CSAIL Commercial Mortgage Trust
A3 2.56% 3/15/53	1,373,995	1,100,730
• C 4.80% 11/15/48	68,170	60,973
CSMC Trust
A 2.26% 8/15/37	447,092	399,955
• E 10.31% (TSFR01M + 4.98%) 10/15/37	126,000	114,784
•DBGS Mortgage Trust
D 6.93% (TSFR01M + 1.60%) 5/15/35	229,024	224,443
F 7.63% (TSFR01M + 2.30%) 5/15/35	760,411	733,796
•DBWF Mortgage Trust
B 6.83% (TSFR01M + 1.50%) 12/19/30	261,192	258,580
C 7.23% (TSFR01M + 1.90%) 12/19/30	228,110	225,259
•ELP Commercial Mortgage Trust 8.11% (TSFR01M + 2.78%) 11/15/38	649,641	623,652
•Extended Stay America Trust
D 7.70% (TSFR01M + 2.36%) 7/15/38	1,324,029	1,302,510
E 8.30% (TSFR01M + 2.96%) 7/15/38	921,973	903,530
•GS Mortgage Securities Corp. Trust
A 6.40% (TSFR01M + 1.06%) 10/15/36	163,892	156,106
A 6.60% (TSFR01M + 1.26%) 5/15/26	209,172	186,759
A 7.53% (TSFR01M + 2.19%) 8/15/39	148,848	148,941
E 8.38% (TSFR01M + 3.05%) 11/15/36	1,257,875	1,210,392
GS Mortgage Securities Trust 2.73% 5/12/53	515,232	399,752
Independence Plaza Trust 3.91% 7/10/35	242,000	224,986
LVIP BlackRock Global Allocation Fund–20

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔNON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
JP Morgan Chase Commercial Mortgage Securities Trust
• C 3.56% 1/5/39	310,000	$219,867
A5 4.03% 3/10/52	167,000	148,479
• A 7.51% (TSFR01M + 2.18%) 9/15/39	194,000	194,364
• E 7.90% (TSFR01M + 2.56%) 4/15/38	835,000	805,251
• F 8.40% (TSFR01M + 3.06%) 4/15/38	364,000	348,301
•Med Trust
A 6.40% (TSFR01M + 1.06%) 11/15/38	174,164	169,537
F 9.45% (TSFR01M + 4.11%) 11/15/38	1,610,726	1,526,151
G 10.70% (TSFR01M + 5.36%) 11/15/38	1,726,399	1,627,114
•MHC Commercial Mortgage Trust
E 7.55% (TSFR01M + 2.22%) 4/15/38	1,173,682	1,151,674
F 8.05% (TSFR01M + 2.72%) 4/15/38	236,417	229,324
•MHP Trust 8.20% (TSFR01M + 2.86%) 7/15/38	387,313	360,872
Morgan Stanley Bank of America Merrill Lynch Trust
A4 3.72% 12/15/49	131,000	120,900
• C 4.47% 5/15/48	75,473	64,033
Morgan Stanley Capital I Trust
A3 2.70% 2/15/53	110,000	89,976
• A 4.42% 7/11/40	234,000	188,815
•PKHL Commercial Mortgage Trust 8.80% (TSFR01M + 3.46%) 7/15/38	218,752	157,214
•SREIT Trust
A 6.18% (TSFR01M + 0.85%) 11/15/38	177,006	173,686
F 8.06% (TSFR01M + 2.73%) 11/15/36	420,754	401,817
F 8.07% (TSFR01M + 2.74%) 11/15/38	967,617	931,161
•STWD Trust 7.37% (TSFR01M + 2.04%) 7/15/36	322,426	305,496
UBS Commercial Mortgage Trust 2.92% 10/15/52	137,681	115,041
•VNDO Trust 4.03% 1/10/35	267,100	231,590
Wells Fargo Commercial Mortgage Trust
*• XA 1.66% 4/15/54	2,818,762	213,840
*• XA 1.92% 7/15/53	3,396,897	304,966
• A 3.87% 6/15/36	269,000	232,282
• AS 3.87% 5/15/48	383,992	359,448
• C 3.90% 7/15/50	48,308	39,841
		Principal Amount°	Value (U.S. $)
ΔNON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Wells Fargo Commercial Mortgage Trust (continued)
• B 4.19% 11/15/50		181,742	$148,668
			41,403,463
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $44,138,174)			42,749,737
ΔSOVEREIGN BONDS–7.19%
Argentina–0.14%
Argentina Government International Bonds
φ 0.75% 7/9/30		3,813,572	1,084,321
1.00% 7/9/29		397,080	110,190
φ 3.63% 7/9/35		4,657,374	1,148,767
φ 4.25% 1/9/38		572,678	167,726
φ 4.25% 1/9/38		998,945	291,114
			2,802,118
Bahrain–0.01%
Bahrain Government International Bonds 5.45% 9/16/32		200,000	173,832
			173,832
Brazil–0.94%
^Brazil Letras do Tesouro Nacional 0.00% 7/1/24	BRL	53,746,000	9,871,726
Brazil Notas do Tesouro Nacional
10.00% 1/1/25	BRL	13,456,000	2,650,295
10.00% 1/1/27	BRL	31,546,000	5,979,573
			18,501,594
Canada–0.49%
Canada Government Bonds 0.25% 3/1/26	CAD	14,378,000	9,537,338
			9,537,338
Chile–0.01%
Chile Government International Bonds 4.34% 3/7/42		252,000	203,819
			203,819
Colombia–0.21%
Colombia Government International Bonds
3.13% 4/15/31		506,000	373,861
3.88% 4/25/27		201,000	182,788
4.50% 1/28/26		396,000	378,640
8.00% 4/20/33		234,000	231,048
Colombia TES 5.75% 11/3/27	COP	2,929,400,000	597,394
Colombian TES 6.25% 11/26/25	COP	10,340,200,000	2,333,030
			4,096,761
LVIP BlackRock Global Allocation Fund–21

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Czech Republic–0.24%
Czech Republic Government Bond 2.75% 7/23/29	CZK	61,350,000	$2,387,628
Czech Republic Government Bonds 5.00% 9/30/30	CZK	51,630,000	2,268,242
			4,655,870
Dominican Republic–0.04%
Dominican Republic International Bonds
4.50% 1/30/30		263,000	222,549
4.88% 9/23/32		300,000	243,325
5.95% 1/25/27		230,000	222,073
6.88% 1/29/26		200,000	199,346
			887,293
Egypt–0.01%
Egypt Government International Bonds 8.50% 1/31/47		220,000	116,860
			116,860
Guatemala–0.03%
Guatemala Government Bonds
3.70% 10/7/33		200,000	153,227
5.25% 8/10/29		200,000	184,060
5.25% 8/10/29		200,000	184,060
			521,347
Hungary–0.01%
Hungary Government International Bonds
5.25% 6/16/29		244,000	232,710
5.38% 3/25/24		42,000	41,877
			274,587
Indonesia–0.31%
Indonesia Government International Bonds 4.65% 9/20/32		440,000	410,620
Indonesia Treasury Bonds
7.13% 6/15/38	IDR	46,708,000,000	3,046,855
8.25% 5/15/36	IDR	35,257,000,000	2,536,542
Perusahaan Penerbit SBSN Indonesia III 4.40% 6/6/27		200,000	192,748
			6,186,765
Israel–0.19%
Israel Government Bond - Fixed 3.75% 3/31/24	ILS	13,870,000	3,693,042
			3,693,042
Ivory Coast–0.02%
Ivory Coast Government International Bonds 6.38% 3/3/28		429,000	400,042
			400,042
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Mexico–0.68%
Mexican Bonos
7.50% 5/26/33	MXN	42,011,100	$2,047,172
7.75% 5/29/31	MXN	45,740,200	2,310,565
^Mexico Cetes
0.00% 7/25/24	MXN	1,240,309,300	6,495,733
0.00% 10/3/24	MXN	408,685,600	2,099,031
Mexico Government International Bonds
2.66% 5/24/31		350,000	276,162
3.75% 1/11/28		226,000	209,102
			13,437,765
Morocco–0.01%
Morocco Government International Bonds 5.95% 3/8/28		200,000	197,000
			197,000
Nigeria–0.02%
Nigeria Government International Bonds
7.63% 11/28/47		223,000	148,266
8.38% 3/24/29		200,000	171,000
			319,266
Oman–0.02%
Oman Government International Bonds
6.50% 3/8/47		230,000	205,045
6.75% 1/17/48		200,000	183,514
			388,559
Panama–0.03%
Panama Government International Bonds
3.16% 1/23/30		200,000	167,892
6.40% 2/14/35		338,000	327,195
6.85% 3/28/54		200,000	185,713
			680,800
Peru–0.04%
Corp. Financiera de Desarrollo SA 4.75% 7/15/25		245,000	238,184
Peruvian Government International Bonds
1.86% 12/1/32		432,000	311,618
2.78% 1/23/31		227,000	185,886
			735,688
Philippines–0.01%
Philippines Government International Bonds 6.38% 1/15/32		133,000	139,693
			139,693
Poland–0.17%
Republic of Poland Government Bonds 2.50% 7/25/26	PLN	14,927,000	3,192,734
LVIP BlackRock Global Allocation Fund–22

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Poland (continued)
Republic of Poland Government International Bonds
4.88% 10/4/33		97,000	$90,210
5.50% 4/4/53		147,000	132,859
			3,415,803
Romania–0.04%
Romania Government International Bonds
2.12% 7/16/31	EUR	141,000	110,313
2.50% 2/8/30	EUR	266,000	229,772
2.88% 3/11/29	EUR	252,000	233,097
5.25% 11/25/27		122,000	118,638
			691,820
Saudi Arabia–0.02%
Saudi Government International Bonds
4.50% 4/17/30		283,000	269,461
5.00% 1/18/53		214,000	177,620
			447,081
Senegal–0.01%
Senegal Government International Bonds 6.25% 5/23/33		200,000	160,064
			160,064
South Africa–0.44%
Republic of South Africa Government Bonds
8.00% 1/31/30	ZAR	27,773,524	1,279,705
8.75% 1/31/44	ZAR	12,564,932	463,742
9.00% 1/31/40	ZAR	70,222,555	2,733,427
10.50% 12/21/26	ZAR	68,918,367	3,744,260
Republic of South Africa Government International Bonds
4.85% 9/30/29		200,000	171,250
5.00% 10/12/46		300,000	185,250
5.88% 4/20/32		200,000	170,000
			8,747,634
Spain–2.83%
Spain Government Bonds
2.55% 10/31/32	EUR	26,865,000	25,698,999
2.90% 10/31/46	EUR	2,535,000	2,106,843
3.15% 4/30/33	EUR	23,516,000	23,454,491
3.45% 7/30/66	EUR	1,982,000	1,663,887
3.90% 7/30/39	EUR	2,609,000	2,638,292
			55,562,512
Ukraine–0.01%
‡πUkraine Government International Bonds
7.25% 3/15/35		338,000	87,831
7.75% 9/1/25		200,000	65,273
7.75% 9/1/26		145,000	42,912
			196,016
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
United Kingdom–0.20%
United Kingdom Gilt 0.50% 10/22/61	GBP	11,798,992	$3,909,940
			3,909,940
Uruguay–0.01%
Uruguay Government International Bonds 5.75% 10/28/34		251,000	255,461
			255,461
Total Sovereign Bonds (Cost $159,370,130)			141,336,370
U.S. TREASURY OBLIGATIONS–5.01%
U.S. Treasury Bonds
2.38% 2/15/42		3,129,100	2,162,868
3.25% 5/15/42		7,972,800	6,353,325
3.38% 8/15/42		4,030,400	3,265,569
4.00% 11/15/52		6,117,500	5,422,112
U.S. Treasury Inflation Indexed Notes
0.13% 4/15/27		2,866,751	2,631,476
0.50% 4/15/24		19,126,257	18,790,053
0.63% 1/15/24		33,272,658	32,953,795
0.63% 7/15/32		9,236,999	8,047,645
U.S. Treasury Notes
0.75% 12/31/23		4,355,000	4,305,326
4.00% 12/15/25		14,898,000	14,587,819
Total U.S. Treasury Obligations (Cost $103,102,484)			98,519,988

	Number of Shares
EXCHANGE-TRADED FUNDS–1.30%
Invesco QQQ Trust Series 1 ETF	26,900	9,637,463
iShares 0-5 Year TIPS Bond ETF	21,886	2,121,191
iShares iBoxx $ Investment Grade Corporate Bond ETF	43,747	4,463,069
iShares JP Morgan USD Emerging Markets Bond ETF	17,735	1,463,492
iShares Latin America 40 ETF	39,605	1,012,304
iShares MSCI Brazil ETF	44,366	1,360,705
iShares MSCI China ETF	16,664	721,384
iShares MSCI Emerging Markets ETF	5,642	214,114
SPDR® Bloomberg Barclays High Yield Bond ETF	7,760	701,504
VanEck J. P. Morgan EM Local Currency Bond ETF	121,948	2,910,899
VanEck Semiconductor ETF	5,864	850,163
Total Exchange-Traded Funds (Cost $25,740,068)		25,456,288
LVIP BlackRock Global Allocation Fund–23

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–11.14%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 5.29%)	218,983,711	$218,983,711
Total Money Market Fund (Cost $218,983,711)		218,983,711

	Principal Amount°
SHORT-TERM INVESTMENTS–1.40%
DISCOUNTED COMMERCIAL PAPER–1.39%
≠AT&T, Inc.
5.67% 12/19/23	2,808,000	2,772,872
5.73% 12/19/23	765,000	755,430
5.76% 12/19/23	765,000	755,430
5.76% 12/20/23	765,000	755,306
6.01% 2/21/24	5,928,000	5,791,712
6.07% 1/23/24	4,682,000	4,597,490
≠General Motors Financial Co., Inc.
5.81% 10/10/23	1,555,000	1,552,854
6.04% 1/22/24	1,370,000	1,344,516
6.05% 1/25/24	988,000	969,130
≠HSBC USA, Inc.
5.70% 11/20/23	805,000	798,962
6.58% 8/12/24	1,210,000	1,145,133
6.62% 7/1/24	1,280,000	1,220,280
6.64% 6/24/24	750,000	716,330
≠Societe Generale SA 5.78% 3/6/24	1,705,000	1,664,922
≠UBS AG
6.13% 6/25/24	1,240,000	1,186,897
6.28% 6/18/24	1,240,000	1,188,283
		27,215,547
U.S. TREASURY OBLIGATION–0.01%
≠U.S. Treasury Bills 5.42% 11/14/23	200,000	198,716
		198,716
Total Short-Term Investments (Cost $27,422,971)		27,414,263

	Notional Amount
OPTIONS PURCHASED–0.24%
Over-The-Counter–0.11%
Call Swaptions–0.04%
1 Year Interest Rate Swap, expiration date 2/12/24, notional amount $227,900,001 CITI	227,900,001	162,347
10 Year Interest Rate Swap, expiration date 3/18/24, notional amount $11,174,941 CITI	11,174,941	103,476
	Notional Amount	Value (U.S. $)
OPTIONS PURCHASED (continued)
Over-The-Counter (continued)
Call Swaptions (continued)
10 yr Constant Maturity Swap Receive 2.82%, expiration date 11/7/23, notional amount $5,217,938 GSI	5,217,938	$40
10 yr Constant Maturity Swap Receive 2.85%, expiration date 11/14/23, notional amount $4,038,938 CITI	4,038,938	397
10 yr Constant Maturity Swap Receive 2.90%, expiration date 10/30/23, notional amount $12,576,416 JPMC	12,576,416	35
10 yr Constant Maturity Swap Receive 3.05%, expiration date 10/24/23, notional amount $12,576,417 CITI	12,576,417	20
2 Year Interest Rate Swap, expiration date 3/28/24, notional amount $82,965,780 JPMC	82,965,780	330,249
2 yr Constant Maturity Swap Receive 2.75%, expiration date 10/19/23, notional amount $15,903,634 GSI	15,903,634	2
5 Year Interest Rate Swap, expiration date 3/1/24, notional amount EUR17,369,716 JPMC	17,369,716	106,415
5 Year Interest Rate Swap, expiration date 3/18/24, notional amount EUR14,234,747 JPMC	14,234,747	142,498
		845,479
Put Swaptions–0.03%
10 yr Constant Maturity Swap Pay 4.40%, expiration date 10/30/23, notional amount $12,576,416 JPMC	12,576,416	89,640
10 yr Constant Maturity Swap Pay 4.55%, expiration date 10/24/23, notional amount $12,576,417 CITI	12,576,417	37,384
10 yr Constant Maturity Swap Pay 4.82%, expiration date 11/7/23, notional amount $5,217,938 GSI	5,217,938	8,757
30 Year Interest Rate Swap, expiration date 11/1/23, notional amount $5,872,019 CITI	5,872,019	392,452
CDX.NA.HY.40, expiration date 10/18/23, notional amount $2,315,000 BOA	2,315,000	7,535
LVIP BlackRock Global Allocation Fund–24

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Notional Amount	Value (U.S. $)
OPTIONS PURCHASED (continued)
Over-The-Counter (continued)
Put Swaptions (continued)
CDX.NA.HY.41, expiration date 11/15/23, notional amount $1,895,000 BCLY	1,895,000	$4,444
CDX.NA.HY.41, expiration date 10/18/23, notional amount $2,780,000 JPMC	2,780,000	8,592
CDX.NA.IG.41, expiration date 10/18/23, notional amount $9,895,000 BNP	9,895,000	6,487
CDX.NA.IG.41, expiration date 10/18/23, notional amount $6,770,000 DB	6,770,000	2,034
ITRAXX.XO.40, expiration date 10/18/23, notional amount EUR1,005,000 MSC	1,005,000	3,468
ITRAXX.XO.40, expiration date 10/18/23, notional amount $945,000 MSC	945,000	1,485
		562,278

	Number of Contracts
Put Options–0.02%
EUR vs USD Strike price EUR1.0525, expiration date 11/22/23, notional amount EUR21,761,385 JPMC	20,675,900	173,784
GBP vs CHF Strike price GBP1.097, expiration date 11/22/23, notional amount GBP9,896,000 BOA	9,020,966	54,614
USD vs INR Strike price INR82, expiration date 10/9/23, notional amount INR426,482,000 CITI	5,201,000	286
USD vs MXN Strike price MXN17.25, expiration date 11/22/23, notional amount MXN116,708,756 BCLY	6,765,725	62,123
		290,807
Call Options–0.01%
Mitsubishi UFJ Financial Group, Inc. Strike price JPY1,378.02, expiration date 12/8/23, notional amount JPY169,496,460 CITI	123,000	19,373
TOPIX Banks Index Strike price JPY286.49, expiration date 1/12/24, notional amount JPY392,105,398 GSI	1,368,653	60,824
TOPIX Banks Index Strike price JPY286.556, expiration date 1/12/24, notional amount JPY157,097,736 JPMC	548,227	24,306
	Number of Contracts	Value (U.S. $)
Call Options (continued)
TOPIX Banks Index Strike price JPY286.63, expiration date 1/12/24, notional amount JPY235,472,278 BNP	821,520	$36,325
USD vs CNH Strike price CNH8.5, expiration date 8/21/24, notional amount CNH479,104,667 HSBC	56,365,255	50,391
USD vs HKD Strike price HKD7.81, expiration date 11/13/23, notional amount HKD89,404,975 MSC	11,447,500	29,225
		220,444
Barrier Options–0.01%
EUR vs USD, one touch, barrier price EUR1.06, Strike price EUR1.06, expiration date 10/20/23, notional amount EUR424,212 MSC	400,200	222,896
USD vs CNH, up and in, barrier price CNH8.25, Strike price CNH7.7, expiration date 3/7/24, notional amount CNH203,044,134 MSC	26,369,368	30,483
		253,379
		2,172,387
Centrally Cleared–0.13%
Call Options–0.12%
Adobe Strike price $590, expiration date 11/17/23, notional amount $2,714,000	46	10,350
Advanced Micro Devices Strike price $105, expiration date 11/17/23, notional amount $1,816,500	173	111,931
Advanced Micro Devices Strike price $115, expiration date 10/20/23, notional amount $2,679,500	233	15,145
Alibaba Group Holding Strike price $110, expiration date 10/20/23, notional amount $13,442,000	1,222	8,554
Alphabet Strike price $135, expiration date 10/20/23, notional amount $4,725,000	350	70,000
Alphabet Strike price $135, expiration date 11/17/23, notional amount $1,404,000	104	48,360
Alphabet Strike price $140, expiration date 11/17/23, notional amount $1,946,000	139	39,337
LVIP BlackRock Global Allocation Fund–25

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
Centrally Cleared (continued)
Call Options (continued)
Amazon.com Strike price $135, expiration date 11/17/23, notional amount $1,498,500	111	$44,289
Amazon.com Strike price $140, expiration date 10/20/23, notional amount $1,960,000	140	5,460
Amazon.com Strike price $140, expiration date 11/17/23, notional amount $2,100,000	150	37,650
Amazon.com Strike price $145, expiration date 10/20/23, notional amount $6,902,000	476	8,568
Amazon.com Strike price $150, expiration date 11/17/23, notional amount $3,015,000	201	18,492
Amazon.com Strike price $155, expiration date 11/17/23, notional amount $2,170,000	140	8,120
Apple Strike price $180, expiration date 10/20/23, notional amount $2,520,000	140	10,920
Apple Strike price $180, expiration date 11/17/23, notional amount $3,420,000	190	58,900
Apple Strike price $185, expiration date 10/20/23, notional amount $3,459,500	187	4,675
Apple Strike price $195, expiration date 10/20/23, notional amount $2,710,500	139	417
Broadcom Strike price $900, expiration date 11/17/23, notional amount $1,350,000	15	18,495
Bunge Strike price $105, expiration date 10/20/23, notional amount $1,239,000	118	58,646
CBOE Volatility Index Strike price $20, expiration date 10/18/23, notional amount $226,000	113	9,266
CBOE Volatility Index Strike price $25, expiration date 10/18/23, notional amount $257,500	103	4,326
Comcast Strike price $47.5, expiration date 10/20/23, notional amount $4,270,250	899	9,889
	Number of Contracts	Value (U.S. $)
Centrally Cleared (continued)
Call Options (continued)
ConocoPhillips Strike price $125, expiration date 10/20/23, notional amount $4,375,000	350	$43,050
ConocoPhillips Strike price $125, expiration date 11/17/23, notional amount $1,725,000	138	39,882
ConocoPhillips Strike price $130, expiration date 11/17/23, notional amount $2,587,000	199	33,034
Delta Air Lines Strike price $42, expiration date 12/15/23, notional amount $1,255,800	299	20,033
Delta Air Lines Strike price $45, expiration date 12/15/23, notional amount $6,583,500	1,463	35,112
Devon Energy Strike price $52.5, expiration date 11/17/23, notional amount $2,094,750	399	37,107
Eli Lilly & Co. Strike price $610, expiration date 10/20/23, notional amount $1,708,000	28	672
Eli Lilly & Co. Strike price $620, expiration date 11/17/23, notional amount $2,852,000	46	11,592
Equitrans Midstream Strike price $12, expiration date 10/20/23, notional amount $51,600	43	215
Freeport-McMoRan Strike price $45, expiration date 10/20/23, notional amount $1,593,000	354	1,770
Freeport-McMoRan Strike price $45, expiration date 1/19/24, notional amount $2,277,000	506	40,480
Humana Strike price $490, expiration date 11/17/23, notional amount $1,127,000	23	44,551
Humana Strike price $515, expiration date 11/17/23, notional amount $1,802,500	35	27,650
Humana Strike price $520, expiration date 11/17/23, notional amount $1,820,000	35	28,175
Humana Strike price $525, expiration date 11/17/23, notional amount $2,152,500	41	23,657
LVIP BlackRock Global Allocation Fund–26

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
Centrally Cleared (continued)
Call Options (continued)
Intel Strike price $38, expiration date 12/15/23, notional amount $2,276,200	599	$90,449
Invesco QQQ Trust Series 1 Strike price $375, expiration date 11/10/23, notional amount $3,900,000	104	37,336
Kenvue Strike price $25, expiration date 11/17/23, notional amount $3,002,500	1,201	6,005
Lennar Strike price $135, expiration date 11/17/23, notional amount $1,039,500	77	1,540
Lockheed Martin Strike price $435, expiration date 11/17/23, notional amount $3,132,000	72	22,320
Mastercard Strike price $420, expiration date 11/17/23, notional amount $1,932,000	46	17,250
MGM Resorts International Strike price $50, expiration date 10/20/23, notional amount $1,405,000	281	562
Micron Technology Strike price $70, expiration date 10/20/23, notional amount $2,807,000	401	51,729
Micron Technology Strike price $77.5, expiration date 11/17/23, notional amount $2,782,250	359	21,540
Microsoft Strike price $330, expiration date 11/17/23, notional amount $3,432,000	104	73,840
Microsoft Strike price $340, expiration date 10/20/23, notional amount $2,380,000	70	4,410
Microsoft Strike price $345, expiration date 10/20/23, notional amount $2,415,000	70	2,450
NVIDIA Strike price $440, expiration date 11/17/23, notional amount $1,672,000	38	93,100
NVIDIA Strike price $440, expiration date 12/15/23, notional amount $2,552,000	58	215,180
NVIDIA Strike price $480, expiration date 11/17/23, notional amount $4,416,000	92	96,600
Pfizer Strike price $47, expiration date 1/19/24, notional amount $1,687,300	359	1,436
Pfizer Strike price $50, expiration date 1/19/24, notional amount $2,985,000	597	1,791
	Number of Contracts	Value (U.S. $)
Centrally Cleared (continued)
Call Options (continued)
Rockwell Automation Strike price $320, expiration date 10/20/23, notional amount $1,888,000	59	$2,065
Sabre Strike price $6, expiration date 1/19/24, notional amount $52,800	88	2,552
Sabre Strike price $7, expiration date 1/19/24, notional amount $56,000	80	1,440
Salesforce Strike price $210, expiration date 11/17/23, notional amount $735,000	35	17,500
Salesforce Strike price $220, expiration date 11/17/23, notional amount $1,144,000	52	11,596
SPDR Gold Shares Strike price $185, expiration date 11/17/23, notional amount $64,139,500	3,467	86,675
SPDR S&P 500 ETF Trust Strike price $435, expiration date 10/13/23, notional amount $14,746,500	339	76,275
SPDR S&P 500 ETF Trust Strike price $460, expiration date 11/17/23, notional amount $23,644,000	514	31,868
SPDR S&P 500 ETF Trust Strike price $463, expiration date 10/20/23, notional amount $17,131,000	370	1,110
Tesla Strike price $260, expiration date 11/17/23, notional amount $1,638,000	63	94,815
T-Mobile US Strike price $140, expiration date 11/17/23, notional amount $2,674,000	191	102,185
Uber Technologies Strike price $47.5, expiration date 11/17/23, notional amount $1,420,250	299	72,358
Uber Technologies Strike price $50, expiration date 10/20/23, notional amount $1,755,000	351	10,179
Uber Technologies Strike price $52.5, expiration date 11/17/23, notional amount $1,575,000	300	25,500
United Airlines Holdings Strike price $48, expiration date 12/15/23, notional amount $1,435,200	299	33,189
LVIP BlackRock Global Allocation Fund–27

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
Centrally Cleared (continued)
Call Options (continued)
UnitedHealth Group Strike price $530, expiration date 10/20/23, notional amount $2,438,000	46	$13,340
Valero Energy Strike price $145, expiration date 10/20/23, notional amount $2,682,500	185	55,500
Valero Energy Strike price $155, expiration date 11/17/23, notional amount $1,829,000	118	25,960
Walmart Strike price $170, expiration date 11/17/23, notional amount $3,893,000	229	24,045
		2,414,460
Put Options–0.01%
Ally Financial Strike price $23, expiration date 10/20/23, notional amount $115,000	50	1,000
Ford Motor Strike price $10, expiration date 12/15/23, notional amount $157,000	157	2,198
Fortinet Strike price $55, expiration date 10/20/23, notional amount $643,500	117	5,148
Frontier Communications Parent Strike price $12.5, expiration date 11/17/23, notional amount $72,500	58	2,378
iShares 20+ Year Treasury Bond ETF Strike price $85, expiration date 10/20/23, notional amount $1,088,000	128	6,016
iShares iBoxx High Yield Corporate Bond ETF Strike price $71, expiration date 10/20/23, notional amount $497,000	70	490
iShares iBoxx High Yield Corporate Bond ETF Strike price $71, expiration date 11/17/23, notional amount $532,500	75	2,100
iShares iBoxx High Yield Corporate Bond ETF Strike price $72, expiration date 11/17/23, notional amount $1,216,800	169	7,774
iShares iBoxx High Yield Corporate Bond ETF Strike price $73, expiration date 10/20/23, notional amount $1,949,100	267	10,146
	Number of Contracts	Value (U.S. $)
Centrally Cleared (continued)
Put Options (continued)
iShares JP Morgan USD Emerging Markets Bond ETF Strike price $80, expiration date 10/20/23, notional amount $600,000	75	$1,463
iShares JP Morgan USD Emerging Markets Bond ETF Strike price $82, expiration date 10/20/23, notional amount $615,000	75	4,425
iShares Russell 2000 ETF Strike price $178, expiration date 10/20/23, notional amount $1,281,600	72	27,144
Netflix Strike price $350, expiration date 10/20/23, notional amount $525,000	15	10,650
Seagate Technology Holdings Strike price $60, expiration date 10/20/23, notional amount $312,000	52	1,924
SPDR S&P 500 ETF Trust Strike price $416, expiration date 10/20/23, notional amount $2,329,600	56	14,784
SPDR S&P 500 ETF Trust Strike price $435, expiration date 11/17/23, notional amount $1,261,500	29	35,380
Spirit AeroSystems Holdings Strike price $15, expiration date 10/20/23, notional amount $52,500	35	1,474
Spirit AeroSystems Holdings Strike price $24, expiration date 10/20/23, notional amount $146,400	61	305
Stellantis Strike price $14, expiration date 12/15/23, notional amount $112,000	80	800
Stellantis Strike price $16, expiration date 10/20/23, notional amount $126,400	79	395
U.S. Global Jets ETF Strike price $16, expiration date 11/17/23, notional amount $112,000	70	2,380
		138,374
		2,552,834
Total Options Purchased (Cost $9,686,240)		4,725,221

LVIP BlackRock Global Allocation Fund–28

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
TOTAL INVESTMENTS–103.14% (Cost $1,967,257,034)	$2,026,586,814

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCKS SOLD SHORT–(0.16)%
United States–(0.16)%
†Cloudflare, Inc. Class A	(21,666)	$(1,365,825)
†Palantir Technologies, Inc. Class A	(61,699)	(987,184)
†Snowflake, Inc. Class A	(4,599)	(702,589)
Total Common Stocks Sold Short (Proceeds $3,338,734)		(3,055,598)

Notional Amount
OPTIONS WRITTEN–(0.54)%
Over-The-Counter–(0.39)%

Call Swaptions–(0.02)%
2 yr Constant Maturity Swap Receive 3.09%, expiration date 10/24/23, notional amount $(50,305,665) CITI	(50,305,665)	(5)
10 yr Constant Maturity Swap Receive 2.75%, expiration date 11/14/23, notional amount $(40,389,376) CITI	(40,389,376)	(113)
10 yr Constant Maturity Swap Receive 2.40%, expiration date 12/14/23, notional amount $(6,873,000) MSC	(6,873,000)	(313)
2 yr Constant Maturity Swap Receive 2.45%, expiration date 10/19/23, notional amount $(15,903,634) GSI	(15,903,634)	(0)
1 Year Interest Rate Swap, expiration date 2/12/24, notional amount $(170,925,000) CITI	(170,925,000)	(41,569)
5 Year Interest Rate Swap, expiration date 3/1/24, notional amount EUR(17,369,716) JPMC	(17,369,716)	(32,843)
10 Year Interest Rate Swap, expiration date 3/18/24, notional amount $(11,174,941) CITI	(11,174,941)	(35,515)
5 Year Interest Rate Swap, expiration date 3/18/24, notional amount EUR(14,234,747) JPMC	(14,234,747)	(48,778)
2 Year Interest Rate Swap, expiration date 3/28/24, notional amount $(82,965,780) JPMC	(82,965,780)	(194,360)
(353,496)
Put Swaptions–(0.36)%
10 yr Constant Maturity Swap Receive 4.75%, expiration date 11/14/23, notional amount $(16,155,701) CITI	(16,155,701)	(75,185)
10 yr Constant Maturity Swap Pay 3.60%, expiration date 12/14/23, notional amount $(6,873,000) MSC	(6,873,000)	(382,332)
5 yr Constant Maturity Swap Pay 3.79%, expiration date 3/27/24, notional amount $(39,734,387) JPMC	(39,734,387)	(1,083,532)
10 yr Constant Maturity Swap Pay 3.93%, expiration date 10/2/23, notional amount $(13,645,311) GSI	(13,645,311)	(402,569)
10 yr Constant Maturity Swap Pay 3.50%, expiration date 10/13/23, notional amount $(19,022,500) GSI	(19,022,500)	(1,207,378)
2 yr Constant Maturity Swap Pay 4.25%, expiration date 10/13/23, notional amount $(82,430,833) CITI	(82,430,833)	(1,084,870)
2 yr Constant Maturity Swap Pay 4.25%, expiration date 10/17/23, notional amount $(38,016,461) CITI	(38,016,461)	(498,007)
2 yr Constant Maturity Swap Pay 3.30%, expiration date 10/19/23, notional amount $(7,951,817) GSI	(7,951,817)	(87,818)
2 yr Constant Maturity Swap Pay 4.05%, expiration date 10/16/23, notional amount $(41,966,515) GSI	(41,966,515)	(707,986)
5 Year Interest Rate Swap, expiration date 1/5/24, notional amount $(14,698,272) CITI	(14,698,272)	(117,082)
5 Year Interest Rate Swap, expiration date 10/27/23, notional amount $(14,868,517) GSI	(14,868,517)	(79,778)
2 Year Interest Rate Swap, expiration date 11/1/23, notional amount $(29,360,094) CITI	(29,360,094)	(50,508)
30 Year Interest Rate Swap, expiration date 11/1/23, notional amount $(5,872,019) GSI	(5,872,019)	(144,294)
2 Year Interest Rate Swap, expiration date 11/8/23, notional amount $(117,164,000) GSI	(117,164,000)	(461,788)
2 Year Interest Rate Swap, expiration date 11/10/23, notional amount $(86,282,000) JPMC	(86,282,000)	(289,151)
5 Year Interest Rate Swap, expiration date 3/1/24, notional amount EUR(17,369,716) JPMC	(17,369,716)	(158,654)
2 Year Interest Rate Swap, expiration date 10/6/23, notional amount $(86,702,000) CITI	(86,702,000)	(21,707)
2 Year Interest Rate Swap, expiration date 3/18/24, notional amount EUR(39,910,504) BNP	(39,910,504)	(60,011)
5 Year Interest Rate Swap, expiration date 3/18/24, notional amount EUR(14,234,747) JPMC	(14,234,747)	(106,672)
CDX.NA.HY.40, expiration date 10/18/23, notional amount $(2,315,000) BOA	(2,315,000)	(2,214)
ITRAXX.XO.40, expiration date 10/18/23, notional amount EUR(1,005,000) MSC	(1,005,000)	(925)
CDX.NA.IG.41, expiration date 10/18/23, notional amount $(6,770,000) DB	(6,770,000)	(867)
ITRAXX.XO.40, expiration date 10/18/23, notional amount $(945,000) MSC	(945,000)	(437)
CDX.NA.HY.41, expiration date 10/18/23, notional amount $(2,780,000) JPMC	(2,780,000)	(1,727)
2 Year Interest Rate Swap, expiration date 3/28/24, notional amount $(41,482,890) JPMC	(41,482,890)	(97,305)
LVIP BlackRock Global Allocation Fund–29

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Notional Amount	Value (U.S. $)
Put Swaptions (continued)
CDX.NA.IG.41, expiration date 10/18/23, notional amount $(9,895,000) BNP	(9,895,000)	$(1,088)
(7,123,885)

Number of Contracts
Call Options–(0.01)%
Mitsubishi UFJ Financial Group, Inc. Strike price JPY1,509.26, expiration date 12/08/23, notional amount JPY(371,127,034) CITI	(245,900)	(10,004)
TOPIX Banks Index Strike price JPY313.77, expiration date 1/12/24, notional amount JPY(429,442,252) GSI	(1,368,653)	(21,999)
TOPIX Banks Index Strike price JPY313.8471, expiration date 1/12/24, notional amount JPY(172,059,454) JPMC	(548,227)	(8,786)
TOPIX Banks Index Strike price JPY313.92, expiration date 1/12/24, notional amount JPY(257,891,559) BNP	(821,520)	(13,130)
USD vs MXN Strike price MXN18, expiration date 10/11/23, notional amount MXN(90,972,000) HSBC	(5,054,000)	(11,033)
USD vs MXN Strike price MXN18.25, expiration date 11/22/23, notional amount MXN(123,474,481) BCLY	(6,765,725)	(57,610)
(122,562)
Put Options–(0.00)%
EUR vs USD Strike price EUR1.0325, expiration date 11/22/23, notional amount EUR(21,347,867) JPMC	(20,675,900)	(65,076)
GBP vs CHF Strike price GBP1.075, expiration date 11/22/23, notional amount GBP(12,121,923) BOA	(11,276,208)	(21,710)
USD vs MXN Strike price MXN16.8, expiration date 11/22/23, notional amount MXN(113,664,180) BCLY	(6,765,725)	(16,522)
(103,308)
Barrier Options–(0.00)%
EUR vs USD, down and in, barrier price EUR1.04, Strike price EUR1.05, expiration date 10/20/23, notional amount EUR(9,490,577) CITI	(9,038,645)	(31,468)
(7,734,719)
Centrally Cleared–(0.15)%
Call Options–(0.02)%
Advanced Micro Devices Strike price $120, expiration date 11/17/23, notional amount $(2,076,000)	(173)	(33,389)
Advanced Micro Devices Strike price $130, expiration date 10/20/23, notional amount $(6,045,000)	(465)	(3,255)
Alibaba Group Holding Strike price $130, expiration date 10/20/23, notional amount $(15,886,000)	(1,222)	(2,444)
Alphabet Strike price $145, expiration date 10/20/23, notional amount $(5,075,000)	(350)	(6,650)
Amazon.com Strike price $155, expiration date 10/20/23, notional amount $(7,347,000)	(474)	(2,370)
Bunge Strike price $120, expiration date 10/20/23, notional amount $(1,416,000)	(118)	(1,180)
CBOE Volatility Index Strike price $30, expiration date 10/18/23, notional amount $(339,000)	(113)	(3,164)
CBOE Volatility Index Strike price $40, expiration date 10/18/23, notional amount $(412,000)	(103)	(1,442)
ConocoPhillips Strike price $135, expiration date 10/20/23, notional amount $(4,725,000)	(350)	(3,150)
Delta Air Lines Strike price $50, expiration date 12/15/23, notional amount $(7,315,000)	(1,463)	(8,778)
Eli Lilly & Co. Strike price $640, expiration date 10/20/23, notional amount $(1,792,000)	(28)	(336)
Eli Lilly & Co. Strike price $670, expiration date 11/17/23, notional amount $(1,541,000)	(23)	(1,725)
Fortinet Strike price $70, expiration date 10/20/23, notional amount $(819,000)	(117)	(585)
Freeport-McMoRan Strike price $50, expiration date 1/19/24, notional amount $(2,530,000)	(506)	(15,686)
Microsoft Strike price $365, expiration date 10/20/23, notional amount $(2,555,000)	(70)	(350)
Microsoft Strike price $370, expiration date 10/20/23, notional amount $(5,180,000)	(140)	(560)
NVIDIA Strike price $530, expiration date 12/15/23, notional amount $(3,074,000)	(58)	(60,030)
NVIDIA Strike price $540, expiration date 11/17/23, notional amount $(4,968,000)	(92)	(20,976)
SPDR Gold Shares Strike price $195, expiration date 11/17/23, notional amount $(67,606,500)	(3,467)	(27,736)
SPDR S&P 500 ETF Trust Strike price $420, expiration date 12/15/23, notional amount $(2,772,000)	(66)	(132,198)
(326,004)
Put Options–(0.13)%
Adobe Strike price $510, expiration date 11/17/23, notional amount $(2,346,000)	(46)	(95,450)
Advanced Micro Devices Strike price $85, expiration date 11/17/23, notional amount $(1,470,500)	(173)	(21,971)
Advanced Micro Devices Strike price $95, expiration date 10/20/23, notional amount $(1,102,000)	(116)	(14,384)
Alphabet Strike price $120, expiration date 11/17/23, notional amount $(1,668,000)	(139)	(25,159)
Amazon.com Strike price $115, expiration date 11/17/23, notional amount $(2,311,500)	(201)	(50,250)
LVIP BlackRock Global Allocation Fund–30

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
Centrally Cleared (continued)
Put Options (continued)
Amazon.com Strike price $120, expiration date 10/20/23, notional amount $(4,140,000)	(345)	$(43,470)
Amazon.com Strike price $120, expiration date 11/17/23, notional amount $(1,800,000)	(150)	(57,750)
Amazon.com Strike price $125, expiration date 11/17/23, notional amount $(1,750,000)	(140)	(79,100)
Amazon.com Strike price $130, expiration date 11/17/23, notional amount $(2,535,000)	(195)	(154,245)
Apple Strike price $155, expiration date 11/17/23, notional amount $(1,782,500)	(115)	(20,010)
Apple Strike price $160, expiration date 10/20/23, notional amount $(944,000)	(59)	(4,838)
Apple Strike price $170, expiration date 10/20/23, notional amount $(1,190,000)	(70)	(21,350)
Broadcom Strike price $760, expiration date 11/17/23, notional amount $(1,140,000)	(15)	(17,550)
Comcast Strike price $42.5, expiration date 10/20/23, notional amount $(3,820,750)	(899)	(33,263)
ConocoPhillips Strike price $110, expiration date 11/17/23, notional amount $(3,124,000)	(284)	(44,020)
Delta Air Lines Strike price $35, expiration date 12/15/23, notional amount $(1,046,500)	(299)	(40,664)
Devon Energy Strike price $45, expiration date 11/17/23, notional amount $(1,795,500)	(399)	(51,471)
Eli Lilly & Co. Strike price $540, expiration date 11/17/23, notional amount $(1,242,000)	(23)	(52,095)
Eli Lilly & Co. Strike price $560, expiration date 10/20/23, notional amount $(1,568,000)	(28)	(73,920)
Fortinet Strike price $45, expiration date 10/20/23, notional amount $(526,500)	(117)	(585)
Freeport-McMoRan Strike price $38, expiration date 10/20/23, notional amount $(896,800)	(236)	(44,132)
Freeport-McMoRan Strike price $38, expiration date 1/19/24, notional amount $(1,922,800)	(506)	(165,968)
Humana Strike price $440, expiration date 11/17/23, notional amount $(2,552,000)	(58)	(24,186)
Humana Strike price $450, expiration date 11/17/23, notional amount $(1,845,000)	(41)	(23,042)
Intel Strike price $30, expiration date 12/15/23, notional amount $(1,797,000)	(599)	(35,341)
Invesco QQQ Trust Series 1 Strike price $325, expiration date 11/10/23, notional amount $(1,137,500)	(35)	(5,880)
iShares 20+ Year Treasury Bond ETF Strike price $80, expiration date 10/20/23, notional amount $(1,024,000)	(128)	(1,152)
iShares JP Morgan USD Emerging Markets Bond ETF Strike price $75, expiration date 10/20/23, notional amount $(562,500)	(75)	(900)
iShares JP Morgan USD Emerging Markets Bond ETF Strike price $77, expiration date 10/20/23, notional amount $(577,500)	(75)	(1,050)
iShares Russell 2000 ETF Strike price $163, expiration date 10/20/23, notional amount $(1,173,600)	(72)	(2,664)
Kenvue Strike price $20, expiration date 11/17/23, notional amount $(1,610,000)	(805)	(56,350)
Lennar Strike price $115, expiration date 11/17/23, notional amount $(885,500)	(77)	(44,891)
Lockheed Martin Strike price $370, expiration date 11/17/23, notional amount $(1,628,000)	(44)	(9,020)
Mastercard Strike price $360, expiration date 11/17/23, notional amount $(1,656,000)	(46)	(13,018)
MGM Resorts International Strike price $40, expiration date 10/20/23, notional amount $(560,000)	(140)	(48,300)
Micron Technology Strike price $52.5, expiration date 10/20/23, notional amount $(2,105,250)	(401)	(1,203)
Micron Technology Strike price $57.5, expiration date 11/17/23, notional amount $(2,064,250)	(359)	(15,796)
Microsoft Strike price $285, expiration date 11/17/23, notional amount $(1,653,000)	(58)	(18,734)
Microsoft Strike price $305, expiration date 10/20/23, notional amount $(1,067,500)	(35)	(10,500)
Netflix Strike price $300, expiration date 10/20/23, notional amount $(450,000)	(15)	(1,530)
NextEra Energy Strike price $65, expiration date 11/17/23, notional amount $(845,000)	(130)	(101,400)
NVIDIA Strike price $310, expiration date 12/15/23, notional amount $(1,798,000)	(58)	(13,862)
NVIDIA Strike price $380, expiration date 11/17/23, notional amount $(798,000)	(21)	(12,264)
NVIDIA Strike price $400, expiration date 11/17/23, notional amount $(3,680,000)	(92)	(94,944)
Pfizer Strike price $30, expiration date 11/17/23, notional amount $(1,182,000)	(394)	(12,608)
Rockwell Automation Strike price $270, expiration date 10/20/23, notional amount $(1,593,000)	(59)	(10,325)
Salesforce Strike price $185, expiration date 11/17/23, notional amount $(962,000)	(52)	(10,712)
Seagate Technology Holdings Strike price $55, expiration date 10/20/23, notional amount $(286,000)	(52)	(364)
SPDR Gold Shares Strike price $175, expiration date 11/17/23, notional amount $(30,327,500)	(1,733)	(745,190)
SPDR S&P 500 ETF Trust Strike price $400, expiration date 10/20/23, notional amount $(2,240,000)	(56)	(4,592)
Tesla Strike price $220, expiration date 11/17/23, notional amount $(748,000)	(34)	(22,950)
Uber Technologies Strike price $37.5, expiration date 11/17/23, notional amount $(1,121,250)	(299)	(12,259)
Uber Technologies Strike price $42.5, expiration date 11/17/23, notional amount $(1,275,000)	(300)	(42,000)
United Airlines Holdings Strike price $41, expiration date 12/15/23, notional amount $(1,225,900)	(299)	(67,574)
UnitedHealth Group Strike price $450, expiration date 10/20/23, notional amount $(2,070,000)	(46)	(4,324)
Valero Energy Strike price $120, expiration date 11/17/23, notional amount $(1,416,000)	(118)	(12,154)
LVIP BlackRock Global Allocation Fund–31

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
Centrally Cleared (continued)
Put Options (continued)
Walmart Strike price $150, expiration date 11/17/23, notional amount $(3,435,000)	(229)	$(29,999)
(2,622,723)
(2,948,727)
Total Options Written (Premiums received $(6,329,019))		(10,683,446)

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(2.44%)	(47,889,965)
NET ASSETS APPLICABLE TO 184,255,283 SHARES OUTSTANDING–100.00%	$1,964,957,805

ΔSecurities have been classified by country of origin.
✠All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
+Delayed settlement. Interest rate to be determined upon settlement date.
μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2023. Rate will reset at a future date.
@PIK. 100% of the income received was in the form of additional par.
♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

*Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2023.
^Zero coupon security. The rate shown is the yield at the time of purchase.
°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
»Units consist of 1 share of common stock and 1 warrant.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
†Non-income producing.
‡Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
≠The rate shown is the effective yield at the time of purchase.
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At September 30, 2023, the aggregate value of restricted securities was $49,553,147, which represented 2.52% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances)
with respect to these securities.

Restricted Securities
Investment	Date of Acquisition/In-kind Transfer	Cost	Value
10x Future Technologies Ltd.	6/6/2022	$966,416	$600,642
Breeze Aviation Group, Inc. Series B	6/6/2022	814,265	595,544
LVIP BlackRock Global Allocation Fund–32

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Restricted Securities (continued)
Investment	Date of Acquisition/In-kind Transfer	Cost	Value
Bytedance Ltd. Series E	6/6/2022	$3,886,481	$3,848,805
Caresyntax, Inc.	6/6/2022	240,886	238,513
CML ST Regis Aspen	6/6/2022	1,188,186	1,158,993
CML Trigrams	6/6/2022	1,913,183	1,909,683
Crown PropTech Acquisitions	2/6/2023	0	0
Cypher Bidco	6/6/2022	1,523,712	1,466,249
Databricks, Inc. Series F	6/6/2022	3,699,434	4,446,823
Databricks, Inc. Series G	6/6/2022	1,010,938	1,215,176
Dream Finders Homes, Inc.	6/6/2022	2,327,696	2,225,314
Epic Games, Inc.	6/6/2022	2,952,750	2,192,814
Exo Imaging, Inc. Series C	6/6/2022	407,022	250,635
Fanatics Holdings, Inc.	6/6/2022	2,573,239	2,725,342
Farmers Business Network, Inc. Series F	6/6/2022	1,092,852	96,872
Farmers Business Network, Inc. Series G	6/6/2022	165,273	14,650
Freed Co. Ltd.	6/6/2022	1,026,065	983,592
Galaxy Universal LLC	6/6/2022	1,324,122	1,308,655
GM Cruise Holdings LLC Class G	6/6/2022	542,495	586,707
Grand Rounds, Inc.	4/29/2019	1,804,027	1,148,903
Green Plains Operating Co. LLC	6/6/2022	997,079	983,991
Jawbone, Inc.	4/29/2019	0	0
Jumpcloud, Inc. Series E-1	6/6/2022	2,531,915	1,366,743
Jumpcloud, Inc. Series F	6/6/2022	166,530	89,894
Lesson Nine GmbH Series B	6/6/2022	514,311	482,503
Loadsmart, Inc. Series C	6/6/2022	1,759,432	1,076,064
Loadsmart, Inc. Series D	6/6/2022	155,855	95,321
Lookout, Inc.	4/29/2019	153,118	54,032
Lookout, Inc. Series F	4/29/2019	2,322,271	1,191,073
LUKOIL PJSC	10/31/2018	11,802	0
Magnit PJSC	8/4/2022	9,656	0
Magnit PJSC GDR	6/14/2019	35	0
MCM Trust Series 2006-4 A2B	6/6/2022	404,312	368,161
Mercia A-1	6/6/2022	569,883	551,878
Mercia A-2	6/6/2022	1,737,637	1,682,737
Mercia B-1	6/6/2022	100,093	96,930
MMC Norilsk Nickel PJSC	10/31/2018	8,399	0
Mntn Digital Series D	6/6/2022	377,132	198,984
Mythic AL, Inc. Series C	6/6/2022	391,278	0
Neon Pagamentos SA	6/6/2022	1,403,856	1,582,202
Noodle Partners, Inc. Series C	6/6/2022	424,113	351,230
Novatek PJSC GDR	2/17/2021	6,347	0
OpenDoor	6/6/2022	1,384,126	1,323,296
Profrac Services LLC	6/6/2022	363,264	366,878
PsiQuantum Corp. Series D	6/6/2022	379,300	414,171
Quintis Australia Pty. Ltd.	4/29/2019	967,514	0
Relativity Space, Inc. Series E	6/6/2022	555,650	463,626
Salt Pay Co. Ltd. Series C	6/6/2022	465,535	173,692
SambaNova Systems, Inc. Series C	6/6/2022	1,364,826	1,272,255
SambaNova Systems, Inc. Series D	6/6/2022	434,237	404,784
Sheraton Austin	6/6/2022	1,342,319	1,303,454
Snorkel AI, Inc. Series B	6/6/2022	41,487	38,811
LVIP BlackRock Global Allocation Fund–33

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Restricted Securities (continued)
Investment	Date of Acquisition/In-kind Transfer	Cost	Value
Snorkel AI, Inc. Series C	6/6/2022	$148,614	$139,026
Sonder Secured Notes	6/6/2022	1,337,403	1,210,018
Starwood Property Trust, Inc.	6/6/2022	1,436,522	1,381,014
TVC DSCR 21-1	6/6/2022	578,502	412,089
Ukraine Government International Bonds	9/15/2022	69,390	87,831
Ukraine Government International Bonds	9/1/2022	50,025	65,273
Ukraine Government International Bonds	9/1/2022	34,394	42,912
Ursa Major Technologies, Inc.	6/6/2022	470,678	328,548
Verge Genomics, Inc. Series B	6/6/2022	513,271	698,048
Vita Global FinCo Ltd.	6/6/2022	656,233	606,143
Vita Global FinCo Ltd.	6/6/2022	468,344	428,871
Volta Series C	6/6/2022	174,273	187,169
Zero Mass Water, Inc. Series C-1	6/6/2022	1,583,070	1,019,583
Total		$58,323,073	$49,553,147

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at September 30, 2023:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BCLY	BRL	2,384,746	USD	(477,176)	12/14/23	$—	$(7,205)
BCLY	CZK	(12,124,000)	USD	528,463	12/14/23	4,131	—
BCLY	EUR	1,314,000	USD	(1,411,680)	12/14/23	—	(17,542)
BCLY	EUR	(295,000)	USD	317,100	12/14/23	4,109	—
BCLY	HUF	961,715,589	USD	(2,614,961)	12/14/23	—	(36,215)
BCLY	MXN	12,476,000	USD	(706,715)	12/14/23	87	—
BCLY	MYR	(1,474,000)	USD	316,581	12/14/23	444	—
BCLY	MYR	5,233,738	USD	(1,126,019)	12/14/23	—	(3,510)
BCLY	THB	196,184,710	USD	(5,548,838)	12/14/23	—	(124,413)
BCLY	THB	(26,438,000)	USD	738,331	12/14/23	7,331	—
BCLY	ZAR	(31,834,000)	USD	1,647,415	12/14/23	—	(22,673)
BNP	AUD	48,049,929	USD	(30,995,472)	12/20/23	—	(13,082)
BNP	CHF	(8,421,928)	USD	9,495,883	12/20/23	209,577	—
BNP	CLP	(282,598,000)	USD	313,076	12/14/23	—	(3,096)
BNP	CNH	62,100,881	USD	(8,569,977)	12/20/23	—	(29,378)
BNP	COP	(5,461,799,000)	USD	1,306,963	10/17/23	—	(25,080)
BNP	COP	(13,256,901,953)	USD	3,250,585	12/14/23	62,746	—
BNP	COP	5,461,799,000	USD	(1,244,429)	5/17/24	28,525	—
BNP	CZK	(21,506,000)	USD	940,235	12/14/23	10,156	—
BNP	HKD	(143,204,092)	USD	18,334,907	12/20/23	16,585	—
BNP	IDR	(24,137,426,000)	USD	1,565,840	12/14/23	8,096	—
BNP	IDR	2,017,990,230	USD	(131,173)	12/14/23	—	(939)
BNP	INR	(52,249,000)	USD	627,390	12/14/23	983	—
BNP	NOK	101,758,837	USD	(9,495,883)	12/20/23	39,066	—
BNP	PLN	(14,054,365)	USD	3,255,854	12/14/23	47,703	—
BNP	PLN	13,207,782	USD	(3,058,157)	12/20/23	—	(44,780)
BNP	ZAR	(13,938,000)	USD	731,999	12/14/23	778	—
BNP	ZAR	81,013,060	USD	(4,272,664)	12/20/23	—	(24,841)
BOA	HUF	(226,587,000)	USD	617,740	12/14/23	10,169	—
BOA	PLN	(1,529,000)	USD	352,203	12/14/23	3,182	—
CITI	BRL	(3,625,000)	USD	728,204	12/14/23	13,811	—
CITI	BRL	(28,469,802)	USD	5,719,584	12/20/23	112,496	—
CITI	COP	671,608,702	USD	(165,204)	12/14/23	—	(3,704)
CITI	COP	(2,898,161,000)	USD	703,632	12/14/23	6,721	—
CITI	IDR	4,749,210,541	USD	(309,032)	12/14/23	—	(2,535)
CITI	INR	153,376,000	USD	(1,836,442)	12/14/23	2,363	—
LVIP BlackRock Global Allocation Fund–34

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Foreign Currency Exchange Contracts (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CITI	KRW	1,898,515,000	USD	(1,428,486)	12/14/23	$—	$(19,179)
CITI	KRW	(419,884,000)	USD	315,649	12/14/23	3,960	—
CITI	MXN	14,939,091	USD	(834,950)	12/14/23	11,394	—
CITI	MXN	(12,671,000)	USD	728,110	12/14/23	10,260	—
CITI	MXN	(12,659,000)	USD	708,703	12/14/23	—	(8,467)
CITI	NOK	(87,192,057)	USD	8,170,290	12/20/23	268	—
CITI	PLN	4,074,000	USD	(945,153)	12/14/23	—	(15,192)
CITI	THB	(44,880,000)	USD	1,268,621	12/14/23	27,708	—
DB	BRL	(3,621,000)	USD	710,529	12/14/23	—	(3,075)
DB	EUR	(105,235)	USD	113,062	12/14/23	1,409	—
DB	JPY	11,766,855,969	USD	(81,130,700)	12/20/23	—	(1,307,096)
DB	ZAR	(90,795,652)	USD	4,696,827	12/14/23	—	(66,532)
DB	ZAR	8,503,342	USD	(446,925)	12/14/23	—	(819)
GSI	BRL	(27,840,130)	USD	5,521,908	12/14/23	35,343	—
GSI	CHF	(4,300,325)	USD	4,720,496	12/20/23	—	(21,189)
GSI	CLP	1,142,442,000	USD	(1,277,471)	12/14/23	700	—
GSI	HUF	770,101,997	USD	(2,122,292)	12/20/23	—	(58,584)
GSI	MXN	(22,180,000)	USD	1,239,418	12/14/23	—	(17,146)
GSI	MXN	9,282,000	USD	(522,252)	12/14/23	3,601	—
GSI	TWD	221,480,187	USD	(6,984,333)	12/20/23	—	(78,041)
GSI	ZAR	13,652,000	USD	(708,529)	12/14/23	7,688	—
HSBC	CHF	33,386,875	USD	(37,785,993)	12/20/23	—	(972,480)
HSBC	CZK	5,751,096	USD	(250,605)	12/14/23	—	(1,885)
HSBC	DKK	52,490,575	USD	(7,598,005)	12/20/23	—	(121,352)
HSBC	EUR	(12,472,200)	USD	13,237,155	12/20/23	—	(874)
HSBC	GBP	(5,185,313)	USD	6,481,104	12/20/23	150,739	—
HSBC	JPY	1,951,884,707	USD	(13,237,155)	12/20/23	3,975	—
HSBC	KRW	10,019,653,661	USD	(7,595,538)	12/20/23	—	(155,367)
HSBC	MXN	(229,073,405)	USD	12,913,911	12/14/23	—	(63,782)
HSBC	SEK	90,685,927	USD	(8,190,323)	12/20/23	145,145	—
JPMC	AUD	1,191,040	USD	(768,246)	12/20/23	—	(268)
JPMC	CAD	18,883,475	USD	(13,959,525)	12/20/23	—	(38,217)
JPMC	CZK	(26,565,080)	USD	1,163,093	12/14/23	14,221	—
JPMC	EUR	876,000	USD	(946,044)	12/14/23	—	(16,618)
JPMC	EUR	(7,002,984)	USD	7,550,430	12/20/23	117,442	—
JPMC	EUR	7,736,735	USD	(8,343,350)	12/20/23	—	(131,558)
JPMC	EUR	7,931,611	USD	(8,369,209)	12/20/23	49,426	—
JPMC	ILS	(14,086,878)	USD	3,692,685	1/29/24	—	(23,786)
JPMC	INR	(192,378,320)	USD	2,309,907	12/20/23	4,227	—
JPMC	JPY	338,695,993	USD	(2,335,774)	12/20/23	—	(38,139)
JPMC	MXN	23,326,335	USD	(1,317,226)	12/14/23	4,280	—
JPMC	SGD	5,198,914	USD	(3,838,677)	12/20/23	—	(21,308)
MSC	COP	4,353,822,000	USD	(1,070,985)	10/30/23	—	(13,732)
MSC	EUR	(3,918,109)	USD	4,222,998	12/20/23	64,306	—
MSC	GBP	3,381,375	USD	(4,222,998)	12/20/23	—	(94,927)
MSC	GBP	(1,268)	USD	1,585	12/20/23	37	—
MSC	HKD	(3,431,688)	USD	439,363	12/20/23	390	—
MSC	IDR	(30,576,505,134)	USD	1,987,772	12/20/23	14,615	—
MSC	MXN	31,601,557	USD	(1,822,687)	12/14/23	—	(32,365)
MSC	NZD	1,752,447	USD	(1,037,789)	12/20/23	12,576	—
MSC	PLN	1,529,000	USD	(350,376)	12/14/23	—	(1,355)
SSB	CNY	246,116	USD	(33,616)	10/10/23	652	—
SSB	CNY	(595,949)	USD	81,398	10/10/23	—	(1,578)
UBS	MXN	70,557,421	USD	(4,049,217)	12/20/23	—	(56,007)
Total Foreign Currency Exchange Contracts						$1,273,421	$(3,739,911)
LVIP BlackRock Global Allocation Fund–35

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
360	Australia 10 yr Bonds	$25,917,442	$26,657,116	12/15/23	$—	$(739,674)
257	EURO-BOBL	31,450,811	31,850,482	12/7/23	—	(399,671)
35	Euro-BTP	4,060,422	4,157,028	12/7/23	—	(96,606)
519	Euro-Bund	70,586,414	72,326,355	12/7/23	—	(1,739,941)
(9)	Euro-Buxl	(1,164,286)	(1,254,482)	12/7/23	90,196	—
141	Euro-O.A.T.	18,365,703	18,691,452	12/7/23	—	(325,749)
(77)	Euro-Schatz	(8,547,053)	(8,584,832)	12/7/23	37,779	—
(49)	Japan 10 yr Bonds (OSE)	(47,531,049)	(47,850,360)	12/13/23	319,311	—
74	Long Gilt	8,501,461	8,534,964	12/27/23	—	(33,503)
(1,433)	U.S. Treasury 10 yr Notes	(154,853,562)	(157,413,746)	12/19/23	2,560,184	—
(2,296)	U.S. Treasury 10 yr Ultra Notes	(256,147,500)	(263,164,181)	12/19/23	7,016,681	—
(1,806)	U.S. Treasury 2 yr Notes	(366,095,954)	(366,801,050)	12/29/23	705,096	—
2,699	U.S. Treasury 5 yr Notes	284,364,953	286,145,465	12/29/23	—	(1,780,512)
28	U.S. Treasury Long Bonds	3,185,875	3,367,837	12/19/23	—	(181,962)
78	U.S. Treasury Ultra Bonds	9,257,625	9,555,961	12/19/23	—	(298,336)
					10,729,247	(5,595,954)
Equity Contracts:
1	DAX Index	410,372	421,978	12/15/23	—	(11,606)
33	E-mini MSCI Emerging Markets Index	1,576,575	1,627,158	12/15/23	—	(50,583)
(224)	E-mini NASDAQ 100	(66,601,920)	(69,391,096)	12/15/23	2,789,176	—
(6)	E-mini Russell 2000 Index	(539,580)	(561,741)	12/15/23	22,161	—
158	E-mini S&P 500 Index	34,171,450	35,586,279	12/15/23	—	(1,414,829)
78	Euro STOXX 50 Index	3,466,850	3,512,764	12/15/23	—	(45,914)
226	Euro STOXX Bank Index	1,337,458	1,307,428	12/15/23	30,030	—
(17)	FTSE 100 Index	(1,591,096)	(1,577,480)	12/15/23	—	(13,616)
67	IFSC Nifty 50 Index	2,641,207	2,657,355	10/26/23	—	(16,148)
1	Japanese Yen	106,481	108,906	12/7/23	—	(2,425)
84	Nikkei 225 Index (OSE)	17,908,458	18,362,211	12/7/23	—	(453,753)
4	S&P / TSX 60 Index	692,833	713,292	12/14/23	—	(20,459)
(2)	SPI 200 Index	(227,797)	(233,966)	12/21/23	6,169	—
					2,847,536	(2,029,333)
Total Futures Contracts					$13,576,783	$(7,625,287)
Swap Contracts
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
Protection Purchased
AVIS Budget Group 4.75 - 04/01/2028- Quarterly	431,000	(5.00%)	12/20/26	$(28,866)	$(40,088)	$11,222	$—
CDX.NA.HY.41- Quarterly[3]	685,000	(5.00%)	12/20/28	(6,618)	(4,111)	—	(2,507)
ITRAXX.XO.38- Quarterly[4]	EUR 554,970	(5.00%)	12/20/27	(35,165)	(7,830)	—	(27,335)
					(52,029)	11,222	(29,842)
Protection Sold
CDX.NA.HY.39- Quarterly[3]	1,995,141	(5.00%)	12/20/27	50,265	(24,411)	74,676	—
CDX.NA.IG.39- Quarterly[5]	5,261,984	(1.00%)	12/20/27	69,548	6,909	62,639	—
					(17,502)	137,315	—

LVIP BlackRock Global Allocation Fund–36

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Credit Default Swap (CDS) Contracts (continued)
Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Protection Purchased
BNP BorgWarner, Inc. 3.38 - 03/15/2025 - Quarterly	45,000	(1.00%)	12/20/27	$(713)	$529	$—	$(1,242)
JPMC Credit Suisse Group 5.00 07/29/2019 - Quarterly	EUR 1,400,000	(1.00%)	6/20/28	(11,969)	47,153	—	(59,122)
JPMC Credit Suisse Group 5.00 07/29/2019 - Quarterly	EUR 840,000	(1.00%)	6/20/28	(7,181)	27,342	—	(34,523)
MSC Ford Motor Co. 4.35 - 12/08/2026 - Quarterly	60,000	(5.00%)	12/20/27	(6,195)	(1,318)	—	(4,877)
MSC Ford Motor Co. 4.35 - 12/08/2026 - Quarterly	80,000	(5.00%)	12/20/28	(8,464)	(7,467)	—	(997)
GSI General Electric Co. 6.75 - 03/15/2032 -Quarterly	107,914	(1.00%)	6/20/27	(1,827)	1,691	—	(3,518)
MSC General Electric Co. 6.75 - 03/15/2032 -Quarterly	107,914	(1.00%)	6/20/27	(1,827)	1,691	—	(3,518)
MSC General Electric Co. 6.75 - 03/15/2032 -Quarterly	144,172	(1.00%)	6/20/27	(2,441)	2,118	—	(4,559)
JPMC Paramount Global 4.75 - 05/15/2025 - Quarterly	220,000	(1.00%)	6/20/28	12,874	9,218	3,656	—
BCLY Paramount Global 4.75 - 05/15/2025 - Quarterly	48,951	(1.00%)	6/20/28	2,865	1,958	907	—
BCLY Paramount Global 4.75 - 05/15/2025 - Quarterly	45,524	(1.00%)	6/20/28	2,664	1,821	843	—
BCLY Pitney Bowes, Inc. 4.63 - 03/15/2024 - Quarterly	50,000	(1.00%)	6/20/24	248	2,418	—	(2,170)
BCLY Pitney Bowes, Inc. 4.63 - 03/15/2024 - Quarterly	50,000	(1.00%)	12/20/27	15,279	10,982	4,297	—
GSI Pitney Bowes, Inc. 4.63 - 03/15/2024 - Quarterly	85,000	(1.00%)	6/20/25	5,641	15,316	—	(9,675)
CITI Pitney Bowes, Inc. 4.63 - 03/15/2024 - Quarterly	50,000	(1.00%)	12/20/27	3,779	4,930	—	(1,151)
GSI Pitney Bowes, Inc. 4.63 - 03/15/2024 - Quarterly	55,000	(1.00%)	12/20/27	16,807	12,087	4,720	—
CITI Pitney Bowes, Inc. 4.63 - 03/15/2024 - Quarterly	30,000	(1.00%)	12/20/27	9,168	6,936	2,232	—
CITI Pitney Bowes, Inc. 4.63 - 03/15/2024 - Quarterly	40,000	(1.00%)	12/20/27	12,224	9,518	2,706	—
BOA Pitney Bowes, Inc. 4.63 - 03/15/2024 - Quarterly	80,000	(1.00%)	12/20/27	24,447	18,058	6,389	—
CITI Pitney Bowes, Inc. 4.63 - 03/15/2024 - Quarterly	135,000	(1.00%)	6/20/25	8,959	20,369	—	(11,410)
JPMC Simon Property Group LP 2.65 - 07/15/2030 - Quarterly	460,000	(1.00%)	6/20/28	(1,957)	9,993	—	(11,950)
CITI Southwest Airlines Co. 5.13 - 06/15/2027 - Quarterly	655,000	(1.00%)	12/20/28	5,183	5,267	—	(84)
BCLY Staples, Inc. 10.75 - 04/15/2027 - Quarterly	85,000	(5.00%)	6/20/24	1,748	3,597	—	(1,849)
JPMC Xerox Corp. 3.80 - 05/15/2024 - Quarterly	90,000	(1.00%)	12/20/27	6,802	8,905	—	(2,103)
					213,112	25,750	(152,748)
LVIP BlackRock Global Allocation Fund–37

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Credit Default Swap (CDS) Contracts (continued)
Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter: (continued)
Protection Sold
JPMC Vistra Operations Co. LLC 5.50 - 09/01/2026 - Quarterly	239,000	(5.00%)	12/20/25	$16,326	$9,399	$6,927	$—
					222,511	32,677	(152,748)
Total CDS Contracts					$152,980	$181,214	$(182,590)
Swap Contract
Inflation Swap Contract
	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Termination Date	Value	Unrealized Depreciation[1]
Centrally Cleared:
Pay amounts based on Inflation EU- CPI-U Index and receive fixed rate coupon at maturity	EUR 1,585,000	(2.69%)	8/15/32	$(32,073)	$(32,073)
Swap Contracts
Interest Rate Swap (IRS) Contracts
Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
1 yr IRS-(At Maturity)	GBP28,459,891	(4.26%)	5.19%[6]	9/6/24	$(395,645)	$68	$—	$(395,713)
1 yr IRS-(At Maturity)	GBP95,425,000	(3.18%)	1.00%[6]	2/10/28	(874,355)	455	—	(874,810)
1 yr IRS-(At Maturity)	GBP18,065,380	2.47%	(5.19%)[6]	4/3/24	583,530	(510)	584,040	—
1 yr IRS-(At Maturity)	GBP36,130,761	(3.22%)	5.19%[6]	4/3/24	(837,797)	616	—	(838,413)
1 yr IRS-(Annual/Semiannual)	EUR76,731,282	1.00%	(3.62%)[7]	5/4/24	2,402,124	171	2,401,953	—
1 yr IRS-(At Maturity)	EUR153,462,565	(1.75%)	3.62%[7]	5/4/24	(3,588,877)	341	—	(3,589,218)
1 yr IRS-(Monthly)	MXN49,437,401	(9.20%)	1.00%[8]	9/17/25	(16,272)	3	—	(16,275)
10 yr IRS-(Annual/Semiannual)	EUR3,655,837	0.02%	(3.94%)[7]	8/26/31	901,334	60	901,274	—
10 yr IRS-(Quarterly)	ZAR32,110,438	(9.90%)	8.33%[9]	9/20/33	1,713	31	1,682	—
10 yr IRS-(Monthly)	MXN110,256,953	(8.17%)	11.51%[8]	6/10/33	(528,847)	101	—	(528,948)
10 yr IRS-(Quarterly)	ZAR16,055,219	(9.92%)	8.33%[9]	9/20/33	2,096	15	2,081	—
10 yr IRS-(Quarterly)	ZAR16,055,220	(9.90%)	8.33%[9]	9/20/33	912	16	896	—
2 yr IRS-(Monthly)	MXN322,881,389	(9.78%)	11.51%[8]	2/4/25	(320,120)	49	—	(320,169)
2 yr IRS-(Monthly)	MXN161,440,694	(9.79%)	11.51%[8]	2/4/25	(158,857)	24	—	(158,881)
2 yr IRS-(Monthly)	MXN161,440,698	(9.80%)	11.51%[8]	2/4/25	(157,052)	24	—	(157,076)
2 yr IRS-(Annual)	11,013,000	(3.47%)	1.00%[10]	3/10/27	(108,628)	42	—	(108,670)
3 yr IRS-(Monthly)	MXN24,581,627	(4.68%)	11.51%[8]	2/27/24	(44,527)	—	—	(44,527)
3 yr IRS-(Monthly)	MXN24,581,627	(4.86%)	11.51%[8]	3/1/24	(43,343)	—	—	(43,343)
3 yr IRS-(Quarterly)	KRW3,832,574,953	(3.38%)	3.80%[11]	9/20/26	(36,985)	27	—	(37,012)
3 yr IRS-(Quarterly)	KRW3,832,574,952	(3.38%)	3.80%[11]	9/20/26	(36,335)	27	—	(36,362)
3 yr IRS-(Quarterly)	KRW3,832,000,095	(3.39%)	3.80%[11]	9/20/26	(35,923)	27	—	(35,950)
3 yr IRS-(Annual/Semiannual)	PLN14,927,000	3.88%	(1.00%)[12]	12/20/26	37,425	34	37,391	—
3 yr IRS-(Monthly)	MXN50,646,000	(9.69%)	11.51%[8]	9/16/26	(31,720)	13	—	(31,733)
5 yr IRS-(Monthly)	MXN20,296,160	(6.48%)	11.50%[8]	8/12/26	(108,967)	4	—	(108,971)
5 yr IRS-(Monthly)	MXN27,869,289	(6.47%)	11.51%[8]	8/13/26	(149,993)	6	—	(149,999)
5 yr IRS-(Monthly)	MXN13,784,000	(6.44%)	11.51%[8]	8/14/26	(74,613)	5	—	(74,618)
5 yr IRS-(Monthly)	MXN22,719,389	(6.42%)	11.51%[8]	8/14/26	(123,807)	4	—	(123,811)
5 yr IRS-(Monthly)	MXN20,466,582	(6.42%)	11.51%[8]	8/17/26	(111,035)	4	—	(111,039)
5 yr IRS-(Annual)	EUR8,364,000	(2.34%)	1.00%[13]	1/19/33	(289,886)	109	—	(289,995)
LVIP BlackRock Global Allocation Fund–38

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Interest Rate Swap (IRS) Contracts (continued)
Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared: (continued)
5 yr IRS-(Annual)	15,341,328	(3.14%)	1.00%[10]	5/12/33	$(561,635)	$135	$—	$(561,770)
5 yr IRS-(Annual)	GBP7,195,000	(4.86%)	5.19%[6]	6/20/28	73,149	(18)	73,167	—
1 yr IRS-(At Maturity)	348,543,600	(5.45%)	5.33%[10]	10/2/24	16,883	15,001	1,882	—
10 yr IRS-(Annual)	139,790,300	(4.31%)	5.33%[10]	9/29/33	311,995	12,116	299,879	—
2 yr IRS-(Monthly)	MXN73,418,626	(10.53%)	11.50%[8]	9/24/25	(8,434)	18	—	(8,452)
2 yr IRS-(Monthly)	MXN76,273,000	(10.84%)	11.50%[8]	9/25/25	15,628	19	15,609	—
2 yr IRS-(Annual)	124,983,600	(5.00%)	5.33%[10]	10/2/25	89,642	20,854	68,788	—
20 yr IRS-(Annual)	1,669,600	4.25%	(5.33%)[10]	9/29/43	(3,412)	1,141	—	(4,553)
3 yr IRS-(Annual)	19,372,700	(4.69%)	5.33%[10]	10/2/26	24,767	4,507	20,260	—
30 yr IRS-(Annual)	47,186,200	4.03%	(5.33%)[10]	9/29/53	(67,828)	14,937	—	(82,765)
5 yr IRS-(Annual)	37,434,700	(4.42%)	5.33%[10]	10/2/28	53,419	8,885	44,534	—
5 yr IRS-(Monthly)	MXN117,201,000	(9.13%)	11.51%[8]	8/15/28	(129,648)	63	—	(129,711)
3 yr IRS-(Quarterly)	ZAR78,856,167	8.22%	(8.33%)[9]	9/20/26	31,857	39	31,818	—
3 yr IRS-(Quarterly)	ZAR72,787,150	(8.74%)	1.00%[9]	12/20/26	17,586	37	17,549	—
						79,500	4,502,803	(8,862,784)

Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
BCLY 3 yr IRS-(At Maturity)	BRL3,948,031	(11.82%)	1.00%[14]	1/2/26	$16,079	$—	$16,079	$—
BCLY 3 yr IRS-(At Maturity)	BRL2,939,291	(11.56%)	1.00%[14]	1/2/26	8,122	—	8,122	—
BCLY 3 yr IRS-(At Maturity)	BRL32,556,000	(10.32%)	1.00%[14]	1/4/27	(101,513)	—	—	(101,513)
BNP 3 yr IRS-(At Maturity)	BRL2,914,185	(11.27%)	1.00%[14]	1/2/26	4,349	—	4,349	—
BNP 3 yr IRS-(At Maturity)	BRL19,423,774	(10.12%)	1.00%[14]	1/4/27	(94,551)	—	—	(94,551)
BNP 3 yr IRS-(At Maturity)	BRL108,408	(10.12%)	1.00%[14]	1/4/27	(529)	—	—	(529)
BNP 3 yr IRS-(At Maturity)	BRL14,282,031	(10.03%)	1.00%[14]	1/4/27	(77,352)	—	—	(77,352)
BOA 3 yr IRS-(At Maturity)	BRL20,244,680	(10.12%)	1.00%[14]	1/4/27	(98,872)	—	—	(98,872)
BOA 3 yr IRS-(At Maturity)	BRL15,193,012	(10.10%)	1.00%[14]	1/4/27	(76,151)	—	—	(76,151)
BOA 3 yr IRS-(At Maturity)	BRL16,337,393	(9.97%)	1.00%[14]	1/4/27	(88,724)	—	—	(88,724)
CITI 1 yr IRS-(At Maturity)	BRL94,548,867	12.62%	(1.00%)[14]	1/2/24	(299)	—	—	(299)
CITI 2 yr IRS-(At Maturity)	BRL25,721,643	(13.22%)	1.00%[14]	1/2/25	142,741	—	142,741	—
CITI 3 yr IRS-(At Maturity)	BRL2,209,004	(11.76%)	1.00%[14]	1/2/26	8,284	—	8,284	—
CITI 3 yr IRS-(At Maturity)	BRL15,903,253	(9.95%)	1.00%[14]	1/4/27	(87,855)	—	—	(87,855)
GSI 1 yr IRS-(Annual)	COP8,272,166,998	10.20%	(1.00%)[15]	2/28/25	23,319	—	23,319	—
GSI 2 yr IRS-(At Maturity)	BRL22,197,447	(10.11%)	1.00%[14]	1/2/26	(54,273)	—	—	(54,273)
GSI 3 yr IRS-(At Maturity)	BRL40,587,915	(10.05%)	1.00%[14]	1/4/27	(215,280)	—	—	(215,280)
HSBC 2 yr IRS-(At Maturity)	BRL20,773,411	(9.98%)	1.00%[14]	1/2/26	(61,306)	—	—	(61,306)
JPMC 2 yr IRS-(At Maturity)	BRL48,919,908	(13.15%)	1.00%[14]	1/2/25	258,608	—	258,608	—
JPMC 2 yr IRS-(At Maturity)	BRL48,895,263	(13.18%)	1.00%[14]	1/2/25	263,978	—	263,978	—
JPMC 3 yr IRS-(At Maturity)	BRL10,128,697	(9.39%)	1.00%[14]	1/2/25	(156,364)	—	—	(156,364)
JPMC 3 yr IRS-(At Maturity)	BRL11,049,648	(9.42%)	1.00%[14]	1/2/25	(168,111)	—	—	(168,111)
JPMC 3 yr IRS-(At Maturity)	BRL2,306,349	(11.78%)	1.00%[14]	1/2/26	8,831	—	8,831	—
JPMC 3 yr IRS-(At Maturity)	BRL15,866,631	(10.03%)	1.00%[14]	1/4/27	(80,222)	—	—	(80,222)
MSC 3 yr IRS-(At Maturity)	BRL4,055,900	(11.83%)	1.00%[14]	1/2/26	16,736	—	16,736	—
MSC 3 yr IRS-(At Maturity)	BRL15,883,708	(9.99%)	1.00%[14]	1/4/27	(83,781)	—	—	(83,781)
MSC 3 yr IRS-(At Maturity)	BRL12,624,000	10.56%	(1.00%)[14]	1/4/27	14,295	—	14,295	—
						—	765,342	(1,445,183)
Total IRS Contracts						$79,500	$5,268,145	$(10,307,967)
LVIP BlackRock Global Allocation Fund–39

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Total Return Swap (TRS) Contracts
Counterparty/ Swap Obligation	Notional Amount[2]	Floating Interest Paid (Received)	Termination Date	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
JPMC- Receive Variable amounts based on SOFR12M and pay based on iShares iBoxx $ Invest- ment Grade Corporate Bond ETF at maturity	(77,118)	(5.03%)	12/15/23	$194,667	$194,667	$—
BNP- Receive Variable amounts based on SOFR12M and pay based on iShares iBoxx $ Invest- ment Grade Corporate Bond ETF at maturity	(71,325)	(4.93%)	12/15/23	179,795	179,795	—
CITI- Receive amounts based on Citi Equity U.S. 1W Volatility Carry Index and pay variable payments based on SOFR12M at maturity	4,500	1.00%	3/15/24	(752)	—	(752)
BNP- Receive amounts based on iShares iBoxx High Yield Corpo- rate Bond ETF and pay variable quarterly payments based on SOFR12M	30,891	4.28%	12/15/23	(31,693)	—	(31,693)
BNP- Receive Variable amounts based on SOFR12M and pay based on iShares iBoxx $ Invest- ment Grade Corporate Bond ETF at maturity	(19,458)	(4.28%)	12/15/23	19,963	19,963	—
Total TRS Contracts					$394,425	$(32,445)
Swap Contracts
Contracts For Difference (CFD) Swap Contracts
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[16]	Termination Date[17]	Notional Amount[2]	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Long Equities
United States
JPM - Banc of California, Inc. - Monthly	6,627	5.52%	10/11/2023	82,374	$(331)	$—	$(331)
JPM - Dollar General Corp. - Monthly	11	5.17%	10/11/2023	1,190	(26)	—	(26)
JPM - MercadoLibre, Inc. - Monthly	5	5.17%	10/11/2023	6,385	(45)	—	(45)
Short Equities
Australia
JPM - Computershare Ltd. - Monthly	(61,930)	5.07%	10/11/2023	(1,032,921)	(15,629)	—	(15,629)
JPM - Evolution Mining Ltd. - Monthly	(33,747)	5.07%	10/11/2023	(77,080)	5,695	5,695	—
JPM - Fortescue Metals Group Ltd. - Monthly	(4,681)	5.07%	10/11/2023	(57,906)	(5,056)	—	(5,056)
JPM - Goodman Group - Monthly	(8,578)	5.07%	10/11/2023	(123,509)	5,207	5,207	—
JPM - Idp Education Ltd. - Monthly	(6,671)	5.07%	10/11/2023	(104,047)	12,346	12,346	—
JPM - IGO Ltd. - Monthly	(9,392)	5.07%	10/11/2023	(104,698)	9,251	9,251	—
JPM - James Hardie Industries PLC - Monthly	(2,305)	5.07%	10/11/2023	(77,369)	7,409	7,409	—
JPM - Lendlease Corp. Ltd. - Monthly	(19,756)	5.07%	10/11/2023	(95,843)	4,642	4,642	—
JPM - Lynas Rare Earths Ltd. - Monthly	(97,335)	5.07%	10/11/2023	(438,922)	13,993	13,993	—
JPM - Macquarie Group Ltd. - Monthly	(1,433)	5.07%	10/11/2023	(164,426)	1,815	1,815	—
JPM - Mineral Resources Ltd. - Monthly	(9,763)	5.07%	10/11/2023	(429,575)	5,053	5,053	—
JPM - Santos Ltd. - Monthly	(12,946)	5.07%	10/11/2023	(64,224)	(1,533)	—	(1,533)
JPM - Suncorp Group Ltd. - Monthly	(16,727)	5.07%	10/11/2023	(146,887)	(3,355)	—	(3,355)
Belgium
JPM - D'Ieteren Group - Monthly	(1,588)	5.06%	10/11/2023	(269,018)	(295)	—	(295)
Brazil
JPM - Alpargatas SA - Monthly	(71,196)	7.68%	10/11/2023	(121,440)	6,712	6,712	—
JPM - Banco BTG Pactual SA - Monthly	(9,033)	4.92%	10/11/2023	(77,874)	(278)	—	(278)
LVIP BlackRock Global Allocation Fund–40

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Contracts For Difference (CFD) Swap Contracts (continued)
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[16]	Termination Date[17]	Notional Amount[2]	Value	Unrealized Appreciation	Unrealized Depreciation

Brazil (continued)
JPM - BRF SA - Monthly	(51,289)	4.07%	10/11/2023	(91,039)	$(13,854)	$—	$(13,854)
CITI - Cia de Saneamento Basico do Estado de Sao Paulo - Monthly	(30,682)	38.68%	10/23/2023	(382,885)	8,772	8,772	—
JPM - Hapvida Participacoes e Investimentos SA - Monthly	(1,341,608)	4.90%	10/11/2023	(1,178,191)	(81,598)	—	(81,598)
JPM - Localiza Rent a Car SA - Monthly	(389)	0.10%	10/11/2023	0	(1,238)	—	(1,238)
JPM - Localiza Rent A Car SA - Monthly	(53,106)	4.92%	10/11/2023	(633,387)	13,216	13,216	—
CITI - Suzano SA - Monthly	(4,636)	48.83%	10/23/2023	(73,166)	2,354	2,354	—
Canada
CITI - Brookfield Asset Management Ltd. - Monthly	(8,196)	71.96%	10/23/2023	(283,871)	6,901	6,901	—
JPM - Cenovus Energy, Inc. - Monthly	(3,167)	5.07%	10/11/2023	(64,782)	(1,157)	—	(1,157)
JPM - Great-West Lifeco, Inc. - Monthly	(3,105)	5.07%	10/11/2023	(100,245)	1,438	1,438	—
JPM - Intact Financial Corp. - Monthly	(2,201)	5.07%	10/11/2023	(487,372)	(6,909)	—	(6,909)
JPM - Power Corp. of Canada - Monthly	(22,608)	5.07%	10/11/2023	(617,863)	17,326	17,326	—
JPM - Restaurant Brands International, Inc. - Monthly	(6,690)	5.07%	10/11/2023	(453,920)	3,106	3,106	—
CITI - TC Energy Corp. - Monthly	(7,634)	196.19%	10/23/2023	(275,630)	13,098	13,098	—
China
JPM - Fuyao Glass Industry Group Co. Ltd. - Monthly	(12,400)	5.02%	10/11/2023	(58,354)	5	5	—
JPM - Shandong Gold Mining Co. Ltd. - Monthly	(106,000)	5.02%	10/11/2023	(206,597)	5,993	5,993	—
Denmark
CITI - Tryg AS - Monthly	(3,244)	35.56%	10/23/2023	(62,730)	3,248	3,248	—
Finland
JPM - Metso Oyj - Monthly	(25,273)	5.06%	10/11/2023	(276,725)	9,277	9,277	—
France
JPM - Sartorius Stedim Biotech - Monthly	(2,885)	5.06%	10/11/2023	(815,355)	126,018	126,018	—
Germany
JPM - Delivery Hero SE - Monthly	(4,966)	5.06%	10/11/2023	(161,734)	19,083	19,083	—
JPM - Hellofresh SE - Monthly	(20,343)	5.06%	10/11/2023	(649,940)	35,761	35,761	—
JPM - HOCHTIEF AG - Monthly	(1,113)	5.06%	10/11/2023	(139,118)	6,528	6,528	—
JPM - Sartorius AG - Monthly	(2,041)	5.05%	10/11/2023	(752,909)	58,927	58,927	—
JPM - Talanx AG - Monthly	(1,329)	4.98%	10/11/2023	(147,110)	7,829	7,829	—
CITI - Vonovia SE - Monthly	(30,120)	153.03%	10/23/2023	(768,877)	42,149	42,149	—
Hong Kong
CITI - China Overseas Land & Investment Ltd. - Monthly	(67,000)	47.06%	10/23/2023	(138,964)	18	18	—
JPM - China Southern Airlines Co. Ltd. - Monthly	(296,000)	4.73%	10/11/2023	(152,912)	8,899	8,899	—
CITI - China Vanke Co. Ltd. - Monthly	(57,590)	77.95%	10/23/2023	(65,762)	2,222	2,222	—
JPM - Flat Glass Group Co. Ltd. - Monthly	(109,000)	3.84%	10/11/2023	(251,191)	6,214	6,214	—
JPM - Li Ning Co. Ltd. - Monthly	(76,500)	5.02%	10/11/2023	(360,319)	35,578	35,578	—
JPM - PICC Property & Casualty Co. Ltd. - Monthly	(220,000)	5.02%	10/11/2023	(265,466)	(17,156)	—	(17,156)
JPM - Sino Biopharmaceutical Ltd. - Monthly	(214,000)	5.02%	10/11/2023	(79,706)	2,369	2,369	—
JPM - Xiaomi Corp. - Monthly	(682,800)	5.02%	10/11/2023	(1,039,993)	(31,001)	—	(31,001)
JPM - XPeng, Inc. - Monthly	(120,400)	4.32%	10/11/2023	(1,042,154)	5,863	5,863	—
JPM - Zhuzhou CRRC Times Electric Co. Ltd. - Monthly	(51,500)	5.02%	10/11/2023	(187,031)	7,374	7,374	—
CITI - ZTE Corp. - Monthly	(18,800)	23.51%	10/23/2023	(59,499)	2,722	2,722	—
Italy
CITI - Nexi SPA - Monthly	(16,026)	22.64%	10/23/2023	(104,225)	6,156	6,156	—
JPM - Telecom Italia SPA - Monthly	(1,863,668)	5.06%	10/11/2023	(640,991)	4,600	4,600	—
Japan
JPM - Advantest Corp. - Monthly	(16,100)	5.07%	10/11/2023	(473,142)	25,066	25,066	—
CITI - Ajinomoto Co., Inc. - Monthly	(2,100)	21.23%	10/23/2023	(82,322)	1,324	1,324	—
CITI - Eneos Holdings, Inc. - Monthly	(43,900)	40.19%	10/23/2023	(196,570)	9,924	9,924	—
JPM - Fujitsu General Ltd. - Monthly	(3,500)	5.07%	10/11/2023	(67,445)	1,714	1,714	—
CITI - Hitachi Ltd. - Monthly	(2,300)	72.73%	10/23/2023	(151,896)	9,146	9,146	—
JPM - Lasertec Corp. - Monthly	(1,900)	74.11%	10/11/2023	(286,800)	(9,058)	—	(9,058)
CITI - MatsukiyoCocokara & Co. - Monthly	(26,000)	393.34%	10/23/2023	(472,495)	(1,025)	—	(1,025)
JPM - Mercari, Inc. - Monthly	(21,300)	5.07%	10/11/2023	(456,854)	(2,577)	—	(2,577)
JPM - Mitsui Fudosan Co. Ltd. - Monthly	(3,100)	5.07%	10/11/2023	(93,599)	4,208	4,208	—
CITI - NEC Corp. - Monthly	(1,500)	65.49%	10/23/2023	(82,056)	(863)	—	(863)
JPM - Nikon Corp. - Monthly	(14,800)	5.07%	10/11/2023	(161,904)	5,773	5,773	—
JPM - Olympus Corp. - Monthly	(57,500)	5.07%	10/11/2023	(771,850)	17,532	17,532	—
JPM - Park24 Co. Ltd. - Monthly	(5,900)	5.07%	10/11/2023	(90,846)	7,644	7,644	—
JPM - Rakuten Group, Inc. - Monthly	(197,100)	5.01%	10/11/2023	(767,093)	(41,540)	—	(41,540)
CITI - Recruit Holdings Co. Ltd. - Monthly	(11,300)	273.40%	10/23/2023	(378,137)	16,697	16,697	—
CITI - Resona Holdings, Inc. - Monthly	(8,700)	0.10%	10/23/2023	(51,066)	2,845	2,845	—
JPM - SBI Holdings, Inc. - Monthly	(9,200)	5.07%	10/11/2023	(195,453)	1,652	1,652	—
LVIP BlackRock Global Allocation Fund–41

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Contracts For Difference (CFD) Swap Contracts (continued)
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[16]	Termination Date[17]	Notional Amount[2]	Value	Unrealized Appreciation	Unrealized Depreciation

Japan (continued)
JPM - Socionext, Inc. - Monthly	(2,700)	5.07%	10/11/2023	(287,545)	$20,508	$20,508	$—
JPM - SoftBank Group Corp. - Monthly	(11,800)	5.07%	10/11/2023	(505,029)	6,168	6,168	—
CITI - Sony Group Corp. - Monthly	(1,600)	38.53%	10/23/2023	(131,627)	577	577	—
JPM - Square Enix Holdings Co. Ltd. - Monthly	(6,200)	5.07%	10/11/2023	(227,766)	15,139	15,139	—
JPM - SUMCO Corp. - Monthly	(66,200)	5.07%	10/11/2023	(881,131)	3,243	3,243	—
JPM - Sumitomo Corp. - Monthly	(2,900)	5.07%	10/11/2023	(62,490)	2,500	2,500	—
CITI - TDK Corp. - Monthly	(1,600)	0.10%	10/23/2023	(59,448)	112	112	—
Mexico
CITI - America Movil SAB de CV - Monthly	(810,113)	91.37%	10/23/2023	(728,821)	17,116	17,116	—
Netherlands
CITI - Heineken Holding NV - Monthly	(2,474)	76.66%	10/23/2023	(192,486)	5,729	5,729	—
CITI - Heineken NV - Monthly	(923)	51.15%	10/23/2023	(81,636)	192	192	—
JPM - InPost SA - Monthly	(34,969)	5.06%	10/11/2023	(432,556)	26,704	26,704	—
JPM - Koninklijke Philips NV - Monthly	(28,974)	5.06%	10/11/2023	(600,177)	4,972	4,972	—
Norway
CITI - Aker ASA - Monthly	(422)	19.62%	10/23/2023	(26,554)	(79)	—	(79)
CITI - Aker BP ASA - Monthly	(10,088)	74.22%	10/23/2023	(278,992)	(165)	—	(165)
CITI - Salmar ASA - Monthly	(5,635)	26.25%	10/23/2023	(290,424)	4,161	4,161	—
Poland
JPM - Bank Polska Kasa Opieki SA - Monthly	(3,135)	4.82%	10/11/2023	(82,169)	387	387	—
CITI - KGHM Polska Miedz SA - Monthly	(5,025)	41.36%	10/23/2023	(133,258)	1,003	1,003	—
CITI - LPP SA - Monthly	(29)	70.31%	10/23/2023	(92,667)	6,371	6,371	—
JPM - ORLEN SA - Monthly	(6,726)	4.82%	10/11/2023	(91,667)	1,292	1,292	—
Republic of Korea
JPM - Kakao Corp. - Monthly	(13,124)	4.97%	10/11/2023	(451,113)	12,877	12,877	—
CITI - LG Chem Ltd. - Monthly	(157)	142.50%	10/23/2023	(60,719)	2,952	2,952	—
JPM - LG Electronics, Inc. - Monthly	(998)	4.97%	10/11/2023	(73,916)	(709)	—	(709)
JPM - Lotte Energy Materials Corp. - Monthly	(2,440)	4.48%	10/11/2023	(81,487)	9,520	9,520	—
JPM - LS Corp. - Monthly	(476)	4.57%	10/11/2023	(49,016)	(239)	—	(239)
JPM - POSCO Future M Co. Ltd. - Monthly	(2,353)	4.27%	10/11/2023	(736,070)	109,196	109,196	—
JPM - POSCO Holdings, Inc. - Monthly	(686)	4.97%	10/11/2023	(295,404)	23,424	23,424	—
JPM - SK Innovation Co. Ltd. - Monthly	(1,200)	4.68%	10/11/2023	(164,986)	19,842	19,842	—
JPM - SK, Inc. - Monthly	(1,067)	4.97%	10/11/2023	(117,544)	1,940	1,940	—
JPM - Yuhan Corp. - Monthly	(403)	4.97%	10/11/2023	(22,653)	16	16	—
South Africa
JPM - Reinet Investments SCA - Monthly	(3,957)	4.92%	10/11/2023	(84,049)	(2,835)	—	(2,835)
JPM - Sasol Ltd. - Monthly	(6,554)	4.92%	10/11/2023	(83,947)	(6,406)	—	(6,406)
Sweden
CITI - Electrolux AB - Monthly	(7,010)	33.95%	10/23/2023	(70,904)	(1,631)	—	(1,631)
CITI - EQT AB - Monthly	(6,373)	37.33%	10/23/2023	(124,733)	(1,787)	—	(1,787)
CITI - Essity AB - Monthly	(4,684)	23.39%	10/23/2023	(98,181)	(2,954)	—	(2,954)
CITI - Fastighets AB Balder - Monthly	(57,136)	35.78%	10/23/2023	(258,735)	917	917	—
CITI - Nordea Bank ABP - Monthly	(12,569)	51.15%	10/23/2023	(139,363)	1,174	1,174	—
CITI - Sagax AB - Monthly	(4,314)	24.18%	10/23/2023	(83,463)	1,136	1,136	—
JPM - Securitas AB - Monthly	(8,298)	5.02%	10/11/2023	(73,061)	(1,840)	—	(1,840)
Switzerland
JPM - Bachem Holding AG - Monthly	(5,333)	5.06%	10/11/2023	(444,043)	47,862	47,862	—
CITI - SIG Group AG - Monthly	(32,798)	62.30%	10/23/2023	(815,991)	4,775	4,775	—
CITI - Sika AG - Monthly	(448)	70.33%	10/23/2023	(112,423)	(1,663)	—	(1,663)
CITI - Straumann Holding AG - Monthly	(1,445)	52.04%	10/23/2023	(197,491)	12,476	12,476	—
JPM - Tecan Group AG - Monthly	(1,052)	5.06%	10/11/2023	(407,144)	41,964	41,964	—
JPM - UBS Group AG - Monthly	(9,568)	5.06%	10/11/2023	(466,124)	7,028	7,028	—
Taiwan
JPM - Powerchip Semiconductor Manufacturing Corp. - Monthly	(18,000)	4.20%	10/11/2023	(16,281)	614	614	—
United Kingdom
JPM - Centrica PLC - Monthly	(75,003)	5.07%	10/11/2023	(170,942)	10,272	10,272	—
CITI - Haleon PLC - Monthly	(20,194)	51.12%	10/23/2023	(81,608)	(2,373)	—	(2,373)
JPM - Ocado Group PLC - Monthly	(51,143)	5.07%	10/11/2023	(527,950)	153,303	153,303	—
CITI - Rentokil Initial PLC - Monthly	(22,099)	97.57%	10/23/2023	(163,013)	(1,515)	—	(1,515)
United States
CITI - Aflac, Inc. - Monthly	(1,433)	88.99%	10/23/2023	(119,273)	(631)	—	(631)
JPM - Air Transport Services Group, Inc. - Monthly	(2,744)	5.17%	10/11/2023	(58,173)	906	906	—
JPM - Airbnb, Inc. - Monthly	(1,832)	5.17%	10/11/2023	(251,142)	5,425	5,425	—
LVIP BlackRock Global Allocation Fund–42

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Contracts For Difference (CFD) Swap Contracts (continued)
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[16]	Termination Date[17]	Notional Amount[2]	Value	Unrealized Appreciation	Unrealized Depreciation

United States (continued)
CITI - Arch Capital Group Ltd. - Monthly	(929)	36.72%	10/23/2023	(75,212)	$1,161	$1,161	$—
CITI - Arista Networks, Inc. - Monthly	(1,197)	46.50%	10/23/2023	(215,846)	(4,319)	—	(4,319)
JPM - Avery Dennison Corp. - Monthly	(1,556)	5.17%	10/11/2023	(283,213)	(1,021)	—	(1,021)
JPM - Bank of America Corp. - Monthly	(3,902)	5.17%	10/11/2023	(110,661)	3,824	3,824	—
JPM - Bank of Hawaii Corp. - Monthly	(3,047)	4.38%	10/11/2023	(151,893)	488	488	—
JPM - BankUnited, Inc. - Monthly	(3,104)	5.17%	10/11/2023	(76,824)	6,363	6,363	—
JPM - Banner Corp. - Monthly	(2,274)	5.17%	10/11/2023	(99,283)	2,911	2,911	—
CITI - Blackstone, Inc. - Monthly	(5,568)	91.44%	10/23/2023	(630,168)	22,495	22,495	—
JPM - Block, Inc. - Monthly	(1,150)	5.17%	10/11/2023	(80,080)	10,073	10,073	—
JPM - Boston Properties, Inc. - Monthly	(14,494)	5.17%	10/11/2023	(990,111)	102,907	102,907	—
JPM - Brandywine Realty Trust - Monthly	(574)	5.17%	10/11/2023	(2,847)	241	241	—
JPM - Broadridge Financial Solutions, Inc. - Monthly	(3,599)	5.17%	10/11/2023	(686,763)	25,892	25,892	—
JPM - Celanese Corp. - Monthly	(8,362)	5.17%	10/11/2023	(1,034,983)	(931)	—	(931)
JPM - Charles River Laboratories International, Inc. - Monthly	(5,213)	5.17%	10/11/2023	(1,041,461)	16,891	16,891	—
JPM - Charles Schwab Corp. - Monthly	(4,335)	5.17%	10/11/2023	(257,196)	19,204	19,204	—
JPM - Church & Dwight Co., Inc. - Monthly	(5,825)	5.17%	10/11/2023	(555,259)	15,211	15,211	—
JPM - Community Bank System, Inc. - Monthly	(4,584)	5.17%	10/11/2023	(208,114)	14,623	14,623	—
CITI - Constellation Energy Corp. - Monthly	(11,389)	166.03%	10/23/2023	(1,387,336)	14,578	14,578	—
JPM - Crown Castle, Inc. - Monthly	(1,373)	5.17%	10/11/2023	(136,257)	9,899	9,899	—
JPM - Darden Restaurants, Inc. - Monthly	(735)	5.17%	10/11/2023	(109,605)	4,339	4,339	—
CITI - Discover Financial Services - Monthly	(849)	25.15%	10/23/2023	(73,912)	363	363	—
JPM - Dollar General Corp. - Monthly	(11)	5.17%	10/11/2023	(1,399)	235	235	—
JPM - DXC Technology Co. - Monthly	(12,428)	5.17%	10/11/2023	(253,858)	(5,018)	—	(5,018)
JPM - Enphase Energy, Inc. - Monthly	(1,185)	5.17%	10/11/2023	(142,258)	2	2	—
JPM - EPAM Systems, Inc. - Monthly	(1,292)	5.17%	10/11/2023	(341,259)	10,908	10,908	—
JPM - Equifax, Inc. - Monthly	(520)	5.17%	10/11/2023	(245,696)	6,516	6,516	—
JPM - FB Financial Corp. - Monthly	(4,050)	5.17%	10/11/2023	(119,232)	4,374	4,374	—
JPM - Fiserv, Inc. - Monthly	(1,200)	5.17%	10/11/2023	(145,920)	10,368	10,368	—
CITI - Ford Motor Co. - Monthly	(437)	13.26%	10/23/2023	(5,432)	4	4	—
JPM - Frontier Communications Parent, Inc. - Monthly	(3,536)	5.17%	10/11/2023	(52,439)	(2,900)	—	(2,900)
CITI - Gen Digital, Inc. - Monthly	(14,276)	80.70%	10/23/2023	(268,165)	15,765	15,765	—
JPM - Generac Holdings, Inc. - Monthly	(3,090)	5.17%	10/11/2023	(334,313)	2,947	2,947	—
JPM - General Electric Co. - Monthly	(603)	5.17%	10/11/2023	(66,828)	166	166	—
JPM - Glacier Bancorp, Inc. - Monthly	(3,685)	5.17%	10/11/2023	(105,649)	626	626	—
CITI - Hasbro, Inc. - Monthly	(9,824)	115.74%	10/23/2023	(642,186)	(7,573)	—	(7,573)
JPM - IBM Corp. - Monthly	(884)	5.17%	10/11/2023	(213,545)	6,524	6,524	—
CITI - Illumina, Inc. - Monthly	(3,922)	54.86%	10/23/2023	(519,204)	(19,208)	—	(19,208)
JPM - Independent Bank Group, Inc. - Monthly	(3,057)	5.17%	10/11/2023	(117,633)	(3,271)	—	(3,271)
JPM - Iron Mountain, Inc. - Monthly	(4,666)	5.17%	10/11/2023	(321,897)	9,968	9,968	—
JPM - iShares iBoxx $ Investment Grade Corporate Bond ETF - Monthly	(17,900)	4.63%	10/11/2023	(1,857,841)	31,683	31,683	—
JPM - KKR & Co., Inc. - Monthly	(10,603)	4.63%	10/11/2023	(666,243)	4,294	4,294	—
JPM - Laboratory Corp. of America Holdings - Monthly	(394)	5.17%	10/11/2023	(81,286)	2,073	2,073	—
JPM - Lamb Weston Holdings, Inc. - Monthly	(9,346)	5.17%	10/11/2023	(888,754)	14,511	14,511	—
JPM - Martin Marietta Materials, Inc. - Monthly	(153)	5.17%	10/11/2023	(70,532)	4,224	4,224	—
JPM - MercadoLibre, Inc. - Monthly	(5)	5.17%	10/11/2023	(7,141)	802	802	—
JPM - Morgan Stanley - Monthly	(1,108)	5.17%	10/11/2023	(98,143)	7,652	7,652	—
CITI - Mosaic Co. - Monthly	(1,333)	0.10%	10/23/2023	(52,375)	267	267	—
JPM - Newell Brands, Inc. - Monthly	(12,355)	5.17%	10/11/2023	(301,567)	2,210	2,210	—
CITI - Occidental Petroleum Corp. - Monthly	(1,322)	40.30%	10/23/2023	(83,141)	(2,631)	—	(2,631)
JPM - OceanFirst Financial Corp. - Monthly	(3,869)	5.17%	10/11/2023	(64,767)	8,783	8,783	—
JPM - Old Dominion Freight Line, Inc. - Monthly	(392)	5.17%	10/11/2023	(203,073)	4,517	4,517	—
JPM - ON Semiconductor Corp. - Monthly	(1,602)	5.17%	10/11/2023	(153,688)	4,188	4,188	—
JPM - Oracle Corp. - Monthly	(3,295)	5.17%	10/11/2023	(377,200)	19,237	19,237	—
JPM - Pacific Premier Bancorp, Inc. - Monthly	(2,931)	5.17%	10/11/2023	(128,858)	1,905	1,905	—
JPM - PacWest Bancorp - Monthly	(10,088)	2.52%	10/11/2023	(79,191)	(605)	—	(605)
CITI - Paramount Global - Monthly	(69,882)	50.68%	10/23/2023	(883,140)	(18,338)	—	(18,338)
JPM - PayPal Holdings, Inc. - Monthly	(5,772)	5.17%	10/11/2023	(340,736)	5,007	5,007	—
JPM - Pool Corp. - Monthly	(588)	5.17%	10/11/2023	(202,425)	(6,962)	—	(6,962)
JPM - Prosperity Bancshares, Inc. - Monthly	(1,713)	5.17%	10/11/2023	(96,219)	2,724	2,724	—
CITI - Quanta Services, Inc. - Monthly	(2,586)	115.99%	10/23/2023	(488,462)	3,569	3,569	—
JPM - Ralph Lauren Corp. - Monthly	(833)	5.17%	10/11/2023	(101,513)	716	716	—
JPM - Raymond James Financial, Inc. - Monthly	(4,397)	5.17%	10/11/2023	(466,276)	20,178	20,178	—
LVIP BlackRock Global Allocation Fund–43

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Contracts For Difference (CFD) Swap Contracts (continued)
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[16]	Termination Date[17]	Notional Amount[2]	Value	Unrealized Appreciation	Unrealized Depreciation

United States (continued)
JPM - Republic Services, Inc. - Monthly	(2,296)	5.17%	10/11/2023	(417,503)	$1,632	$1,632	$—
JPM - Revvity, Inc. - Monthly	(5,364)	5.17%	10/11/2023	(576,930)	(15,924)	—	(15,924)
JPM - Sabre Corp. - Monthly	(2,730)	5.17%	10/11/2023	(13,732)	1,474	1,474	—
JPM - Sea Ltd. - Monthly	(19,464)	5.17%	10/11/2023	(745,078)	(110,364)	—	(110,364)
JPM - Simmons First National Corp. - Monthly	(6,333)	5.17%	10/11/2023	(108,738)	1,330	1,330	—
JPM - Simon Property Group, Inc. - Monthly	(1,002)	5.17%	10/11/2023	(114,672)	6,426	6,426	—
CITI - Southwest Airlines Co. - Monthly	(57,699)	217.36%	10/23/2023	(1,589,859)	27,947	27,947	—
JPM - Steris PLC - Monthly	(2,788)	5.17%	10/11/2023	(631,051)	9,284	9,284	—
CITI - Take-Two Interactive Software, Inc. - Monthly	(10,292)	84.14%	10/23/2023	(1,422,658)	(22,235)	—	(22,235)
JPM - Targa Resources Corp. - Monthly	(1,767)	5.17%	10/11/2023	(150,799)	(669)	—	(669)
CITI - Teledyne Technologies, Inc. - Monthly	(494)	45.38%	10/23/2023	(206,213)	4,375	4,375	—
JPM - Truist Financial Corp. - Monthly	(7,400)	5.17%	10/11/2023	(220,372)	8,658	8,658	—
JPM - Tyson Foods, Inc. - Monthly	(7,931)	5.17%	10/11/2023	(406,373)	3,381	3,381	—
JPM - Valley National Bancorp - Monthly	(25,117)	5.17%	10/11/2023	(229,067)	14,066	14,066	—
JPM - VF Corp. - Monthly	(26,829)	5.17%	10/11/2023	(460,802)	(13,267)	—	(13,267)
JPM - Washington Federal, Inc. - Monthly	(4,032)	5.17%	10/11/2023	(106,485)	3,185	3,185	—
CITI - Waste Management, Inc. - Monthly	(2,442)	102.32%	10/23/2023	(381,922)	9,663	9,663	—
JPM - Welltower, Inc. - Monthly	(976)	5.17%	10/11/2023	(79,641)	(312)	—	(312)
JPM - Western Alliance Bancorp - Monthly	(4,275)	5.17%	10/11/2023	(206,141)	9,619	9,619	—
JPM - Xerox Holdings Corp. - Monthly	(1,742)	5.17%	10/11/2023	(29,144)	1,812	1,812	—
JPM - Zions Bancorp NA - Monthly	(1,418)	5.17%	10/11/2023	(49,517)	43	43	—
Total Short Equities						$1,803,786	$(494,497)
Total CFD Swap Contracts						$1,803,786	$(494,899)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the consolidated financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through September 30, 2023.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[3] Markit’s North American High Yield CDX Index, or the CDX.NA.HY Index, is composed of 100 of the most liquid North American entities with high yield credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.

[4] The Markit iTraxx Crossover Index, or ITRAXX.XO Index comprises the 75 most liquid sub-investment grade entities. Constituents for the index can be found at www.markit.com/Documentation.
[5] Markit’s North America Investment Grade Index, or CDX.NA.IG Index, is composed of 125 of the most liquid North American entities with investment grade credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.

[6] Rate resets based on SONIA12M.
[7] Rate resets based on EURIBOR06M.
[8] Rate resets based on Mexican Interbank Equilibrium Interest Rate 01M.
[9] Rate resets based on JIBAR03M.
[10] Rate resets based on SOFR12M-Secured Overnight Financing Rate
[11] Rate resets based on KORIBOR03M.
[12] Rate resets based on Warsaw Interbank Offered Rate 6 Month.
[13] Rate resets based on ESTR12M.
[14] Rate resets based on Brazilian Interbank Deposit (Certificado de Depósito Interbancário) Rate.
LVIP BlackRock Global Allocation Fund–44

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
[15] Rate resets based on Colombia Interbank Rate.
[16] Financing Rates are based on multiple financing rate benchmarks. The Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 15-490 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The specified benchmarks used in determining the variable rate of interest are the
1-Month USD-LIBOR.

[17] Date reflected is the next payment date. Contracts have an open-ended maturity date.

Summary of Abbreviations:
ADR–American Depositary Receipt
AUD–Australian Dollar
BAMLL–Bank of America Merrill Lynch Large Loan
BCLY–Barclays Bank
BNP–BNP Paribas
BOA–Bank of America
BOBL–Bundesobligationen
BRL–Brazilian Real
BTP–Buoni del Tesoro Poliennali
CAD–Canadian Dollar
CDI–Chess Depository Interest
CDX.NA.HY–Credit Default Swap Index North America High Yield
CDX.NA.IG–Credit Default Swap Index North American Investment Grade
CHF–Swiss Franc
CITI–Citigroup Global Markets
CLO–Collateralized Loan Obligation
CLP–Chilean Peso
CNH–Chinese Yuan Renminbi
CNY–Chinese Yuan
COP–Colombia Peso
CZK–Czech Koruna
DAX–Deutscher Aktien Index
DB–Deutsche Bank
DKK–Danish Krone
ETF–Exchange-Traded Fund
EU-CPI-U–Eurpoean Union Consumer Price Index for All Urban Consumers
EUR–Euro
EURIBOR01M–Euro InterBank Offered Rate EUR 1 Month
EURIBOR03M–Euro InterBank Offered Rate EUR 3 Month
EURIBOR06M–Euro InterBank Offered Rate EUR 6 Month
ESTR12M–Euro short-term rate 12 Month
FTSE–Financial Times Stock Exchange
GBP–British Pound Sterling
GDR–Global Depository Receipt
GS–Goldman Sachs
GSI–Goldman Sachs International
HKD–Hong Kong Dollar
HSBC–Hong Kong and Shanghai Banking Corporation
HUF–Hungarian Forint
IDR–Indonesia Rupiah
ILS–Israeli Shekel
INR–Indian Rupee
IRS–Interest Rate Swap
ITRAXX.XO–Markit iTraxx Crossover Index
JPM–JPMorgan
JPMC–JPMorgan Chase
JPY–Japanese Yen
KRW–South Korean Won
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
MSC–Morgan Stanley & Co.
MSCI–Morgan Stanley Capital International
MXN–Mexican Peso
MYR–Malaysian Ringgit
NOK–Norwegian Krone
NZD–New Zealand Dollar
LVIP BlackRock Global Allocation Fund–45

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Summary of Abbreviations: (continued)
O.A.T.–Obligations Assimilables du Trésor (French Treasury Bond)
OSE–Osaka Securities Exchange
PIK–Payment-in-kind
PJSC–Public Joint Stock Company
PLN–Polish Zloty
PRIME–Federal Reserve Prime Lending Rate
REMIC–Real Estate Mortgage Investment Conduits
S&P–Standard & Poor’s
S.F.–Single Family
SBSN–Surat Berharga Syariah Negara
SEK–Swedish Krona
SGD–Singapore Dollar
SOFR–Secured Overnight Financing Rate
SOFR CME01M–1 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
SOFRTE03M–3 Month Term Secured Overnight Financing Rate
SOFR CME03M–3 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFR CME06M–6 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFR12M–Secured Overnight Financing Rate 12 Months
SOFR30A–Secured Overnight Financing Rate 30 Days Average
SONIA–Sterling Overnight Index Average
SPDR–Standard & Poor’s Depositary Receipt
SPI–Swiss Performance Index
SSB–State Street Bank
STACR–Structured Agency Credit Risk
TBA–To be announced
THB–Thailand Baht
TIPS–Treasury Inflation-Protected Securities
TOPIX–Tokyo Stock Price Index
TSFR01M–1 Month Term Secured Overnight Financing Rate
TSFR03M–3 Month Term Secured Overnight Financing Rate
TSX–Toronto Stock Exchange
TWD–Taiwan New Dollar
USD–United States Dollar
yr–Year
ZAR–South African Rand
See accompanying notes.
LVIP BlackRock Global Allocation Fund–46

LVIP BlackRock Global Allocation Fund
Consolidated Notes
September 30, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock Global Allocation Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
LVIP BlackRock Global Allocation Fund Cayman, Ltd. is a wholly-owned subsidiary (the "Subsidiary") of the Fund formed in the Cayman Islands. The Subsidiary may also hold cash and invest in other instruments, including fixed-income securities, either as investments or to serve as margin or collateral for the Subsidiary’s derivative positions. The Subsidiary (unlike the Fund) may invest without limitation in commodity-related instruments. The Subsidiary is not registered under the 1940 Act and not subject to all the investor protections of the 1940 Act.
The Fund consolidates its investment in the Subsidiary in this consolidated schedule of investments. The Fund may invest up to 25% of its total assets in the shares of the Subsidiary. Accordingly, the consolidated schedule of investments include the assets and liabilities and the results of operations of the Subsidiary. All material intercompany balances and transactions have been eliminated. As of September 30, 2023, the net assets of the Subsidiary were $3,639,089 which represented 0.19% of the Fund's net assets.
Security Valuation–Domestic equity securities and Exchange-Traded Funds (“ETFs”), except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.   Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Non exchange-traded options are valued at the last reported sale price.   Swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Unfunded Loan Commitments–Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to
LVIP BlackRock Global Allocation Fund–47

LVIP BlackRock Global Allocation Fund
Consolidated Notes (continued)
 1. Significant Accounting Policies (continued)
which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Consolidated Statement of Operations. Unfunded loan commitments are reflected as a liability on the Consolidated Schedule of Investments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$3,542,322	$—	$— *	$3,542,322
Belgium	454,678	—	—	454,678
Brazil	2,658,090	—	—	2,658,090
Canada	27,342,819	—	—	27,342,819
China	13,641,868	1,936,677	—	15,578,545
Denmark	6,080,102	—	—	6,080,102
Finland	795,046	—	—	795,046
France	56,987,895	—	—	56,987,895
Germany	37,118,140	—	—	37,118,140
Greenland	324,889	—	—	324,889
Hong Kong	5,696,130	—	—	5,696,130
India	751,064	—	—	751,064
Indonesia	306,748	—	—	306,748
Ireland	1,773,597	—	—	1,773,597
Israel	5,428,100	—	—	5,428,100
Italy	11,620,067	—	—	11,620,067
Japan	77,954,469	—	129,637	78,084,106
Jordan	92,146	—	—	92,146
LVIP BlackRock Global Allocation Fund–48

LVIP BlackRock Global Allocation Fund
Consolidated Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Luxembourg	$281,726	$—	$—	$281,726
Mexico	1,802,871	—	—	1,802,871
Netherlands	27,834,549	—	—	27,834,549
Norway	1,363,744	—	—	1,363,744
Peru	438,117	—	—	438,117
Republic of Korea	—	9,565,393	—	9,565,393
Russia	—	—	— *	0
Saudi Arabia	—	357,843	—	357,843
Singapore	1,419,197	—	—	1,419,197
South Africa	530,868	—	—	530,868
Spain	9,931,113	—	—	9,931,113
Sweden	4,860,468	—	187,169	5,047,637
Switzerland	47,418,088	—	—	47,418,088
Taiwan	—	10,643,262	—	10,643,262
United Arab Emirates	—	—	— *	0
United Kingdom	64,561,831	—	—	64,561,831
United States	685,043,260	—	6,572,107	691,615,367
Uruguay	476,723	—	—	476,723
Convertible Preferred Stocks	2,782,045	—	7,439,779	10,221,824
Preferred Stocks
Brazil	644,905	—	—	644,905
Germany	501,148	—	—	501,148
United States	1,949,330	—	17,615,444	19,564,774
Warrants	16,089	—	— *	16,089
Convertible Bonds	—	577,196	—	577,196
Agency Collateralized Mortgage Obligation	—	138,143	—	138,143
Agency Commercial Mortgage-Backed Securities	—	506,358	—	506,358
Agency Mortgage-Backed Securities	—	91,896,124	—	91,896,124
Corporate Bonds
Australia	—	256,540	4,404,176	4,660,716
Austria	—	267,925	—	267,925
Belgium	—	225,065	—	225,065
Brazil	—	647,729	—	647,729
Canada	—	1,735,271	—	1,735,271
Chile	—	167,400	—	167,400
China	—	13,702	—	13,702
Colombia	—	1,188,478	—	1,188,478
Costa Rica	—	200,500	—	200,500
Dominican Republic	—	194,360	—	194,360
France	—	3,381,659	—	3,381,659
Germany	—	6,261,125	—	6,261,125
Hong Kong	—	370,067	—	370,067
India	—	321,952	—	321,952
Indonesia	—	462,375	—	462,375
Ireland	—	202,007	—	202,007
Israel	—	1,835,737	—	1,835,737
Italy	—	6,558,375	—	6,558,375
Japan	—	843,189	—	843,189
Kuwait	—	362,455	—	362,455
Luxembourg	—	4,899,610	—	4,899,610
Mexico	—	1,403,784	—	1,403,784
Netherlands	—	4,637,948	—	4,637,948
Oman	—	246,939	—	246,939
Panama	—	145,000	—	145,000
Republic of Korea	—	727,055	—	727,055
Singapore	—	390,968	—	390,968
South Africa	—	178,658	—	178,658
Spain	—	697,666	—	697,666
Sweden	—	2,047,929	—	2,047,929
LVIP BlackRock Global Allocation Fund–49

LVIP BlackRock Global Allocation Fund
Consolidated Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Switzerland	$—	$2,408,748	$—	$2,408,748
Tanzania (United Republic Of)	—	167,473	—	167,473
United Arab Emirates	—	1,467,501	—	1,467,501
United Kingdom	—	17,050,221	—	17,050,221
United States	—	75,924,560	3,533,465	79,458,025
Zambia	—	199,607	—	199,607
Loan Agreements	—	31,183,911	14,201,894	45,385,805
Non-Agency Asset-Backed Securities	—	12,407,695	1,488,570	13,896,265
Non-Agency Collateralized Mortgage Obligations	—	6,691,139	3,411,434	10,102,573
Non-Agency Commercial Mortgage-Backed Securities	—	42,749,737	—	42,749,737
Sovereign Bonds	—	141,336,370	—	141,336,370
U.S. Treasury Obligations	—	98,519,988	—	98,519,988
Exchange-Traded Funds	25,456,288	—	—	25,456,288
Money Market Fund	218,983,711	—	—	218,983,711
Short-Term Investments	—	27,414,263	—	27,414,263
Options Purchased	2,552,834	2,172,387	—	4,725,221
Total Investments	$1,351,417,075	$616,186,064	$58,983,675	$2,026,586,814
Liabilities:
Common Stocks Sold Short	$(3,055,598)	$—	$—	(3,055,598)
Total Investments	$(3,055,598)	$—	$—	$(3,055,598)
Derivatives:
Assets:
Foreign Currency Exchange Contracts	$—	$1,273,421	$—	$1,273,421
Futures Contracts	$13,576,783	$—	$—	$13,576,783
Swap Contracts	$—	$7,647,570	$—	$7,647,570
Liabilities:
Foreign Currency Exchange Contracts	$—	$(3,739,911)	$—	$(3,739,911)
Futures Contracts	$(7,625,287)	$—	$—	$(7,625,287)
Options Written	$(2,948,727)	$(7,734,719)	$—	$(10,683,446)
Swap Contracts	$—	$(11,049,974)	$—	$(11,049,974)

*	Includes securities that have been valued at zero on the "Consolidated Schedule of Investments" that are considered to be Level 3 investments in this table.
During the period ended September 30, 2023, there were no material transfers to or from Level 3 investments.
As a result of utilizing International fair value pricing at September 30, 2023, a portion of the Fund’s common stock investments was categorized as Level 2.
LVIP BlackRock Global Allocation Fund–50

LVIP BlackRock Global Allocation Fund
Consolidated Notes (continued)
 2. Investments (continued)
The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund’s securities characterized as Level 3 investments for the period ended September 30, 2023.
Asset Type	Fair Value at September 30, 2023	Valuation Technique(s)	Unobservable Input	Range (Average)(c)
Common Stock	$6,888,913	Recent Transaction	#	#
		Market Comparable Companies	Enterprise Value to Revenue Multiple (b)	0.16x-16.00x (N/A)
			Discount for Lack of Marketability (a)	13.00% (N/A)
Convertible Preferred Stock	$7,439,779	Recent Transaction	#	#
		Market Comparable Companies	Enterprise Value to Revenue Multiple (b)	3.75x-8.75x (N/A)
Corporate Bonds	$7,937,641	Market Yield Analysis	Average Yield to Maturity	11.75%-18.85% (14.88%)
			Weighted Average Cost of Capital (WACC)	15% (N/A)
Loan Agreements	$14,201,894	Indicative Market Quote	Broker Quote	$95.62-$99.67 ($97.60)
		Income Approach	Discount Rate (a)	11.48%-15.10% (13.42%)
			Spread	9.67%-13.67% (10.83%)
		Market Yield Analysis	Average Yield to Maturity	8%-13.10% (10.44%)
Non-Agency Asset-Backed Securities	$1,488,570	Income Approach	Discount Rate (a)	8.74% (N/A)
Non-Agency Collateralized Mortgage Obligations	$3,411,434	Indicative Market Quote	Broker Quote	$65.94 - $96.11 ($90.22)
Preferred Stock	$17,615,444	Market Yield Analysis	Average Yield to Maturity	12.15% (N/A)
		Market Comparable Companies	Enterprise Value to Revenue Multiple (b)	2.25x-36.50x (N/A)
			Term of Exit / Liquidity Event	1.50-5.00 yrs (3.91 yrs)
			Volatility Percentage	50.00%-75.00% (66.19%)
Warrants	$—	Recent Transaction	#	#
Total	$58,983,675
# The quantitative unobservable inputs within this category are based on recent transactions or valuation from a pricing service. There were no quantitative unobservable inputs significant to the valuation technique that were created by the fund’s management.

(a) Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(b) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.
(c) Unobservable inputs were weighted by the relative fair value of the instruments, where applicable.
Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to significantly increase or decrease the fair value of the Fund's securities.

LVIP BlackRock Global Allocation Fund–51

LVIP BlackRock Global Allocation Fund
Consolidated Notes (continued)
 2. Investments (continued)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Balances as of 12/31/2022	Reclassifications	Purchases	Sales	Transfer In	Transfer Out	Accretion/ (amortization)	Net realized gain (loss)	Net change in unrealized appreciation (depreciation)	Balance as of 09/30/23	Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 09/30/23
Common Stock	$7,061,952	$—	$129,322	$—	$—	$—	$—	$—	$(302,361)	$6,888,913	$(302,361)
Convertible Preferred Stocks	5,914,042	—	—	—	—	—	—	—	1,525,737	7,439,779	1,525,737
Corporate Bonds	12,160,139	—	47,704	(851,649)	—	—	30,601	(112,425)	(3,336,729)	7,937,641	(3,399,332)
Loan Agreements	17,310,715	—	22,193	(3,183,381)	—	—	29,518	(53,814)	76,663	14,201,894	3,886
Non-Agency Asset-Backed Security	1,460,338	—	—	—	—	—	4,065	—	24,167	1,488,570	24,167
Non-Agency Collateralized Mortgage Obligations	3,281,590	—	492,232	(242,751)	—	—	15,377	4,647	(139,661)	3,411,434	(139,661)
Preferred Stocks	19,563,478	—	—	—	—	—	—	—	(1,948,034)	17,615,444	(1,948,034)
Warrant	1	—	—	—	862	—	—	(5,022)	4,159	—	—
Total	$66,752,255	$—	$691,451	$(4,277,781)	$862	$—	$79,561	$(166,614)	$(4,096,059)	$58,983,675	$(4,235,598)
LVIP BlackRock Global Allocation Fund–52